Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed			Agency Collateralized Mortgage
Securities - 0.01%			Obligations (continued)
Fannie Mae Grantor Trust			Fannie Mae REMICs
Series 2003-T4 2A5			Series 2012-137 WI 3.50% 12/25/32 S.	721,624	$104,788
4.691% 9/26/33 •	159,838	$ 174,375	Series 2012-139 NS 4.215% (6.70%
Fannie Mae REMIC Trust			minus LIBOR01M, Cap 6.70%)
Series 2002-W11 AV1 2.826%			12/25/42 S•	5,946,210	1,295,233
(LIBOR01M + 0.34%, Floor 0.17%)			Series 2012-146 IO 3.50% 1/25/43 S	3,916,305	752,683
11/25/32•	670	656	Series 2012-149 IC 3.50% 1/25/28 S	2,645,235	255,340
Total Agency Asset-Backed Securities			Series 2013-1 YI 3.00% 2/25/33 S	3,621,013	468,811
			Series 2013-7 EI 3.00% 10/25/40 S	1,356,045	146,857
(cost $159,809)		175,031	Series 2013-20 IH 3.00% 3/25/33 S	78,808	10,645
Agency Collateralized Mortgage			Series 2013-23 IL 3.00% 3/25/33 S	65,444	8,556
Obligations - 3.74%			Series 2013-26 ID 3.00% 4/25/33 S	1,812,126	244,771
Fannie Mae Connecticut Avenue			Series 2013-28 YB 3.00% 4/25/43	52,000	50,108
Securities			Series 2013-31 MI 3.00% 4/25/33 S	587,728	79,751
Series 2017-C04 2M2 5.336%			Series 2013-35 IB 3.00% 4/25/33 S	2,535,603	324,654
			Series 2013-35 IG 3.00% 4/25/28 S	1,767,465	149,089
(LIBOR01M + 2.85%) 11/25/29 •	990,000	1,026,395	Series 2013-38 AI 3.00% 4/25/33 S	1,757,655	210,512
Series 2018-C02 2M2 4.686%			Series 2013-41 HI 3.00% 2/25/33 S	2,818,529	296,067
(LIBOR01M + 2.20%, Floor 2.20%)			Series 2013-44 DI 3.00% 5/25/33 S	5,349,652	724,165
8/25/30•	1,530,000	1,525,507	Series 2013-44 Z 3.00% 5/25/43	72,088	71,325
Series 2018-C03 1M2 4.636%			Series 2013-45 PI 3.00% 5/25/33 S	1,181,697	159,132
(LIBOR01M + 2.15%, Floor 2.15%)			Series 2013-55 AI 3.00% 6/25/33 S	3,054,078	372,911
10/25/30•	1,330,000	1,328,181	Series 2013-60 CI 3.00% 6/25/31 S	957,395	69,987
Series 2018-C05 1M2 4.836%			Series 2013-69 IJ 3.00% 7/25/33 S	1,288,375	172,096
(LIBOR01M + 2.35%, Floor 2.35%)			Series 2013-103 SK 3.435% (5.92%
1/25/31•	1,295,000	1,300,377	minus LIBOR01M, Cap 5.92%)
Fannie Mae Grantor Trust			10/25/43 S•	3,773,486	727,232
Series 1999-T2 A1 7.50% 1/19/39 •	290	313	Series 2014-64 IT 3.50% 6/25/41 S	320,465	26,940
Series 2002-T4 A3 7.50% 12/25/41	5,885	6,731	Series 2014-77 AI 3.00% 10/25/40 S	47,043	4,779
Series 2004-T1 1A2 6.50% 1/25/44	5,265	5,948	Series 2015-43 PZ 3.50% 6/25/45	1,120,493	1,156,532
Fannie Mae Interest Strip			Series 2015-44 AI 3.50% 1/25/34 S	55,737	5,610
Series 417 C24 3.50% 12/25/42 S	147,737	26,070	Series 2015-45 AI 3.00% 1/25/33 S	57,686	4,584
Series 418 C12 3.00% 8/25/33 S	5,165,652	620,605	Series 2015-56 MI 3.50% 10/25/41 S	1,020,065	121,029
Series 419 C3 3.00% 11/25/43 S	1,124,127	192,851	Series 2015-89 AZ 3.50% 12/25/45	360,661	381,686
Fannie Mae REMIC Trust			Series 2016-6 AI 3.50% 4/25/34 S	2,127,614	245,548
Series 2002-W6 2A1 7.00% 6/25/42 • .	12,730	13,909	Series 2016-23 AI 3.50% 2/25/41 S	927,707	95,292
Series 2004-W11 1A2 6.50% 5/25/44 .	22,884	25,793	Series 2016-30 CI 3.00% 5/25/36 S	1,674,276	222,808
Fannie Mae REMICs			Series 2016-33 DI 3.50% 6/25/36 S	4,295,125	612,390
Series 2008-15 SB 4.115% (6.60%			Series 2016-36 SB 3.515% (6.00%
minus LIBOR01M, Cap 6.60%)			minus LIBOR01M, Cap 6.00%)
8/25/36S•	224,428	37,053	3/25/43 S•	1,462,675	174,099
Series 2009-94 AC 5.00% 11/25/39	435,916	478,798	Series 2016-40 IO 3.50% 7/25/36 S	580,250	87,211
Series 2010-116 Z 4.00% 10/25/40	28,565	29,613	Series 2016-50 IB 3.00% 2/25/46 S	269,465	38,275
Series 2012-60 KI 3.00% 9/25/26 S	45,356	2,282	Series 2016-51 LI 3.00% 8/25/46 S	5,886,491	795,128
Series 2012-98 MI 3.00% 8/25/31 S	2,253,276	226,057	Series 2016-60 LI 3.00% 9/25/46 S	2,857,331	379,083
Series 2012-99 AI 3.50% 5/25/39 S	1,207,981	96,799	Series 2016-62 IC 3.00% 3/25/43 S	7,683,584	746,200
Series 2012-115 MI 3.50% 3/25/42 S	509,195	53,498	Series 2016-62 SA 3.515% (6.00%
Series 2012-120 CI 3.50% 12/25/31 S .	222,730	17,306	minus LIBOR01M, Cap 6.00%)
Series 2012-121 ID 3.00% 11/25/27 S .	93,080	8,217	9/25/46 S•	4,030,438	809,106
Series 2012-125 MI 3.50% 11/25/42 S.	46,863	8,601	Series 2016-64 CI 3.50% 7/25/43 S	2,111,888	246,526
Series 2012-128 IC 3.00% 11/25/32 S .	4,411,566	556,610	Series 2016-71 PI 3.00% 10/25/46 S	1,530,246	202,271
Series 2012-132 AI 3.00% 12/25/27 S .	2,909,609	235,338

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage			Agency Collateralized Mortgage
Obligations (continued)			Obligations (continued)
Fannie Mae REMICs			Freddie Mac REMICs
Series 2016-74 GS 3.515% (6.00%			Series 4433 DI 3.00% 8/15/32 S	43,414	$3,749
minus LIBOR01M, Cap 6.00%)			Series 4449 PI 4.00% 11/15/43 S	63,373	10,105
10/25/46 S•	2,958,099	$577,675	Series 4453 DI 3.50% 11/15/33 S	840,873	83,450
Series 2016-77 SA 3.515% (6.00%			Series 4494 SA 3.696% (6.18% minus
minus LIBOR01M, Cap 6.00%)			LIBOR01M, Cap 6.18%) 7/15/45 S•	574,964	109,704
10/25/46 S•	278,904	49,043	Series 4504 IO 3.50% 5/15/42 S	993,180	91,380
Series 2016-95 IO 3.00% 12/25/46 S	75,777	10,507	Series 4527 CI 3.50% 2/15/44 S	2,983,098	448,020
Series 2016-99 DI 3.50% 1/25/46 S	1,269,140	211,610	Series 4543 HI 3.00% 4/15/44 S	1,169,986	172,755
Series 2016-105 SA 3.515% (6.00%			Series 4574 AI 3.00% 4/15/31 S	2,409,507	286,515
minus LIBOR01M, Cap 6.00%)			Series 4580 MI 3.50% 2/15/43 S	152,304	18,373
1/25/47 S•	2,816,261	508,372	Series 4609 QZ 3.00% 8/15/46	982,154	923,285
Series 2017-1 EI 3.50% 9/25/35 S	948,229	137,649	Series 4610 IB 3.00% 6/15/41 S	6,740,788	650,471
Series 2017-4 AI 3.50% 5/25/41 S	2,173,493	227,480	Series 4618 SA 3.516% (6.00% minus
Series 2017-4 BI 3.50% 5/25/41 S	1,301,721	157,497	LIBOR01M, Cap 6.00%) 9/15/46 S•	1,564,814	324,476
Series 2017-6 NI 3.50% 3/25/46 S	261,306	44,032	Series 4623 MS 3.516% (6.00% minus
Series 2017-11 EI 3.00% 3/25/42 S	3,907,868	497,690	LIBOR01M, Cap 6.00%) 10/15/46 S•	3,317,397	611,410
Series 2017-12 JI 3.50% 5/25/40 S	1,066,108	106,474	Series 4625 BI 3.50% 6/15/46 S	4,146,638	740,126
Series 2017-15 NZ 3.50% 3/25/47	317,280	318,064	Series 4627 PI 3.50% 5/15/44 S	3,851,108	450,024
Series 2017-16 SM 3.565% (6.05%			Series 4644 GI 3.50% 5/15/40 S	1,613,443	177,031
minus LIBOR01M, Cap 6.05%)			Series 4648 SA 3.516% (6.00% minus
3/25/47 S•	4,867,878	869,263	LIBOR01M, Cap 6.00%) 1/15/47 S•	3,175,627	603,174
Series 2017-16 WI 3.00% 1/25/45 S	1,035,217	121,317	Series 4655 WI 3.50% 8/15/43 S	1,699,662	208,549
Series 2017-24 AI 3.00% 8/25/46 S	1,644,822	234,013	Series 4656 HI 3.50% 5/15/42 S	67,593	6,971
Series 2017-25 BL 3.00% 4/25/47	389,000	386,237	Series 4657 PS 3.516% (6.00% minus
Series 2017-40 GZ 3.50% 5/25/47	863,978	863,029	LIBOR01M, Cap 6.00%) 2/15/47 S•	3,527,865	660,497
Series 2017-77 HZ 3.50% 10/25/47	1,235,079	1,230,016	Series 4660 GI 3.00% 8/15/43 S	1,249,977	169,028
Series 2017-88 EI 3.00% 11/25/47 S	2,822,584	383,251	Series 4663 AI 3.00% 3/15/42 S	2,550,295	312,388
Series 2017-88 IE 3.00% 11/25/47 S	2,007,922	268,415	Series 4663 HZ 3.50% 3/15/47	404,294	404,793
Series 2017-94 CZ 3.50% 11/25/47	774,408	769,112	Series 4665 NI 3.50% 7/15/41 S	6,619,794	669,819
Series 2017-99 IE 3.00% 12/25/47 S	2,105,560	285,209	Series 4667 CI 3.50% 7/15/40 S	137,288	11,119
Freddie Mac REMICs			Series 4667 LI 3.50% 10/15/43 S	838,238	107,138
Series 4050 EI 4.00% 2/15/39 S	1,952,420	133,635	Series 4669 QI 3.50% 6/15/41 S	484,895	53,109
Series 4109 AI 3.00% 7/15/31 S	4,339,811	376,165	Series 4673 WI 3.50% 9/15/43 S	1,872,654	223,791
Series 4120 MI 3.00% 10/15/32 S	758,069	105,593	Series 4674 GI 3.50% 10/15/40 S	120,996	9,987
Series 4122 LI 3.00% 10/15/27 S	37,902	3,435	Series 4676 KZ 2.50% 7/15/45	849,715	764,885
Series 4135 AI 3.50% 11/15/42 S	3,587,897	647,837	Series 4690 WI 3.50% 12/15/43 S	2,386,272	330,242
Series 4146 IA 3.50% 12/15/32 S	1,967,163	294,736	Series 4691 LI 3.50% 1/15/41 S	1,617,526	147,393
Series 4150 UI 3.50% 8/15/32 S	4,698,427	429,812	Series 4693 EI 3.50% 8/15/42 S	1,208,644	146,477
Series 4153 IB 2.50% 1/15/28 S	1,009,425	74,119	Series 4703 CI 3.50% 7/15/42 S	3,603,424	391,653
Series 4156 AI 3.00% 10/15/31 S	1,040,351	105,079	Freddie Mac Strips
Series 4161 IM 3.50% 2/15/43 S	788,782	156,507	Series 304 C38 3.50% 12/15/27 S	1,490,206	124,040
Series 4171 Z 3.00% 2/15/43	19,774	18,458	Series 319 S2 3.516% (6.00% minus
Series 4181 DI 2.50% 3/15/33 S	1,224,298	142,926	LIBOR01M, Cap 6.00%) 11/15/43 S•	1,460,222	281,122
Series 4184 GS 3.636% (6.12% minus			Freddie Mac Structured Agency Credit
LIBOR01M, Cap 6.12%) 3/15/43 S•	2,031,544	440,339	Risk Debt Notes
Series 4185 LI 3.00% 3/15/33 S	1,461,948	200,312	Series 2015-DNA3 M2 5.336%
Series 4186 IB 3.00% 3/15/33 S	2,069,519	260,694	(LIBOR01M + 2.85%) 4/25/28 •	671,348	687,315
Series 4188 JI 3.00% 4/15/33 S	2,882,166	317,060	Series 2015-HQA1 M2 5.136%
Series 4191 CI 3.00% 4/15/33 S	541,126	71,852	(LIBOR01M + 2.65%) 3/25/28 •	313,998	318,199
Series 4342 CI 3.00% 11/15/33 S	723,027	81,369

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage			Agency Collateralized Mortgage
Obligations (continued)			Obligations (continued)
Freddie Mac Structured Agency Credit			GNMA
Risk Debt Notes			Series 2016-134 MZ 3.00% 10/20/46	1,569,639	$1,530,568
Series 2016-DNA3 M2 4.486%			Series 2016-156 PB 2.00% 11/20/46	794,000	667,403
(LIBOR01M + 2.00%) 12/25/28 •	394,707	$397,907	Series 2016-159 MI 3.00% 3/20/46 S	229,190	29,988
Series 2016-DNA4 M2 3.786%			Series 2016-160 GS 3.612% (6.10%
(LIBOR01M + 1.30%, Floor 1.30%)			minus LIBOR01M, Cap 6.10%)
3/25/29•	525,829	528,373	11/20/46S•	6,663,474	1,440,938
Series 2016-HQA2 M2 4.736%			Series 2016-163 XI 3.00% 10/20/46 S	3,237,930	381,554
(LIBOR01M + 2.25%) 11/25/28 •	479,302	486,230	Series 2016-171 IO 3.00% 7/20/44 S	5,339,257	532,493
Series 2017-DNA1 M2 5.736%			Series 2016-171 IP 3.00% 3/20/46 S	42,841	4,892
(LIBOR01M + 3.25%, Floor 3.25%)			Series 2017-4 WI 4.00% 2/20/44 S	1,526,984	237,332
7/25/29•	2,250,000	2,414,471	Series 2017-18 QI 4.00% 3/16/41 S	2,410,350	297,319
Series 2017-DNA3 M2 4.986%			Series 2017-18 QS 3.618% (6.10%
			minus LIBOR01M, Cap 6.10%)
(LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,687,080	2/16/47S•	3,000,561	536,713
Series 2017-HQA3 M2 4.836%
(LIBOR01M + 2.35%) 4/25/30 •	4,685,000	4,752,322	Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,113,513
			Series 2017-56 JZ 3.00% 4/20/47	747,731	694,922
Series 2018-HQA1 M2 4.786%			Series 2017-101 AI 4.00% 7/20/47 S	1,918,513	279,780
(LIBOR01M + 2.30%) 9/25/30 •	2,000,000	2,001,879	Series 2017-101 TI 4.00% 3/20/44 S	2,849,073	313,352
Freddie Mac Structured Pass Through			Series 2017-107 QZ 3.00% 8/20/45	564,497	524,329
Certificates			Series 2017-113 LB 3.00% 7/20/47	1,465,000	1,392,702
Series T-54 2A 6.50% 2/25/43	9,543	11,068	Series 2017-121 IL 3.00% 2/20/42 S	160,847	14,602
Series T-58 2A 6.50% 9/25/43	3,373	3,879	Series 2017-130 YJ 2.50% 8/20/47	665,000	628,597
GNMA			Series 2017-134 ES 3.712% (6.20%
Series 2011-157 SG 4.112% (6.60%			minus LIBOR01M, Cap 6.20%)
minus LIBOR01M, Cap 6.60%)			9/20/47S•	1,999,142	359,580
12/20/41S•	2,115,918	429,651	Series 2017-134 KI 4.00% 5/20/44 S	2,411,055	326,203
Series 2012-61 PI 3.00% 4/20/39 S	114,949	5,483	Series 2017-134 SD 3.712% (6.20%
Series 2013-113 LY 3.00% 5/20/43	378,000	369,695
Series 2015-44 AI 3.00% 8/20/41 S	141,092	13,276	minus LIBOR01M, Cap 6.20%)
Series 2015-74 CI 3.00% 10/16/39 S	2,218,184	243,838	9/20/47S•	2,573,273	492,444
Series 2015-111 IH 3.50% 8/20/45 S	3,410,681	355,102	Series 2017-141 JS 3.712% (6.20%
Series 2015-142 AI 4.00% 2/20/44 S	620,460	60,459	minus LIBOR01M, Cap 6.20%)
Series 2016-32 MS 3.562% (6.05%			9/20/47S•	3,043,316	607,462
minus LIBOR01M, Cap 6.05%)			Series 2017-144 EI 3.00% 12/20/44 S	4,112,163	413,822
3/20/46S•	146,291	26,967	Series 2017-174 HI 3.00% 7/20/45 S	3,790,240	366,793
Series 2016-75 JI 3.00% 9/20/43 S	9,346,270	958,280	Series 2018-1 ST 3.712% (6.20%
Series 2016-89 QS 3.562% (6.05%			minus LIBOR01M, Cap 6.20%)
minus LIBOR01M, Cap 6.05%)			1/20/48S•	6,281,826	1,220,144
7/20/46S•	2,389,668	515,315	Series 2018-8 VZ 3.00% 3/20/47	1,128,776	1,043,162
Series 2016-108 SK 3.562% (6.05%			Series 2018-11 AI 3.00% 1/20/46 S	2,489,643	263,590
			Series 2018-13 PZ 3.00% 1/20/48	548,854	516,124
minus LIBOR01M, Cap 6.05%)
8/20/46S•	3,529,569	742,214	Series 2018-14 ZE 3.50% 1/20/48	296,861	290,733
			Series 2018-24 HZ 3.00% 2/20/48	280,974	259,474
Series 2016-108 YL 3.00% 8/20/46	3,164,000	2,967,140	Series 2018-34 TY 3.50% 3/20/48	476,000	486,089
Series 2016-118 ES 3.612% (6.10%			Series 2018-37 SA 3.712% (6.20%
minus LIBOR01M, Cap 6.10%)			minus LIBOR01M, Cap 6.20%)
9/20/46S•	2,691,172	517,353	3/20/48S•	2,113,022	424,562
Series 2016-120 IA 3.00% 2/20/46 S	198,981	24,130
Series 2016-126 NS 3.612% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46S•	2,602,600	498,490

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage			Agency Mortgage-Backed
Obligations (continued)			Securities - 7.07%
GNMA			Fannie Mae ARM
Series 2018-46 AS 3.712% (6.20%			4.563% (LIBOR12M + 1.83%, Cap
minus LIBOR01M, Cap 6.20%)			10.16%) 8/1/35 •	10,846$	$11,386
3/20/48 S•	7,544,525	$1,615,595	Fannie Mae S. F. 30 yr
Total Agency Collateralized Mortgage			3.50% 2/1/48	5,990,281	6,104,814
Obligations (cost $92,219,343)		90,038,484	4.50% 11/1/39	746,979	795,843
			4.50% 6/1/40	840,774	892,058
Agency Commercial Mortgage-Backed			4.50% 7/1/40	857,241	915,822
Securities - 1.05%			4.50% 8/1/41	2,019,059	2,152,272
Freddie Mac Multifamily Structured			4.50% 10/1/44	77,800	82,517
Pass Through Certificates			5.00% 6/1/44	2,155,186	2,342,315
Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,529,217	5.00% 7/1/47	1,348,235	1,455,314
FREMF Mortgage Trust			5.50% 5/1/44	21,957,613	24,168,036
Series 2010-K8 B 144A			5.50% 8/1/48	1,968,946	2,137,346
5.279% 9/25/43 #•	2,040,000	2,088,583	6.00% 6/1/41	4,523,964	5,012,542
Series 2011-K14 B 144A			6.00% 7/1/41	14,382,272	15,912,084
5.181% 2/25/47 #•	820,000	853,401	6.00% 7/1/41	9,384,132	10,424,699
Series 2011-K15 B 144A			6.00% 1/1/42	3,905,861	4,309,756
			Fannie Mae S. F. 30 yr TBA
4.949% 8/25/44 #•	195,000	203,171
			3.50% 5/1/49	9,973,000	10,111,298
Series 2012-K18 B 144A
			Freddie Mac S. F. 30 yr
4.256% 1/25/45 #•	2,000,000	2,066,885	3.00% 12/1/48	33,938,996	33,808,351
Series 2012-K22 B 144A			3.50% 11/1/48	7,146,951	7,301,080
3.687% 8/25/45 #•	1,730,000	1,767,189	4.50% 4/1/39	118,846	126,231
Series 2013-K25 C 144A			4.50% 7/1/42	1,060,032	1,122,469
3.623% 11/25/45 #•	1,500,000	1,508,367	4.50% 12/1/43	1,002,616	1,065,113
Series 2013-K28 B 144A			4.50% 7/1/45	6,683,950	7,090,867
3.49% 6/25/46 #•	2,400,000	2,435,838	5.00% 12/1/44	3,090,997	3,335,027
Series 2013-K33 B 144A			5.50% 6/1/41	4,056,950	4,495,894
3.50% 8/25/46 #•	1,315,000	1,329,677	5.50% 9/1/41	7,576,757	8,421,710
Series 2013-K712 B 144A			6.00% 7/1/40	11,423,346	12,581,659
3.359% 5/25/45 #•	990,000	989,355	GNMA I S.F. 30 yr
Series 2013-K713 B 144A			5.50% 2/15/41	468,315	512,926
3.155% 4/25/46 #•	605,000	605,329	GNMA II S. F. 30 yr
Series 2013-K713 C 144A			5.50% 5/20/37	240,493	256,505
3.155% 4/25/46 #•	2,275,000	2,270,078	6.00% 2/20/39	265,265	282,706
Series 2014-K717 B 144A			6.00% 10/20/39	1,195,534	1,323,970
3.63% 11/25/47 #•	3,205,000	3,238,884	6.00% 2/20/40	1,183,703	1,269,557
Series 2014-K717 C 144A			6.00% 4/20/46	355,338	389,814
3.63% 11/25/47 #•	1,055,000	1,060,947	Total Agency Mortgage-Backed
Series 2016-K53 B 144A			Securities (cost $169,164,023)		170,211,981
4.019% 3/25/49 #•	530,000	540,932	Collateralized Debt
Series 2016-K722 B 144A			Obligations - 4.05%
3.841% 7/25/49 #•	580,000	582,711	AMMC CLO 21
Series 2017-K71 B 144A			Series 2017-21A A 144A 3.988%
3.753% 11/25/50 #•	1,175,000	1,173,519	(LIBOR03M + 1.25%) 11/2/30 #•	1,250,000	1,246,460
Total Agency Commercial			AMMC CLO 22
Mortgage-Backed Securities			Series 2018-22A A 144A 3.801%
(cost $25,130,913)		25,244,083	(LIBOR03M + 1.03%, Floor 1.03%)
			4/25/31#•	2,600,000	2,564,182

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt			Collateralized Debt
Obligations (continued)			Obligations (continued)
Apex Credit CLO			MP CLO IV
Series 2017-1A A1 144A 4.249%			Series 2013-2A ARR 144A 4.051%
(LIBOR03M + 1.47%, Floor 1.47%)			(LIBOR03M + 1.28%) 7/25/29 #•	2,000,000	$1,996,050
4/24/29#•	3,405,000	$3,403,972	Northwoods Capital XVII
Apex Credit CLO 2018			Series 2018-17A A 144A 3.821%
Series 2018-1A A2 144A 3.801%			(LIBOR03M + 1.06%, Floor 1.06%)
(LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	6,114,862	4/22/31#•	4,500,000	4,422,276
Atlas Senior Loan Fund X			OCP CLO
Series 2018-10A A 144A 3.877%			Series 2017-13A A1A 144A 4.047%
(LIBOR03M + 1.09%) 1/15/31 #•	3,400,000	3,356,266	(LIBOR03M + 1.26%) 7/15/30 #•	2,500,000	2,488,985
Battalion CLO XII			OZLM XVIII
Series 2018-12A A1 144A 3.753%			Series 2018-18A A 144A 3.807%
(LIBOR03M + 1.07%, Floor 1.07%)			(LIBOR03M + 1.02%, Floor 1.02%)
5/17/31#•	2,600,000	2,550,629	4/15/31#•	3,600,000	3,539,797
Black Diamond CLO			Saranac CLO VII
Series 2015-1A A2R 144A 3.858%			Series 2014-2A A1AR 144A 3.874%
(LIBOR03M + 1.05%, Floor 1.05%)			(LIBOR03M + 1.23%) 11/20/29 #•	3,000,000	2,972,367
10/3/29#•	2,000,000	1,987,804	Shackleton CLO
Series 2017-1A A1A 144A 4.069%			Series 2013-3A AR 144A 3.907%
(LIBOR03M + 1.29%) 4/24/29 #•	2,000,000	1,990,992	(LIBOR03M + 1.12%, Floor 1.12%)
Cedar Funding IV CLO			7/15/30#•	3,000,000	2,974,869
Series 2014-4A AR 144A 4.002%			Sound Point CLO II
(LIBOR03M + 1.23%) 7/23/30 #•	3,000,000	2,990,841	Series 2013-1A A1R 144A 3.835%
Cedar Funding VIII CLO			(LIBOR03M + 1.07%, Floor 1.07%)
Series 2017-8A A1 144A 4.023%			1/26/31#•	1,800,000	1,777,289
(LIBOR03M + 1.25%) 10/17/30 #•	2,420,000	2,414,376	Steele Creek CLO
CFIP CLO			Series 2017-1A A 144A 4.037%
Series 2017-1A A 144A 4.00%			(LIBOR03M + 1.25%) 1/15/30 #•	2,000,000	1,988,760
(LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,276,722	Venture 31 CLO
ECP CLO			Series 2018-31A A1 144A 3.791%
Series 2015-7A A1R 144A 3.901%			(LIBOR03M + 1.03%, Floor 1.03%)
(LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	8,077,525	4/20/31#•	4,200,000	4,131,250
Galaxy XXI CLO			Venture CDO
Series 2015-21A AR 144A 3.781%			Series 2016-25A A1 144A 4.251%
(LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	2,956,641	(LIBOR03M + 1.49%) 4/20/29 #•	980,000	981,783
KKR Financial CLO			Venture XXII CLO
Series 2013-1A A1R 144A 4.077%			Series 2015-22A AR 144A 3.867%
(LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	2,984,487	(LIBOR03M + 1.08%) 1/15/31 #•	5,000,000	4,944,950
Mariner CLO 5			Venture XXVIII CLO
Series 2018-5A A 144A 3.881%			Series 2017-28A A2 144A 3.871%
(LIBOR03M + 1.11%, Floor 1.11%)			(LIBOR03M + 1.11%) 7/20/30 #•	4,000,000	3,964,140
4/25/31#•	4,600,000	4,535,145	Zais CLO 6
Midocean Credit CLO IX			Series 2017-1A A1 144A 4.157%
Series 2018-9A A1 144A 3.911%			(LIBOR03M + 1.37%) 7/15/29 #•	2,000,000	1,996,840
(LIBOR03M + 1.15%, Floor 1.15%)			Total Collateralized Debt Obligations
7/20/31#•	3,000,000	2,960,088	(cost $98,515,539)		97,547,160
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.794%
(LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	2,956,812

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds - 3.31%			Convertible Bonds (continued)
Aerojet Rocketdyne Holdings 2.25%			Knowles 3.25% exercise price $18.43,
exercise price $26.00, maturity date			maturity date 11/1/21	1,336,000	$1,565,281
12/15/23	627,000	$932,346	Liberty Media 2.25% exercise price
BioMarin Pharmaceutical 1.50% exercise			$34.50, maturity date 9/30/46	2,779,000	1,432,852
price $94.15, maturity date 10/15/20	1,231,000	1,402,179	Ligand Pharmaceuticals 144A 0.75%
Blackstone Mortgage Trust 4.75%			exercise price $248.48, maturity date
exercise price $36.23, maturity date			5/15/23 #	1,302,000	1,119,954
3/15/23	901,000	912,442	Medicines 2.75% exercise price $48.97,
Boingo Wireless 144A 1.00% exercise			maturity date 7/15/23	2,466,000	2,086,890
price $42.32, maturity date 10/1/23 #	2,242,000	2,020,209	Medicines 144A 3.50% exercise price
Booking Holdings 0.35% exercise price			$25.19, maturity date 1/15/24 #	360,000	465,926
$1,315.10, maturity date 6/15/20	1,308,000	1,772,103	Meritor 3.25% exercise price $39.92,
Cemex 3.72% exercise price $11.01,			maturity date 10/15/37	817,000	788,242
maturity date 3/15/20	2,025,000	2,020,264	Microchip Technology 1.625% exercise
Cemex 3.72% exercise price $11.01,			price $97.16, maturity date 2/15/27	1,888,000	2,077,366
maturity date 3/15/20	926,000	921,517	Neurocrine Biosciences 2.25% exercise
Chart Industries 144A 1.00% exercise			price $75.92, maturity date 5/15/24	1,318,000	1,784,393
price $58.73, maturity date 11/15/24 #.	772,000	1,259,744	New Mountain Finance 5.00% exercise
Cheniere Energy 4.25% exercise price			price $15.80, maturity date 6/15/19	1,131,000	1,133,886
$138.38, maturity date 3/15/45	3,305,000	2,600,622	Novellus Systems 2.625% exercise price
Cree 144A 0.875% exercise price			$32.53, maturity date 5/15/41	341,000	1,885,779
$59.97, maturity dat e 9/1/23 #	2,337,000	2,683,726	NRG Energy 144A 2.75% exercise price
CSG Systems International 4.25%			$47.74, maturity date 6/1/48 #	1,893,000	2,157,504
exercise price $56.99, maturity date			NXP Semiconductors 1.00% exercise
3/15/36	1,529,000	1,612,178	price $101.97, maturity date 12/1/19	911,000	935,177
DISH Network 2.375% exercise price			ON Semiconductor 1.00% exercise price
$82.22, maturity date 3/15/24	1,045,000	865,909	$18.50, maturity date 12/1/20	930,000	1,151,692
DISH Network 3.375% exercise price			Palo Alto Networks 144A 0.75% exercise
$65.18, maturity date 8/15/26	2,448,000	2,085,696	price $266.35, maturity date 7/1/23 #	1,516,000	1,686,155
Dycom Industries 0.75% exercise price			Paratek Pharmaceuticals 144A 4.75%
$96.89, maturity date 9/15/21	1,344,000	1,243,332	exercise price $15.90, maturity date
Empire State Realty OP 144A 2.625%			5/1/24 #	2,858,000	2,187,411
exercise price $19.20, maturity date			PDC Energy 1.125% exercise price
8/15/19 #	1,451,000	1,445,720	$85.39, maturity date 9/15/21	1,852,000	1,733,879
FTI Consulting 144A 2.00% exercise			Pluralsight 144A 0.375% exercise price
price $101.38, maturity date 8/15/23 #.	1,500,000	1,535,625	$38.76, maturity date 3/1/24 #	276,000	295,938
GAIN Capital Holdings 5.00% exercise			PROS Holdings 2.00% exercise price
price $8.20, maturity date 8/15/22	1,874,000	1,876,436	$48.63, maturity date 6/1/47	1,735,000	1,854,291
GCI Liberty 144A 1.75% exercise price			Quotient Technology 1.75% exercise
$370.52, maturity date 9/30/46 #	2,058,000	2,257,944	price $17.36, maturity date 12/1/22	1,510,000	1,421,955
Helix Energy Solutions Group 4.25%			Retrophin 2.50% exercise price $38.80,
exercise price $13.89, maturity date			maturity date 9/15/25	1,444,000	1,349,787
5/1/22	1,985,000	1,968,173	Royal Gold 2.875% exercise price
Huron Consulting Group 1.25% exercise			$102.29, maturity date 6/15/19	2,565,000	2,573,307
price $79.89, maturity date 10/1/19	1,734,000	1,711,870	Synaptics 0.50% exercise price $73.02,
Insulet 1.25% exercise price $58.37,			maturity date 6/15/22	2,140,000	1,980,069
maturity date 9/15/21	631,000	1,042,059	Synchronoss Technologies 0.75%
Insulet 144A 1.375% exercise price			exercise price $53.17, maturity date
$93.18, maturity date 11/15/24 #	1,121,000	1,352,907	8/15/19	739,000	732,329
Jazz Investments 1.875% exercise price			Team 5.00% exercise price $21.70,
$199.77, maturity date 8/15/21	1,157,000	1,175,626	maturity date 8/1/23	1,343,000	1,456,298

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Convertible Bonds (continued)				Corporate Bonds (continued)
Tesla Energy Operations 1.625%				Banking (continued)
exercise price $759.35, maturity date				Cooperatieve Rabobank
11/1/19		2,418,000	$2,340,695	2.50% 9/4/20	NOK	5,290,000	$622,449
Vector Group 1.75% exercise price				3.375% 4/24/23	NZD	1,543,000	1,094,490
$21.28, maturity date 4/15/20 •		1,840,000	1,872,200	Credit Suisse Group
Verint Systems 1.50% exercise price				144A 6.25% #µy		5,560,000	5,558,349
$64.46, maturity date 6/1/21		1,835,000	2,030,890	144A 7.25% #µy		2,585,000	2,598,507
Vishay Intertechnology 144A 2.25%				144A 7.50% #µy		3,235,000	3,329,899
exercise price $31.49, maturity date				DBS Group Holdings 144A 4.52%
6/15/25 #		999,000	931,996	12/11/28#µ		2,350,000	2,440,151
				Fifth Third Bancorp
Total Convertible Bonds				3.65% 1/25/24		820,000	840,659
(cost $78,283,782)			79,730,769	3.95% 3/14/28		5,520,000	5,712,034
Corporate Bonds - 39.07%				Goldman Sachs Group
Banking - 8.02%				3.209% (BBSW3M + 1.30%)
Akbank T. A. S. 144A 7.20% 3/16/27 #µ		1,915,000	1,652,025	8/21/19•.	AUD	550,000	391,645
ANZ New Zealand International 144A				3.55% 2/12/21	CAD	400,000	305,516
2.60% 9/23/19 #		500,000	499,712	5.20% 12/17/19	NZD	616,000	427,126
Banco de Credito e Inversiones 144A				6.00% 6/15/20		6,485,000	6,727,614
3.50% 10/12/27 #		1,585,000	1,549,139	HSBC Holdings 4.292% 9/12/26 µ		2,120,000	2,189,440
Banco Santander 3.848% 4/12/23		2,400,000	2,422,884	Huntington Bancshares 2.30% 1/14/22 .		1,595,000	1,571,815
Banco Santander Mexico 144A 4.125%				Huntington National Bank 2.50%
11/9/22 #		1,915,000	1,939,895	8/7/22		1,505,000	1,491,331
Bank of America				ING Groep 6.875% µy		2,060,000	2,128,973
3.30% 8/5/21	AUD	660,000	478,428	JPMorgan Chase & Co.
3.458% 3/15/25 µ		5,090,000	5,146,890	3.797% 7/23/24 µ		2,025,000	2,081,207
4.33% 3/15/50 µ		1,920,000	1,985,034	3.96% 1/29/27 µ		1,750,000	1,811,566
6.50% µy		4,065,000	4,413,066	4.023% 12/5/24 µ		1,295,000	1,345,040
Bank of China 144A 5.00% 11/13/24 #		1,970,000	2,083,377	6.75% µy		4,480,000	4,914,179
Bank of Georgia 144A 6.00% 7/26/23 # .		1,625,000	1,631,204	KeyBank
Bank of Montreal 3.30% 2/5/24		990,000	1,001,382	2.30% 9/14/22		1,990,000	1,963,608
Barclays 8.00% µy		1,135,000	1,161,956	3.40% 5/20/26		3,545,000	3,519,300
BB&T				6.95% 2/1/28		4,255,000	5,206,940
3.75% 12/6/23		1,775,000	1,843,741	Landwirtschaftliche Rentenbank 5.375%
3.875% 3/19/29		2,410,000	2,441,830	4/23/24	NZD	1,803,000	1,414,409
BBVA Bancomer 144A 7.25% 4/22/20 #.		765,000	792,739	Morgan Stanley
BNG Bank 3.50% 7/19/27	AUD	763,000	586,748	3.125% 8/5/21	CAD	972,000	739,501
Branch Banking & Trust 2.85% 4/1/21		1,475,000	1,477,978	3.958% (LIBOR03M + 1.22%)
Citibank				5/8/24•		3,605,000	3,633,473
3.40% 7/23/21		1,310,000	1,327,793	4.431% 1/23/30 µ		1,030,000	1,088,071
3.65% 1/23/24		4,590,000	4,740,769	5.00% 9/30/21	AUD	1,096,000	827,017
Citigroup				5.00% 11/24/25		2,725,000	2,925,364
3.268% (BBSW3M + 1.25%) 8/7/19 •.	AUD	1,367,000	973,297	5.50% 1/26/20		1,060,000	1,083,086
3.75% 10/27/23	AUD	1,493,000	1,104,966	PNC Bank
Citizens Bank 2.55% 5/13/21		840,000	834,502	2.70% 11/1/22		1,080,000	1,075,784
Citizens Financial Group				4.05% 7/26/28		3,920,000	4,109,357
2.375% 7/28/21		345,000	340,524	PNC Financial Services Group 3.50%
4.30% 12/3/25		2,050,000	2,102,727	1/23/24		1,180,000	1,212,987
Compass Bank				Popular 6.125% 9/14/23		680,000	710,600
2.875% 6/29/22		3,505,000	3,471,130	Regions Financial
3.875% 4/10/25		2,280,000	2,260,977	2.75% 8/14/22		1,180,000	1,171,889
				3.80% 8/14/23		1,880,000	1,934,459

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Basic Industry (continued)
Royal Bank of Scotland Group				Cleveland-Cliffs 5.75% 3/1/25	1,165,000	$1,118,400
4.269% 3/22/25 µ		220,000	$222,421	Cydsa 144A 6.25% 10/4/27 #	2,090,000	2,009,033
4.519% 6/25/24 µ		1,265,000	1,294,769	Dow Chemical
8.625% µy		4,640,000	4,953,200	144A 4.80% 11/30/28 #	1,700,000	1,831,107
Santander UK 144A 5.00% 11/7/23 #		5,380,000	5,521,370	144A 5.55% 11/30/48 #	1,485,000	1,672,313
Societe Generale 144A 7.375% #µy		695,000	718,456	DowDuPont
State Street				4.725% 11/15/28	2,380,000	2,572,648
3.10% 5/15/23		1,360,000	1,380,661	5.419% 11/15/48	4,630,000	5,264,594
4.141% 12/3/29 µ		615,000	661,204	First Quantum Minerals 144A 7.25%
SunTrust Banks				4/1/23 #	1,925,000	1,886,500
2.45% 8/1/22		1,830,000	1,807,565	Freeport-McMoRan 5.45% 3/15/43	620,000	545,606
2.70% 1/27/22		2,525,000	2,518,800	Georgia-Pacific 8.00% 1/15/24	5,305,000	6,491,931
3.00% 2/2/23		1,595,000	1,598,903	Hudbay Minerals 144A 7.625%
3.30% 5/15/26		1,245,000	1,236,076	1/15/25 #	395,000	406,850
4.00% 5/1/25		250,000	261,962	Israel Chemicals 144A 6.375%
SVB Financial Group 3.50% 1/29/25		1,350,000	1,335,576	5/31/38 #	2,440,000	2,624,440
Turkiye Garanti Bankasi				Joseph T Ryerson & Son 144A 11.00%
144A 5.25% 9/13/22 #		1,400,000	1,305,093	5/15/22 #	440,000	465,300
144A 6.25% 4/20/21 #		1,350,000	1,318,313	Klabin Austria 144A 7.00% 4/3/49 #	1,755,000	1,751,490
UBS Group Funding Switzerland				Mexichem 144A 5.50% 1/15/48 #	2,120,000	2,004,820
144A 4.125% 9/24/25 #		2,265,000	2,342,137	NOVA Chemicals
6.875% µy		1,490,000	1,493,819	144A 5.00% 5/1/25 #	602,000	592,218
6.875% 3/22/67 µy		5,110,000	5,248,108	144A 5.25% 6/1/27 #	235,000	231,475
7.125		785,000	817,001	Novelis 144A 6.25% 8/15/24 #	460,000	471,500
US Bancorp				Novolipetsk Steel Via Steel Funding DAC
3.10% 4/27/26		195,000	194,974	144A 4.00% 9/21/24 #	1,865,000	1,798,662
3.375% 2/5/24		4,815,000	4,929,175	Nutrien
3.60% 9/11/24		2,640,000	2,725,713	4.20% 4/1/29	470,000	484,261
3.95% 11/17/25		4,590,000	4,846,966	5.00% 4/1/49	820,000	855,516
US Bank 3.40% 7/24/23		1,505,000	1,543,407	OCP
USB Capital IX 3.807% (LIBOR03M +
1.02%) y•		7,185,000	5,650,823	144A 4.50% 10/22/25 #	1,765,000	1,751,653
				144A 6.875% 4/25/44 #	640,000	698,824
Wells Fargo & Co.				Petkim Petrokimya Holding 144A
3.00% 7/27/21	AUD	1,795,000	1,293,412	5.875% 1/26/23 #	1,765,000	1,614,103
3.50% 9/12/29	GBP	654,000	948,179	Phosagro OAO Via Phosagro Bond
Wells Fargo Capital X 5.95% 12/15/36		175,000	192,751
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,631,085	Funding DAC 144A 3.95% 11/3/21 #	1,720,000	1,711,090
Zions Bancorporation				RPM International 4.55% 3/1/29	2,640,000	2,686,150
3.35% 3/4/22		700,000	706,541	SASOL Financing USA
4.50% 6/13/23		1,895,000	1,971,522	5.875% 3/27/24	1,710,000	1,815,392
				6.50% 9/27/28	595,000	650,430
			193,132,530	Standard Industries 144A 5.00%
Basic Industry - 3.20%				2/15/27 #	1,355,000	1,314,757
Anglo American Capital				Starfruit Finco 144A 8.00% 10/1/26 #	435,000	440,438
144A 4.00% 9/11/27 #		3,925,000	3,822,540	Steel Dynamics 5.50% 10/1/24	595,000	615,825
144A 4.75% 4/10/27 #		2,185,000	2,230,512	Suzano Austria 144A 7.00% 3/16/47 #	1,840,000	2,056,200
BHP Billiton Finance USA 144A 6.25%				Syngenta Finance
10/19/75#µ		6,170,000	6,438,549	144A 3.933% 4/23/21 #	1,615,000	1,623,379
BMC East 144A 5.50% 10/1/24 #		645,000	636,131	144A 4.441% 4/24/23 #	2,285,000	2,333,435
Boise Cascade 144A 5.625% 9/1/24 #		835,000	826,650	144A 5.182% 4/24/28 #	3,225,000	3,283,495
Braskem Netherlands Finance				Tronox Finance 144A 5.75% 10/1/25 #	1,160,000	1,080,250
144A 3.50% 1/10/23 #		285,000	280,087
144A 4.50% 1/10/28 #		2,765,000	2,698,640

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Capital Goods (continued)
Vedanta Resources 144A 7.125%			TransDigm 6.375% 6/15/26		435,000	$432,216
5/31/23#	1,345,000	$1,320,454	United Technologies
		77,007,648	3.65% 8/16/23		545,000	559,855
Brokerage - 0.69%			4.125% 11/16/28		2,040,000	2,127,990
Charles Schwab						35,153,543
3.25% 5/21/21	1,220,000	1,235,947	Communications - 4.48%
3.85% 5/21/25	1,300,000	1,368,309	American Tower Trust #1 144A 3.07%
E*TRADE Financial			3/15/23 #		3,070,000	3,065,339
3.80% 8/24/27	1,790,000	1,741,163	AT&T
5.875% µy	1,945,000	1,971,744	4.35% 3/1/29		6,620,000	6,771,295
Intercontinental Exchange			4.85% 3/1/39		35,000	35,247
3.45% 9/21/23	590,000	604,951	British Telecommunications 4.50%
3.75% 9/21/28	495,000	514,619	12/4/23		1,175,000	1,230,069
Jefferies Group			C&W Senior Financing 144A 7.50%
4.15% 1/23/30	2,135,000	1,958,792	10/15/26 #		1,445,000	1,491,963
6.45% 6/8/27	893,000	976,572	Charter Communications Operating
6.50% 1/20/43	750,000	785,501	5.05% 3/30/29		5,770,000	6,086,950
Lazard Group			Comcast 3.70% 4/15/24		7,050,000	7,288,505
3.625% 3/1/27	475,000	461,172	Comunicaciones Celulares 144A 6.875%
3.75% 2/13/25	1,495,000	1,508,535	2/6/24 #		1,970,000	2,052,494
4.375% 3/11/29	1,735,000	1,753,443	Crown Castle International
4.50% 9/19/28	1,775,000	1,830,514	3.80% 2/15/28		5,075,000	5,054,004
		16,711,262	4.30% 2/15/29		885,000	913,691
Capital Goods - 1.46%			5.25% 1/15/23		2,190,000	2,353,803
Ardagh Packaging Finance 144A 6.00%			Crown Castle Towers 144A 4.241%
2/15/25#	445,000	446,113	7/15/28 #		1,180,000	1,211,132
Bombardier 144A 6.00% 10/15/22 #	685,000	694,419	Deutsche Telekom International Finance
BWAY Holding 144A 5.50% 4/15/24 #	1,210,000	1,205,825	1.25% 10/6/23	GBP	982,000	1,259,550
CCL Industries 144A 3.25% 10/1/26 #	1,570,000	1,505,053	144A 1.95% 9/19/21 #		1,360,000	1,329,581
Crane 4.20% 3/15/48	855,000	809,849	144A 4.375% 6/21/28 #		2,515,000	2,619,644
EnPro Industries 144A 5.75%			6.50% 4/8/22	GBP	416,000	620,281
10/15/26#	450,000	454,500	Digicel Group One 144A 8.25%
General Electric			12/30/22 #		579,000	357,533
2.10% 12/11/19	795,000	789,481	Digicel Group Two
5.55% 5/4/20	1,295,000	1,329,270	144A 8.25% 9/30/22 #		546,000	187,005
6.00% 8/7/19	2,675,000	2,700,697	144A PIK 9.125% 4/1/24 #D		2,285,000	628,375
Grupo Cementos de Chihuahua 144A			Discovery Communications 5.20%
5.25% 6/23/24 #	1,905,000	1,921,688	9/20/47		2,780,000	2,711,291
Ingersoll-Rand Luxembourg Finance			Equinix 5.375% 5/15/27		850,000	892,500
3.50% 3/21/26	860,000	869,039	Fox 144A 5.576% 1/25/49 #		5,410,000	6,131,115
3.80% 3/21/29	1,575,000	1,602,124	GTP Acquisition Partners I 144A 2.35%
L3 Technologies			6/15/20 #		1,095,000	1,082,913
3.85% 6/15/23	1,085,000	1,119,302	Level 3 Financing 5.375% 5/1/25		1,614,000	1,637,887
4.40% 6/15/28	3,195,000	3,358,602	Millicom International Cellular 144A
Martin Marietta Materials 4.25%			6.25% 3/25/29 #		1,550,000	1,580,706
12/15/47	1,860,000	1,639,700	Myriad International Holdings 144A
Northrop Grumman			4.85% 7/6/27 #		1,365,000	1,405,126
2.55% 10/15/22	3,740,000	3,707,200	SBA Tower Trust 144A 2.898%
3.25% 8/1/23	1,325,000	1,342,307	10/15/19 #		1,300,000	1,298,496
nVent Finance 4.55% 4/15/28	5,220,000	5,254,753	Sprint
Rockwell Collins 3.50% 3/15/27	1,295,000	1,283,560	7.125% 6/15/24		550,000	559,625

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Communications (continued)				Consumer Cyclical (continued)
Sprint				Lowe’s 4.05% 5/3/47	825,000	$775,709
7.875% 9/15/23		1,995,000	$2,099,738	Marriott International 4.50% 10/1/34	410,000	419,944
Sprint Communications 7.00% 8/15/20 .		140,000	144,900	MGM Resorts International 5.75%
Sprint Spectrum 144A 4.738%				6/15/25	700,000	728,875
3/20/25 #		1,930,000	1,956,538	Penn National Gaming 144A 5.625%
Telefonica Emisiones 5.52% 3/1/49		5,590,000	5,880,442	1/15/27 #	1,299,000	1,266,525
TELUS 4.60% 11/16/48		155,000	164,331	Penske Automotive Group 5.50%
Time Warner Cable 7.30% 7/1/38		5,775,000	6,745,526	5/15/26	368,000	363,860
Time Warner Entertainment 8.375%				Royal Caribbean Cruises 3.70%
3/15/23		2,495,000	2,921,752	3/15/28	3,875,000	3,741,683
T-Mobile USA 6.50% 1/15/26		1,110,000	1,187,700	Sands China
Turk Telekomunikasyon 144A 6.875%				4.60% 8/8/23	765,000	790,441
2/28/25 #		1,720,000	1,651,924	5.125% 8/8/25	1,195,000	1,247,742
Verizon Communications				Scientific Games International
3.25% 2/17/26	EUR	971,000	1,269,232	144A 8.25% 3/15/26 #	880,000	899,800
144A 4.016% 12/3/29 #		1,900,000	1,967,721	10.00% 12/1/22	1,505,000	1,589,656
4.50% 8/17/27	AUD	2,370,000	1,823,403	Target 3.375% 4/15/29	2,210,000	2,243,080
4.50% 8/10/33		5,825,000	6,176,887			55,703,404
Viacom 4.375% 3/15/43		4,380,000	3,938,266	Consumer Non-Cyclical - 3.21%
Vodafone Group 7.00% 4/4/79 µ		1,425,000	1,450,937	AbbVie 4.25% 11/14/28	3,145,000	3,218,218
VTR Finance 144A 6.875% 1/15/24 #		1,881,000	1,935,079	Altria Group 4.80% 2/14/29	2,865,000	2,959,077
Warner Media				Anheuser-Busch 144A 3.65% 2/1/26 #	2,940,000	2,953,545
3.875% 1/15/26		1,210,000	1,216,110	Anheuser-Busch InBev Worldwide
4.85% 7/15/45		2,175,000	2,196,217
				4.75% 1/23/29	1,345,000	1,433,460
Zayo Group
				AstraZeneca
144A 5.75% 1/15/27 #		1,065,000	1,065,320
				3.50% 8/17/23	1,240,000	1,266,109
6.375% 5/15/25		230,000	232,013
				4.00% 1/17/29	2,090,000	2,198,627
			107,880,156	BAT Capital
Consumer Cyclical - 2.32%				2.297% 8/14/20	480,000	475,390
AMC Entertainment Holdings 6.125%				3.222% 8/15/24	3,805,000	3,724,786
5/15/27		1,055,000	958,731	Bunge Finance 4.35% 3/15/24	2,955,000	2,995,703
Atento Luxco 1 144A 6.125% 8/10/22 # .		1,715,000	1,708,149	Campbell Soup 3.65% 3/15/23	2,095,000	2,126,473
Best Buy 4.45% 10/1/28		4,090,000	4,150,060	Cigna 144A 4.125% 11/15/25 #	4,905,000	5,082,873
Boyd Gaming 6.375% 4/1/26		715,000	742,706	CK Hutchison International 17 144A
Daimler Finance North America 144A				2.875% 4/5/22 #	2,605,000	2,592,158
3.35% 2/22/23 #		1,985,000	2,008,727	Conagra Brands
Dollar Tree 3.70% 5/15/23		4,725,000	4,796,433	4.60% 11/1/25	1,090,000	1,147,965
Ford Motor Credit				5.30% 11/1/38	1,920,000	1,954,375
4.14% 2/15/23		4,780,000	4,685,147	Cott Holdings 144A 5.50% 4/1/25 #	645,000	653,063
5.935% (LIBOR03M + 3.14%)				CVS Health
1/7/22 •		4,810,000	4,911,795	4.30% 3/25/28	7,475,000	7,587,965
General Motors 6.75% 4/1/46		670,000	699,602	5.05% 3/25/48	415,000	418,924
General Motors Financial				Eli Lilly & Co.
4.35% 4/9/25		3,265,000	3,255,993	3.375% 3/15/29	1,060,000	1,089,734
5.10% 1/17/24		2,535,000	2,633,157	3.95% 3/15/49	795,000	816,484
5.25% 3/1/26		4,255,000	4,398,266	General Mills 3.70% 10/17/23	2,310,000	2,370,157
GLP Capital 5.30% 1/15/29		1,160,000	1,222,559	JBS Investments 144A 7.25% 4/3/24 #	1,160,000	1,193,350
Home Depot 4.50% 12/6/48		1,310,000	1,456,767	JBS USA 144A 5.75% 6/15/25 #	1,015,000	1,044,181
JD.com 3.125% 4/29/21		2,985,000	2,952,297	Kernel Holding 144A 8.75% 1/31/22 #	1,990,000	2,041,412
Live Nation Entertainment 144A 5.625%				Marfrig Holdings Europe 144A 8.00%
3/15/26 #		1,020,000	1,055,700	6/8/23 #	2,155,000	2,230,425

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Electric (continued)
Mars			Engie Energia Chile 144A 4.50%
144A 3.875% 4/1/39 #	755,000$	$762,428	1/29/25 #		470,000	$488,379
144A 3.95% 4/1/49 #	1,030,000	1,049,124	Entergy Arkansas 4.20% 4/1/49		1,930,000	2,001,830
Merck & Co. 3.40% 3/7/29	2,105,000	2,164,391	Entergy Louisiana
MHP			4.05% 9/1/23		540,000	564,110
144A 6.95% 4/3/26 #	1,085,000	1,024,415	4.95% 1/15/45		545,000	569,387
144A 7.75% 5/10/24 #	1,430,000	1,447,074	Evergy 4.85% 6/1/21		1,195,000	1,231,837
Nestle Holdings 144A 4.00% 9/24/48 #	150,000	157,746	Exelon
New York and Presbyterian Hospital			3.497% 6/1/22		2,700,000	2,729,553
4.063% 8/1/56	1,630,000	1,684,784	3.95% 6/15/25		1,045,000	1,083,334
Pernod Ricard 144A 4.45% 1/15/22 #	1,780,000	1,850,310	Interstate Power & Light 4.10%
Pilgrim’s Pride 144A 5.75% 3/15/25 #	805,000	817,075	9/26/28		4,800,000	5,026,324
Post Holdings 144A 5.75% 3/1/27 #	720,000	726,300	Israel Electric 144A 5.00% 11/12/24 #		1,110,000	1,173,825
Rede D’or Finance 144A 4.95%			Kallpa Generacion 144A 4.125%
1/17/28 #	2,470,000	2,334,175	8/16/27 #		2,485,000	2,466,363
Takeda Pharmaceutical 144A 4.40%			Kansas City Power & Light 3.65%
11/26/23 #	3,985,000	4,191,958	8/15/25		3,445,000	3,555,336
Teva Pharmaceutical Finance			LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,869,580
Netherlands III 6.75% 3/1/28	1,785,000	1,802,509	MidAmerican Energy 4.25% 7/15/49		1,655,000	1,764,798
Zimmer Biomet Holdings 4.625%			Mississippi Power 3.95% 3/30/28		2,170,000	2,199,659
11/30/19	3,645,000	3,684,558	National Rural Utilities Cooperative
		77,271,301	Finance
Electric - 4.35%			4.75% 4/30/43 µ		2,830,000	2,730,313
AES Gener 144A 7.125% 3/26/79 #µ	1,490,000	1,525,387	5.25% 4/20/46 µ		990,000	994,374
American Transmission Systems 144A			Nevada Power 2.75% 4/15/20		2,355,000	2,358,049
5.25% 1/15/22 #	3,930,000	4,162,905	New York State Electric & Gas 144A
Atlantic City Electric 4.00% 10/15/28	645,000	682,784	3.25% 12/1/26 #		2,495,000	2,494,176
Ausgrid Finance Pty			Newfoundland & Labrador Hydro 3.60%
144A 3.85% 5/1/23 #	2,455,000	2,511,261	12/1/45	CAD	400,000	324,253
144A 4.35% 8/1/28 #	1,795,000	1,853,423	NextEra Energy Capital Holdings 3.15%
Avangrid 3.15% 12/1/24	1,090,000	1,078,668	4/1/24		2,585,000	2,600,828
Berkshire Hathaway Energy 3.75%			NV Energy 6.25% 11/15/20		1,860,000	1,961,282
11/15/23	3,280,000	3,413,207	Oglethorpe Power 144A 5.05%
CenterPoint Energy			10/1/48 #		2,895,000	3,188,835
3.85% 2/1/24	1,645,000	1,679,355	PacifiCorp 3.50% 6/15/29		790,000	809,127
4.25% 11/1/28	2,365,000	2,454,022	Pennsylvania Electric 5.20% 4/1/20		220,000	224,465
6.125% µy	2,240,000	2,277,710	Perusahaan Listrik Negara
Cleveland Electric Illuminating 5.50%			144A 4.125% 5/15/27 #		475,000	469,192
8/15/24	365,000	400,440	144A 5.25% 5/15/47 #		1,455,000	1,447,409
ComEd Financing III 6.35% 3/15/33	2,055,000	2,101,618	PSEG Power 3.85% 6/1/23		965,000	989,644
Consumers Energy			Public Service Co. of Oklahoma 5.15%
3.80% 11/15/28	970,000	1,023,926	12/1/19		1,705,000	1,733,351
4.35% 4/15/49	940,000	1,048,451	Southern California Edison
Dominion Energy 4.60% 3/15/49	1,110,000	1,157,575	4.20% 3/1/29		750,000	762,441
DTE Electric 3.95% 3/1/49	2,385,000	2,461,427	4.875% 3/1/49		1,790,000	1,902,041
DTE Energy 3.30% 6/15/22	1,810,000	1,826,473	Southwestern Electric Power 4.10%
Duke Energy Carolinas 3.95%			9/15/28		4,860,000	5,062,369
11/15/28	1,845,000	1,968,177	State Grid Overseas Investment 2016
Duke Energy Ohio 3.65% 2/1/29	1,315,000	1,367,714	144A 2.25% 5/4/20 #		1,605,000	1,592,178
Emera 6.75% 6/15/76 µ	4,545,000	4,858,491
Enel 144A 8.75% 9/24/73 #µ	2,927,000	3,223,212

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Energy (continued)
Trans-Allegheny Interstate Line 144A			Oasis Petroleum 144A 6.25% 5/1/26 #	1,240,000	1,184,200
3.85% 6/1/25 #	1,190,000	$1,218,163	ONEOK 7.50% 9/1/23	3,525,000	4,083,512
		104,663,031	Pertamina Persero 144A 4.875%
Energy - 3.78%			5/3/22 #	320,000	333,515
Abu Dhabi Crude Oil Pipeline 144A			Petrobras Global Finance
4.60% 11/2/47 #	1,800,000	1,861,621	6.90% 3/19/49	25,000	24,785
AmeriGas Partners 5.875% 8/20/26	955,000	957,387	7.25% 3/17/44	1,035,000	1,083,257
Cheniere Energy Partners 5.25%			7.375% 1/17/27	1,250,000	1,382,188
			Petroleos Mexicanos
10/1/25	1,265,000	1,298,206
			6.50% 3/13/27	865,000	870,804
Chesapeake Energy 8.00% 1/15/25	600,000	615,000
			6.75% 9/21/47	409,000	377,319
Continental Resources 4.375%
			Precision Drilling 144A 7.125%
1/15/28	2,475,000	2,549,693
			1/15/26 #	420,000	418,556
Crestwood Midstream Partners 5.75%
			QEP Resources 5.625% 3/1/26	295,000	268,450
4/1/25	1,050,000	1,081,500	Sabine Pass Liquefaction
Diamond Offshore Drilling 7.875%			5.625% 3/1/25	3,420,000	3,763,855
8/15/25	740,000	717,800	5.75% 5/15/24	3,325,000	3,667,974
Enbridge			5.875% 6/30/26	2,220,000	2,472,878
6.00% 1/15/77 µ	1,585,000	1,575,450	Schlumberger Holdings
6.25% 3/1/78 µ	1,150,000	1,143,646	144A 3.75% 5/1/24 #	2,025,000	2,071,541
Enbridge Energy Partners			144A 4.30% 5/1/29 #	3,945,000	4,054,974
4.375% 10/15/20	480,000	490,671	Southwestern Energy 7.75% 10/1/27	430,000	441,288
5.20% 3/15/20	250,000	255,484	Summit Midstream Holdings 5.75%
5.50% 9/15/40	830,000	934,061	4/15/25	450,000	426,938
Energy Transfer Operating			Targa Resources Partners 5.375%
5.25% 4/15/29	315,000	338,619
			2/1/27	855,000	878,513
6.25% 4/15/49	975,000	1,094,333
			Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,558,217
6.625% µy	3,355,000	3,194,379
			Transcanada Trust 5.875% 8/15/76 µ	1,475,000	1,498,637
Ensco 7.75% 2/1/26	474,000	402,308
			Transocean 144A 9.00% 7/15/23 #	170,000	181,900
Gazprom OAO Via Gaz Capital 144A
			Transocean Proteus 144A 6.25%
4.95% 3/23/27 #	2,440,000	2,447,310
			12/1/24 #	632,000	651,750
Genesis Energy 6.75% 8/1/22	615,000	631,913
			Transportadora de Gas del Sur 144A
Geopark 144A 6.50% 9/21/24 #	1,640,000	1,652,300
Husky Energy 4.40% 4/15/29	1,455,000	1,477,133	6.75% 5/2/25 #	1,305,000	1,234,530
KazMunayGas National 144A 6.375%			Tullow Oil 144A 7.00% 3/1/25 #	2,375,000	2,397,444
			Valero Energy 4.00% 4/1/29	2,455,000	2,476,169
10/24/48 #	1,865,000	2,044,185
			Whiting Petroleum 6.625% 1/15/26	312,000	307,320
KazTransGas 144A 4.375% 9/26/27 #	1,465,000	1,424,187
			YPF 144A 51.729% (BADLARPP +
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	848,708
Laredo Petroleum 6.25% 3/15/23	700,000	628,250	4.00%) 7/7/20 #•	3,175,000	1,290,352
Marathon Oil 4.40% 7/15/27	4,915,000	5,067,951			91,015,115
MPLX			Finance Companies - 0.81%
4.80% 2/15/29	1,730,000	1,823,717	AerCap Global Aviation Trust 144A
4.875% 12/1/24	4,195,000	4,481,263	6.50% 6/15/45 #µ	1,955,000	1,986,769
5.50% 2/15/49	1,625,000	1,738,906	AerCap Ireland Capital 3.65% 7/21/27	2,665,000	2,494,142
Murphy Oil 6.875% 8/15/24	1,695,000	1,795,606	Air Lease 3.00% 9/15/23	1,620,000	1,585,708
Murphy Oil USA 5.625% 5/1/27	775,000	806,000	Aviation Capital Group 144A 4.875%
Noble Energy			10/1/25 #	2,480,000	2,556,754
3.85% 1/15/28	2,620,000	2,585,672	BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,070,990
3.90% 11/15/24	1,350,000	1,364,186	Equate Petrochemical 144A 3.00%
4.95% 8/15/47	885,000	877,020	3/3/22 #	1,370,000	1,353,824
5.05% 11/15/44	665,000	662,921	GE Capital International Funding Co.
NuStar Logistics 5.625% 4/28/27	745,000	746,863	Unlimited 4.418% 11/15/35	2,145,000	1,990,860

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Finance Companies (continued)			Insurance (continued)
International Lease Finance 8.625%			Nuveen Finance 144A 4.125%
1/15/22	3,390,000	$3,852,905	11/1/24 #	1,615,000	$1,699,334
Temasek Financial I 144A 2.375%			Progressive 4.00% 3/1/29	2,335,000	2,498,132
1/23/23 #	1,615,000	1,599,150	Prudential Financial
		19,491,102	4.35% 2/25/50	1,785,000	1,850,774
Healthcare - 0.56%			4.50% 11/15/20	795,000	817,600
Bausch Health 144A 5.50% 11/1/25 #	885,000	907,125	5.375% 5/15/45 µ	1,730,000	1,752,153
Charles River Laboratories International			Swiss Re Finance Luxembourg 144A
144A 5.50% 4/1/26 #	795,000	826,800	5.00% 4/2/49 #µ	800,000	811,595
Encompass Health			USI 144A 6.875% 5/1/25 #	3,663,000	3,566,846
5.75% 11/1/24	1,165,000	1,183,931	Voya Financial 4.70% 1/23/48 µ	2,160,000	1,864,574
5.75% 9/15/25	610,000	622,963	Willis North America
HCA			3.60% 5/15/24	575,000	579,300
5.375% 2/1/25	1,295,000	1,375,938	4.50% 9/15/28	1,955,000	2,036,259
			XLIT
5.875% 2/15/26	1,225,000	1,326,063	5.245% (LIBOR03M + 2.458%) y•	1,325,000	1,276,141
7.58% 9/15/25	80,000	90,800
MPH Acquisition Holdings 144A 7.125%			5.50% 3/31/45	1,980,000	2,194,443
6/1/24 #	390,000	390,000			51,762,273
Tenet Healthcare 5.125% 5/1/25	1,370,000	1,380,344	Media - 0.32%
Teva Pharmaceutical Finance			Altice France 144A 6.25% 5/15/24 #	1,030,000	1,041,588
Netherlands III 6.00% 4/15/24	1,440,000	1,446,342	Altice Luxembourg 144A 7.75%
UnitedHealth Group			5/15/22 #	785,000	786,963
3.50% 2/15/24	860,000	886,443	CSC Holdings 144A 7.75% 7/15/25 #	1,080,000	1,161,000
3.70% 12/15/25	815,000	846,811	Gray Television 144A 5.875% 7/15/26 # .	885,000	902,877
Universal Health Services 144A 5.00%			Sirius XM Radio 144A 5.375%
6/1/26 #	485,000	495,306	4/15/25 #	756,000	778,680
WellCare Health Plans 144A 5.375%			Unitymedia 144A 6.125% 1/15/25 #	480,000	500,592
8/15/26 #	1,645,000	1,725,194	UPCB Finance IV 144A 5.375%
		13,504,060	1/15/25 #	1,198,000	1,218,965
			Virgin Media Secured Finance 144A
Insurance - 2.15%
Acrisure 144A 7.00% 11/15/25 #	851,000	770,155	5.25% 1/15/26 #	1,340,000	1,353,400
AssuredPartners 144A 7.00% 8/15/25 # .	1,264,000	1,175,520			7,744,065
Aviation Capital Group 144A 4.375%			Natural Gas - 0.34%
1/30/24 #	2,790,000	2,846,002	Brooklyn Union Gas 144A 3.865%
AXA Equitable Holdings			3/4/29 #	5,845,000	6,034,643
4.35% 4/20/28	980,000	996,717	NiSource 5.65% µy	2,080,000	2,033,200
5.00% 4/20/48	4,400,000	4,307,565			8,067,843
Brighthouse Financial			Real Estate Investment Trusts - 0.79%
3.70% 6/22/27	1,430,000	1,291,170	Corporate Office Properties
4.70% 6/22/47	2,455,000	1,958,651	3.60% 5/15/23	1,750,000	1,732,992
Cigna 144A 3.677% (LIBOR03M +			5.25% 2/15/24	1,755,000	1,850,205
0.89%) 7/15/23 #•	1,770,000	1,762,407	CubeSmart 3.125% 9/1/26	1,825,000	1,737,274
Harborwalk Funding Trust 144A 5.077%			ESH Hospitality 144A 5.25% 5/1/25 #	1,205,000	1,200,481
2/15/69 #µ	1,495,000	1,578,541	Growthpoint Properties International
HUB International 144A 7.00% 5/1/26 # .	215,000	213,388	144A 5.872% 5/2/23 #	1,520,000	1,558,213
Marsh & McLennan 4.375% 3/15/29	5,960,000	6,319,945	Hospitality Properties Trust 4.50%
MetLife			3/15/25	2,025,000	2,014,193
3.60% 4/10/24	2,525,000	2,611,712	Host Hotels & Resorts
6.40% 12/15/36	110,000	118,133	3.75% 10/15/23	710,000	713,425
144A 9.25% 4/8/38 #	2,655,000	3,598,016
NFP 144A 6.875% 7/15/25 #	1,320,000	1,267,200

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Real Estate Investment Trusts (continued)			Transportation - 0.91%
Host Hotels & Resorts			Adani Abbot Point Terminal 144A 4.45%
3.875% 4/1/24	890,000	$894,056	12/15/22 #	3,550,000	$3,173,034
4.50% 2/1/26	1,680,000	1,713,896	Aeropuertos Argentina 2000 144A
Kilroy Realty 3.45% 12/15/24	1,960,000	1,943,835	6.875% 2/1/27 #	1,495,000	1,414,644
Life Storage 3.50% 7/1/26	1,620,000	1,562,467	DAE Funding 144A 5.75% 11/15/23 #	1,488,000	1,532,640
MGM Growth Properties Operating			FedEx 4.05% 2/15/48	3,585,000	3,209,356
Partnership 144A 5.75% 2/1/27 #	265,000	274,606	International Airport Finance 144A
WP Carey 4.60% 4/1/24	1,680,000	1,748,349	12.00% 3/15/33 #	1,545,000	1,654,695
		18,943,992	Latam Finance 144A 7.00% 3/1/26 #	1,475,000	1,502,288
Services - 0.26%			Norfolk Southern 3.80% 8/1/28	3,095,000	3,200,201
Advanced Disposal Services 144A			Penske Truck Leasing 144A 4.20%
5.625% 11/15/24 #	650,000	666,250	4/1/27 #	1,210,000	1,205,630
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	909,337	United Airlines 2014-1 Class A Pass
Avis Budget Car Rental 144A 6.375%			Through Trust 4.00% 4/11/26	680,694	694,751
4/1/24 #	160,000	163,200	United Airlines 2014-2 Class A Pass
Covanta Holding 5.875% 7/1/25	600,000	612,750	Through Trust 3.75% 9/3/26	1,142,055	1,152,277
Iron Mountain US Holdings 144A 5.375%			United Airlines 2019-1 Class AA Pass
6/1/26 #	995,000	985,050	Through Trust 4.15% 8/25/31	140,000	145,044
KAR Auction Services 144A 5.125%			United Parcel Service
6/1/25 #	468,000	465,075	3.40% 3/15/29	890,000	907,399
Prime Security Services Borrower			5.125% 4/1/19	2,180,000	2,180,000
144A 5.75% 4/15/26 #	185,000	185,463			21,971,959
144A 9.25% 5/15/23 #	944,000	993,560	Utilities - 0.27%
United Rentals North America 5.50%			Aegea Finance 144A 5.75% 10/10/24 #	2,145,000	2,120,354
5/15/27	1,250,000	1,265,625	AES Andres 144A 7.95% 5/11/26 #	1,960,000	2,089,850
		6,246,310	Calpine
Technology - 1.15%			5.75% 1/15/25	235,000	234,413
Baidu 4.375% 3/29/28	2,085,000	2,151,589	144A 5.875% 1/15/24 #	300,000	308,250
Broadcom 3.50% 1/15/28	6,145,000	5,666,225	Vistra Operations
CDK Global 5.00% 10/15/24	1,870,000	1,924,604	144A 5.50% 9/1/26 #	1,395,000	1,454,288
CommScope Technologies 144A 5.00%			144A 5.625% 2/15/27 #	155,000	161,588
3/15/27 #	726,000	645,545			6,368,743
First Data 144A 5.75% 1/15/24 #	605,000	624,360	Total Corporate Bonds
Fiserv 3.80% 10/1/23	875,000	897,805	(cost $926,830,276)		940,351,104
Infor US 6.50% 5/15/22	170,000	172,975
KLA-Tencor			Loan Agreements - 6.62%
4.10% 3/15/29	1,495,000	1,531,339	Acrisure Tranche B 1st Lien 6.879%
5.00% 3/15/49	575,000	610,268	(LIBOR03M + 4.25%) 11/22/23 •	2,034,185	2,022,094
Marvell Technology Group 4.875%			Air Medical Group Holdings Tranche B
6/22/28	3,565,000	3,691,991	1st Lien 5.739% (LIBOR01M + 3.25%)
Microchip Technology			4/28/22 •	1,905	1,795
144A 3.922% 6/1/21 #	810,000	817,561	Alpha 3 Tranche B1 1st Lien 5.601%
144A 4.333% 6/1/23 #	880,000	899,958	(LIBOR03M + 3.00%) 1/31/24 •	825,645	809,648
MSCI 144A 5.375% 5/15/27 #	635,000	673,100	Altice France Tranche B11 1st Lien
NXP 144A 4.875% 3/1/24 #	5,755,000	6,079,985	5.249% (LIBOR01M + 2.75%)
Tencent Holdings 144A 2.985%			7/31/25 •	1,492,840	1,395,340
1/19/23 #	1,330,000	1,325,462	Altice France Tranche B12 1st Lien
		27,712,767	6.171% (LIBOR01M + 3.688%)
			1/31/26 •	109,110	103,218

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Altice France Tranche B13 1st Lien			CityCenter Holdings Tranche B 1st Lien
6.484% (LIBOR01M + 4.00%)			4.749% (LIBOR01M + 2.25%)
8/14/26 •	354,113	$339,653	4/18/24 •	2,463,994	$2,418,821
AMC Entertainment Holdings Tranche B			Core & Main Tranche B 1st Lien 5.626%
1st Lien 0.00% 3/20/26 • X	2,450,000	2,436,601	(LIBOR03M + 3.00%) 8/1/24 •	1,494,862	1,485,482
American Airlines Tranche B 1st Lien			CROWN Americas Tranche B 1st Lien
4.484% (LIBOR01M + 2.00%)			4.484% (LIBOR01M + 2.00%)
12/14/23 •	2,027,788	1,998,164	4/3/25 •	427,507	429,177
Applied Systems 2nd Lien 9.499%			CSC Holdings 1st Lien 4.734%
(LIBOR01M + 7.00%) 9/19/25 •	2,085,000	2,110,412	(LIBOR01M + 2.25%) 7/17/25 •	795,825	775,134
Aramark Services Tranche B3 1st Lien			CSC Holdings Tranche B 1st Lien
4.249% (LIBOR01M + 1.75%)			4.984% (LIBOR01M + 2.50%)
3/11/25 •	979,296	973,169	1/25/26 •	794,000	777,996
AssuredPartners Tranche B 1st Lien			Datto 1st Lien 0.00% 3/29/26 =• X	825,000	820,875
5.749% (LIBOR01M + 3.25%)			DaVita Tranche B 1st Lien 5.243%
10/22/24 •	1,222,123	1,185,459	(LIBOR03M + 2.75%) 6/24/21 •	336,310	336,675
Avis Budget Car Rental Tranche B 1st			Deerfield Dakota Holdings Tranche B 1st
Lien 4.50% (LIBOR01M + 2.00%)			Lien 5.749% (LIBOR01M + 3.25%)
2/13/25 =•	749,729	734,500	2/13/25 •	344,520	337,522
Ball Metalpack Finco Tranche B 1st Lien			Delek US Holdings Tranche B 1st Lien
6.999% (LIBOR01M + 4.50%)			4.749% (LIBOR01M + 2.25%)
7/31/25 •	963,279	954,898	3/30/25 •	900,900	894,143
Ball Metalpack Finco Tranche B 2nd Lien			Digicel International Finance Tranche B
11.249% (LIBOR01M + 8.75%)			1st Lien 5.88% (LIBOR03M + 3.25%)
7/31/26 =•	319,000	313,768	5/27/24 •	1,070,026	954,107
Bausch Health Americas Tranche B 1st			DTZ US Borrower Tranche B 1st Lien
Lien 5.481% (LIBOR01M + 3.00%)			5.749% (LIBOR01M + 3.25%)
6/1/25 •	794,422	789,601	8/21/25 •	721,375	716,979
Blue Ribbon 1st Lien 6.49% (LIBOR01M			Dun & Bradstreet Tranche B 1st Lien
+ 4.00%) 11/13/21 •	2,074,350	1,866,915	7.49% (LIBOR01M + 5.00%) 2/6/26 •	330,000	327,663
Bombardier Recreational Products			Edgewater Generation Tranche B 1st
Tranche B 1st Lien 4.50% (LIBOR01M			Lien 6.249% (LIBOR01M + 3.75%)
+ 2.00%) 5/23/25 •	845,750	829,469	12/13/25 •	533,663	533,412
Boxer Parent Tranche B 1st Lien 6.851%			Envision Healthcare Tranche B 1st Lien
(LIBOR03M + 4.25%) 10/2/25 •	1,488,270	1,460,551	6.249% (LIBOR01M + 3.75%)
Builders FirstSource 1st Lien 5.601%			10/11/25 •	915,705	858,283
(LIBOR03M + 3.00%) 2/29/24 •	692,078	671,892	Equitrans Midstream Tranche B 1st Lien
BWAY Holding Tranche B 1st Lien			7.00% (LIBOR01M + 4.50%)
6.033% (LIBOR03M + 3.25%)			1/31/24 •	704,235	707,756
4/3/24 •	927,094	906,698	ESH Hospitality Tranche B 1st Lien
Calpine Tranche B9 1st Lien 5.982%			4.499% (LIBOR01M + 2.00%)
(LIBOR01M + 3.50%) 4/1/26 •	600,000	594,812	8/30/23 •	2,046,316	2,032,065
Change Healthcare Holdings Tranche B			ExamWorks Group Tranche B1 1st Lien
1st Lien 5.249% (LIBOR01M + 2.75%)			5.749% (LIBOR01M + 3.25%)
3/1/24 •	1,601,860	1,581,837	7/27/23 •	1,996,511	1,986,529
Charter Communications Operating			First Data 1st Lien
Tranche B 1st Lien 4.50% (LIBOR01M			4.486% (LIBOR01M + 2.00%)
+ 2.00%) 4/30/25 •	1,173,110	1,166,721	4/26/24 •	3,907,574	3,900,248
Chemours Tranche B2 1st Lien 4.25%			4.486% (LIBOR01M + 2.00%)
(LIBOR01M + 1.75%) 4/3/25 •	2,257,243	2,231,822	7/10/22 •	666,947	666,009

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Flex Acquisition 1st Lien 5.626%			IQVIA Tranche B3 1st Lien 4.249%
(LIBOR01M + 3.00%) 12/29/23 •	470,667	$457,282	(LIBOR01M + 1.75%) 6/11/25 •	1,473,863	$1,452,214
Flying Fortress Holdings Tranche B 1st			Iron Mountain Tranche B 1st Lien
Lien 4.351% (LIBOR03M + 1.75%)			4.249% (LIBOR01M + 1.75%)
10/30/22 •	902,500	901,466	1/2/26 •	3,275,159	3,187,139
Gardner Denver Tranche B1 1st Lien			JBS USA Tranche B 1st Lien 4.983%
5.249% (LIBOR01M + 2.75%)			(LIBOR01M + 2.50%) 10/30/22 •	1,204,531	1,197,304
7/30/24 •	835,692	835,822	Kronos Tranche B 1st Lien 5.736%
Gates Global Tranche B2 1st Lien			(LIBOR03M + 3.00%) 11/1/23 •	865,972	857,651
5.249% (LIBOR01M + 2.75%)			Lucid Energy Group II Borrower 1st Lien
3/31/24 •	1,537,170	1,523,307	5.486% (LIBOR01M + 3.00%)
Gentiva Health Services 1st Lien 6.25%			2/18/25 •	1,495,242	1,420,946
(LIBOR01M + 3.75%) 7/2/25 =•	2,470,121	2,468,548	LUX HOLDCO III 1st Lien 5.579%
GIP III Stetson I Tranche B 1st Lien			(LIBOR02M + 3.00%) 3/28/25 •	605,880	602,094
6.732% (LIBOR01M + 4.25%)			MGM Growth Properties Operating
7/18/25 •	529,408	525,769	Partnership Tranche B 1st Lien
Gray Television Tranche B2 1st Lien			4.499% (LIBOR01M + 2.00%)
4.732% (LIBOR01M + 2.25%)			3/25/25 •	1,490,789	1,470,912
2/7/24 •	1,592,396	1,575,903	Microchip Technology 1st Lien 4.50%
Greenhill & Co. Tranche B 1st Lien			(LIBOR01M + 2.00%) 5/29/25 •	1,514,302	1,498,914
6.285% (LIBOR02M + 3.75%)			MPH Acquisition Holdings Tranche B 1st
10/12/22 •	833,320	840,612	Lien 5.351% (LIBOR03M + 2.75%)
Grizzly Finco Tranche B 1st Lien 6.047%			6/7/23 •	2,268,998	2,198,943
(LIBOR03M + 3.25%) 10/1/25 •	303,475	303,096	NCI Building Systems Tranche B 1st Lien
GVC Holdings Tranche B2 1st Lien			6.547% (LIBOR03M + 3.75%)
4.999% (LIBOR01M + 2.50%)			4/12/25 •	1,014,335	968,690
3/16/24 •	1,436,490	1,432,001	Neiman Marcus Group 1st Lien 5.733%
HCA Tranche B10 1st Lien 4.499%			(LIBOR01M + 3.25%) 10/25/20 •	429,189	399,772
(LIBOR01M + 2.00%) 3/13/25 •	3,588,750	3,588,750	NFP Tranche B 1st Lien 5.499%
Heartland Dental 1st Lien 6.249%			(LIBOR01M + 3.00%) 1/8/24 •	1,629,167	1,572,757
(LIBOR01M + 3.75%) 4/30/25 •	1,272,483	1,239,080	ON Semiconductor Tranche B3 1st Lien
Heartland Dental Tranche DD 1st Lien			4.249% (LIBOR01M + 1.75%)
4.891% (LIBOR01M + 3.75%)			3/31/23 •	1,389,434	1,377,276
4/30/25 •	24,613	23,966	Panda Stonewall Tranche B1 1st Lien
H-Food Holdings 1st Lien 6.186%			8.101% (LIBOR03M + 5.50%)
(LIBOR01M + 3.688%) 5/31/25 •	500,519	488,006	11/13/21 •	487,050	483,397
Hilton Worldwide Finance Tranche B2			Panther BF Aggregator 2 Tranche B 1st
1st Lien 4.236% (LIBOR01M + 1.75%)			Lien 0.00% 3/18/26 • X	135,000	133,647
10/25/23 •	188,754	188,366	Penn National Gaming Tranche B 1st
Hoya Midco Tranche B 1st Lien 5.993%			Lien 4.749% (LIBOR01M + 2.25%)
(LIBOR01M + 3.50%) 6/30/24 •	1,233,038	1,196,046	10/15/25 •	1,421,438	1,407,075
HUB International Tranche B 1st Lien			Plaskolite PPC Intermediate II 1st Lien
5.515% (LIBOR03M + 2.75%)			6.734% (LIBOR01M + 4.25%)
4/25/25 •	1,985,000	1,922,762	12/14/25 •	714,210	714,656
Hyperion Insurance Group Tranche B 1st			PQ Tranche B 1st Lien 5.244%
Lien 6.00% (LIBOR01M + 3.50%)			(LIBOR03M + 2.50%) 2/8/25 •	2,653,615	2,627,079
12/20/24 •	1,058,218	1,055,243	Prestige Brands Tranche B5 1st Lien
INEOS US Finance Tranche B 1st Lien			4.499% (LIBOR01M + 2.00%)
4.499% (LIBOR01M + 2.00%)			1/26/24 •	1,105,108	1,095,783
3/31/24 •	1,900,938	1,868,414

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Radiate Holdco Tranche B 1st Lien			Syneos Health Tranche B 1st Lien
5.499% (LIBOR01M + 3.00%)			4.499% (LIBOR01M + 2.00%)
2/1/24 •	1,566,059	$1,532,617	8/1/24 •	926,601	$921,141
Refinitiv US Holdings Tranche B 1st Lien			Tecta America 1st Lien 6.999%
6.249% (LIBOR01M + 3.75%)			(LIBOR01M + 4.50%) 11/21/25 =•	862,838	852,052
10/1/25 •	1,020,443	991,636	Telenet Financing USD Tranche AN-DD
Russell Investments US Institutional			1st Lien 4.734% (LIBOR01M + 2.25%)
Holdco Tranche B 1st Lien 5.851%			8/15/26 •	1,480,000	1,452,250
(LIBOR03M + 3.25%) 6/1/23 •	3,816,675	3,763,005	Thor Industries Tranche B 1st Lien
Sable International Finance Tranche B4			6.25% (LIBOR01M + 3.75%) 2/1/26 •	1,468,819	1,407,295
1st Lien 5.749% (LIBOR01M + 3.25%)			Titan Acquisition Tranche B 1st Lien
1/31/26 •	220,000	219,529	5.499% (LIBOR01M + 3.00%)
SBA Senior Finance II Tranche B 1st Lien			3/28/25 •	1,968,345	1,833,021
4.50% (LIBOR01M + 2.00%)			TMS International Tranche B2 1st Lien
4/11/25 •	1,920,488	1,882,677	5.40% (LIBOR03M + 2.75%)
Scientific Games International Tranche			8/14/24 =•	558,307	549,933
B5 1st Lien 5.314% (LIBOR02M +			TransDigm Tranche F 1st Lien 4.999%
2.75%) 8/14/24 •	3,051,415	2,972,405	(LIBOR01M + 2.50%) 6/9/23 •	1,790,235	1,750,794
Sinclair Television Group Tranche B2 1st			Trident TPI Holdings 1st Lien 5.749%
Lien 4.75% (LIBOR01M + 2.25%)			(LIBOR01M + 3.25%) 10/5/24 •	658,352	636,956
1/3/24 •	1,210,702	1,201,622	Tronox Blocked Borrower Tranche B 1st
Solenis International 1st Lien 6.629%			Lien 5.499% (LIBOR01M + 3.00%)
(LIBOR03M + 4.00%) 6/26/25 •	738,420	728,497	9/22/24 •	334,372	333,506
Sprint Communications Tranche B 1st			Tronox Finance Tranche B 1st Lien
Lien			5.499% (LIBOR01M + 3.00%)
5.00% (LIBOR01M + 2.50%) 2/3/24 •	3,152,054	3,063,402	9/22/24 •	722,140	720,270
5.50% (LIBOR01M + 3.00%)			United Rentals North America Tranche B
2/3/24 =•	758,100	736,778	1st Lien 4.249% (LIBOR01M + 1.75%)
SS&C European Holdings Tranche B4			10/31/25 •	124,375	124,064
1st Lien 4.749% (LIBOR01M + 2.25%)			Unitymedia Finance Tranche D 1st Lien
4/16/25 •	598,513	594,336	4.734% (LIBOR01M + 2.25%)
SS&C Technologies Tranche B3 1st Lien			1/15/26 •	575,000	570,088
4.749% (LIBOR01M + 2.25%)			Unitymedia Finance Tranche E 1st Lien
4/16/25 •	832,427	826,617	4.484% (LIBOR01M + 2.00%)
StandardAero Aviation Holdings 1st Lien			6/1/23 •	2,025,000	2,000,319
6.24% (LIBOR01M + 3.75%) 7/7/22 •	932,979	933,563	UPC Financing Partnership Tranche AR
Staples 1st Lien 6.489% (LIBOR01M +			1st Lien 4.984% (LIBOR01M + 2.50%)
4.00%) 9/12/24 •	595,924	592,891	1/15/26 •	170,430	170,014
Stars Group Holdings Tranche B 1st Lien			Upfield USA Tranche B2 1st Lien
6.101% (LIBOR03M + 3.50%)			5.603% (LIBOR03M + 3.00%)
7/10/25 •	1,727,895	1,727,219	7/2/25 •	1,326,973	1,293,245
Summit Materials Tranche B 1st Lien			USI Tranche B 1st Lien 5.601%
4.499% (LIBOR01M + 2.00%)			(LIBOR03M + 3.00%) 5/16/24 •	3,771,675	3,649,095
11/10/24 •	1,418,409	1,392,700	USIC Holdings 1st Lien 5.749%
Summit Midstream Partners Holdings			(LIBOR01M + 3.25%) 12/9/23 •	1,296,304	1,266,596
Tranche B 1st Lien 8.499%			Utz Quality Foods 1st Lien 5.999%
(LIBOR01M + 6.00%) 5/21/22 •	722,347	717,833	(LIBOR01M + 3.50%) 11/21/24 •	461,039	461,039
Surgery Center Holdings 1st Lien 5.75%			Vantage Specialty Chemicals 2nd Lien
(LIBOR01M + 3.25%) 8/31/24 •	2,813,594	2,770,513	10.851% (LIBOR03M + 8.25%)
			10/26/25 •	105,000	101,850

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Non-Agency Asset-Backed
Vantage Specialty Chemicals Tranche B			Securities - 2.20%
1st Lien 6.058% (LIBOR03M + 3.50%)			American Express Credit Account Master
10/28/24 •	322,633	$316,987	Trust
Virgin Media Bristol Tranche K 1st Lien			Series 2018-3 A 2.804% (LIBOR01M +
4.984% (LIBOR01M + 2.50%)			0.32%) 10/15/25 •	1,745,000	$1,740,347
1/15/26 •	855,000	846,526	Series 2018-5 A 2.824% (LIBOR01M +
Vistra Operations Tranche B3 1st Lien			0.34%) 12/15/25 •	960,000	956,547
4.486% (LIBOR01M + 2.00%)			Series 2018-7 A 2.844% (LIBOR01M +
12/1/25 •	2,848,475	2,812,513	0.36%) 2/17/26 •	2,500,000	2,487,763
Visual Comfort Group 1st Lien 5.499%			Barclays Dryrock Issuance Trust
(LIBOR01M + 3.00%) 2/28/24 =•	1,419,570	1,419,641	Series 2017-1 A 2.814% (LIBOR01M +
VVC Holding Tranche B 1st Lien 7.197%			0.33%, Floor 0.33%) 3/15/23 •	540,000	540,773
(LIBOR03M + 4.50%) 2/11/26 •	2,235,000	2,205,201	Chesapeake Funding II
Wand NewCo 3 Tranche B 1st Lien			Series 2017-3A A2 144A 2.824%
5.982% (LIBOR01M + 3.50%)			(LIBOR01M + 0.34%) 8/15/29 #•	2,375,315	2,374,844
2/5/26 •	600,000	601,406	Citibank Credit Card Issuance Trust
Western Digital Tranche B4 1st Lien			Series 2017-A5 A5 3.111%
4.249% (LIBOR01M + 1.75%)			(LIBOR01M + 0.62%, Floor 0.62%)
4/29/23 •	231,323	225,539	4/22/26 •	1,220,000	1,225,727
Wyndham Hotels & Resorts Tranche B			Citicorp Residential Mortgage Trust
1st Lien 4.249% (LIBOR01M + 1.75%)			Series 2006-3 A5 5.236% 11/25/36 •	1,800,000	1,838,173
5/30/25 •	1,149,225	1,136,476	Discover Card Execution Note Trust
Wynn Resorts Tranche B 1st Lien 4.75%			Series 2017-A7 A7 2.844%
(LIBOR01M + 2.25%) 10/30/24 •	1,270,000	1,245,130	(LIBOR01M + 0.36%) 4/15/25 •	1,525,000	1,523,480
XPO Logistics Tranche B 1st Lien			Hardee’s Funding
4.499% (LIBOR01M + 2.00%)			Series 2018-1A A2I 144A
2/24/25 •	2,077,000	2,042,763	4.25% 6/20/48 #	1,815,875	1,836,903
Zayo Group Tranche B2 1st Lien 4.749%			Series 2018-1A A2II 144A
(LIBOR01M + 2.25%) 1/19/24 •	2,093,757	2,084,597	4.959% 6/20/48 #	1,243,750	1,306,522
Zekelman Industries 1st Lien 4.74%			Hertz Vehicle Financing
(LIBOR01M + 2.25%) 6/14/21 •	2,075,374	2,057,862	Series 2018-2A A 144A
Total Loan Agreements			3.65% 6/27/22 #	1,000,000	1,009,271
(cost $161,178,633)		159,274,610	HOA Funding
			Series 2014-1A A2 144A
Municipal Bonds - 0.14%			4.846% 8/20/44 #	4,459,000	4,436,348
Buckeye, Ohio Tobacco Settlement			Mercedes-Benz Master Owner Trust
Financing Authority			Series 2018-BA A 144A 2.824%
(Asset-Backed Senior Turbo) Series			(LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	1,000,209
A-2 5.875% 6/1/47	405,000	395,969	Navistar Financial Dealer Note Master
South Carolina Public Service Authority			Owner Trust II
Series D 4.77% 12/1/45	340,000	378,964
			Series 2018-1 A 144A 3.116%
State of California Various Purposes
(Taxable Build America Bonds)			(LIBOR01M + 0.63%, Floor 0.63%)
7.55% 4/1/39	925,000	1,406,527	9/25/23 #•	950,000	951,414
Texas Water Development Board (2016			Penarth Master Issuer
State Water Implementation)			Series 2018-2A A1 144A 2.932%
Series A 5.00% 10/15/45	290,000	331,461	(LIBOR01M + 0.45%) 9/18/22 #•	3,865,000	3,846,502
(Water Implementation Revenue)			PFS Financing
Series B 5.00% 10/15/46	795,000	923,567	Series 2018-E A 144A 2.934%
Total Municipal Bonds			(LIBOR01M + 0.45%) 10/15/22 #•	5,500,000	5,500,561
(cost $3,417,857)		3,436,488

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Collateralized Mortgage
Securities (continued)			Obligations (continued)
Taco Bell Funding			Citicorp Mortgage Securities Trust
Series 2016-1A A2II 144A			Series 2006-3 1A9 5.75% 6/25/36	60,263	$60,620
4.377% 5/25/46 #	1,719,375	$1,756,342	Connecticut Avenue Securities Trust
Towd Point Mortgage Trust			Series 2018-R07 1M2 144A 4.886%
Series 2015-5 A1B 144A			(LIBOR01M + 2.40%) 4/25/31 #•	1,845,000	1,862,266
2.75% 5/25/55 #•	755,733	748,422	Series 2019-R01 2M2 144A 4.936%
Series 2015-6 A1B 144A			(LIBOR01M + 2.45%) 7/25/31 #•	1,200,000	1,201,501
2.75% 4/25/55 #•	878,040	868,788	Flagstar Mortgage Trust
Series 2016-1 A1B 144A			Series 2018-1 A5 144A
2.75% 2/25/55 #•	466,889	462,814	3.50% 3/25/48 #•	1,364,922	1,364,463
Series 2016-2 A1 144A			Series 2018-5 A7 144A
3.00% 8/25/55 #•	532,027	528,587	4.00% 9/25/48 #•	992,423	1,003,732
Series 2016-3 A1 144A			Galton Funding Mortgage Trust
2.25% 4/25/56 #•	694,880	683,695	Series 2018-1 A43 144A
Series 2017-1 A1 144A			3.50% 11/25/57 #•	919,998	921,460
2.75% 10/25/56 #•	633,998	627,015	Holmes Master Issuer
Series 2017-2 A1 144A			Series 2018-2A A2 144A 3.207%
2.75% 4/25/57 #•	354,337	350,731	(LIBOR03M + 0.42%) 10/15/54 #•	1,540,000	1,538,571
Series 2017-4 M1 144A			JPMorgan Mortgage Trust
3.25% 6/25/57 #•	1,505,000	1,426,588	Series 2014-2 B1 144A
Series 2018-1 A1 144A			3.417% 6/25/29 #•	647,121	649,753
3.00% 1/25/58 #•	614,561	608,238	Series 2014-2 B2 144A
Trafigura Securitisation Finance			3.417% 6/25/29 #•	241,885	241,432
Series 2017-1A A1 144A 3.334%			Series 2014-IVR6 2A4 144A
(LIBOR01M + 0.85%) 12/15/20 #•	1,800,000	1,806,899	2.50% 7/25/44 #•	1,050,000	1,050,089
Series 2018-1A A1 144A 3.214%			Series 2015-4 B1 144A
(LIBOR01M + 0.73%) 3/15/22 #•	3,340,000	3,340,792	3.624% 6/25/45 #•	1,050,507	1,058,868
Vantage Data Centers Issuer			Series 2015-4 B2 144A
Series 2018-1A A2 144A			3.624% 6/25/45 #•	753,625	750,507
4.072% 2/16/43 #	890,250	903,739	Series 2016-4 B1 144A
Verizon Owner Trust			3.898% 10/25/46 #•	511,613	521,529
Series 2017-1A A 144A			Series 2016-4 B2 144A
2.06% 9/20/21 #	1,620,000	1,614,975	3.898% 10/25/46 #•	877,722	889,836
Volvo Financial Equipment Master Owner			Series 2017-1 B2 144A
Trust			3.549% 1/25/47 #•	1,660,659	1,650,625
Series 2017-A A 144A 2.984%			Series 2017-2 A3 144A
(LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,508,366	3.50% 5/25/47 #•	761,412	759,222
Wendys Funding			Series 2018-3 A5 144A
Series 2018-1A A2I 144A			3.50% 9/25/48 #•	2,489,943	2,491,597
3.573% 3/15/48 #	1,160,313	1,143,906	Series 2018-6 1A4 144A
			3.50% 12/25/48 #•	1,035,794	1,038,844
Total Non-Agency Asset-Backed			Series 2018-7FRB A2 144A 3.24%
Securities			(LIBOR01M + 0.75%) 4/25/46 #•	1,157,842	1,155,912
(cost $52,834,328)		52,955,281	JPMorgan Trust
			Series 2015-1 B2 144A
Non-Agency Collateralized Mortgage			3.623% 12/25/44 #•	1,302,227	1,300,669
Obligations - 1.88%			Series 2015-5 B2 144A
Banc of America Alternative Loan Trust			3.27% 5/25/45 #•	1,199,970	1,188,612
Series 2005-1 2A1 5.50% 2/25/20	24,980	22,739	Series 2015-6 B1 144A
Series 2005-6 7A1 5.50% 7/25/20	18,395	16,709	3.612% 10/25/45 #•	724,133	730,316

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage			Non-Agency Commercial
Obligations (continued)			Mortgage-Backed
JPMorgan Trust			Securities (continued)
Series 2015-6 B2 144A			BANK
3.612% 10/25/45 #•	701,504	$702,671	Series 2017-BNK7 A5
New Residential Mortgage Loan Trust			3.435% 9/15/60	1,755,000	$1,792,747
Series 2018-RPL1 A1 144A			Series 2017-BNK8 A4
3.50% 12/25/57 #•	905,111	909,995	3.488% 11/15/50	1,265,000	1,292,537
Permanent Master Issuer			Series 2018-BN14 A4
Series 2018-1A 1A1 144A 3.167%			4.231% 9/15/60	1,500,000	1,617,118
(LIBOR03M + 0.38%) 7/15/58 #•	1,000,000	998,059	BBCMS Mortgage Trust
Sequoia Mortgage Trust			Series 2018-C2 A5 4.314% 12/15/51	2,215,000	2,401,721
Series 2014-2 A4 144A			BENCHMARK Mortgage Trust
3.50% 7/25/44 #•	576,105	579,027	Series 2018-B1 A5 3.666% 1/15/51 •	270,000	279,696
Series 2015-1 B2 144A			Series 2018-B6 A4 4.261% 10/10/51	1,450,000	1,568,807
3.876% 1/25/45 #•	808,924	819,191	Series 2019-B9 A5 4.016% 3/15/52	1,280,000	1,359,351
Series 2015-2 B2 144A			CCUBS Commercial Mortgage Trust
3.742% 5/25/45 #•	4,973,084	5,002,805	Series 2017-C1 A4 3.544% 11/15/50	1,000,000	1,018,477
Series 2017-4 A1 144A			CD Mortgage Trust
3.50% 7/25/47 #•	807,512	806,960	Series 2016-CD2 A3
Series 2017-5 B1 144A			3.248% 11/10/49	12,150,000	12,271,393
3.879% 8/25/47 #•	3,586,910	3,634,570	CFCRE Commercial Mortgage Trust
Series 2018-5 A4 144A			Series 2011-C2 C 144A
3.50% 5/25/48 #•	1,386,449	1,391,311	5.757% 12/15/47 #•	880,000	932,191
Series 2018-8 A4 144A			Series 2016-C7 A3 3.839% 12/10/54	5,695,000	5,930,415
4.00% 11/25/48 #•	2,423,016	2,459,530	Citigroup Commercial Mortgage Trust
Silverstone Master Issuer			Series 2014-GC25 A4
Series 2018-1A 1A 144A 3.166%			3.635% 10/10/47	1,935,000	1,998,096
(LIBOR03M + 0.39%) 1/21/70 #•	3,200,000	3,186,064	Series 2015-GC27 A5
Washington Mutual Mortgage Pass			3.137% 2/10/48	2,780,000	2,794,704
Through Certificates Trust			Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,142,702
Series 2005-1 5A2 6.00% 3/25/35	11,806	1,460	Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,593,547
Wells Fargo Mortgage-Backed Securities			Series 2018-C5 A4 4.228% 6/10/51	2,100,000	2,257,030
			COMM Mortgage Trust
Trust			Series 2013-CR6 AM 144A
Series 2006-2 3A1 5.75% 3/25/36	126,470	123,949
Series 2006-3 A11 5.50% 3/25/36	194,742	195,866	3.147% 3/10/46 #	1,765,000	1,767,995
Series 2006-AR5 2A1			Series 2013-WWP A2 144A
5.081% 4/25/36 •	133,047	132,259	3.424% 3/10/31 #	2,540,000	2,607,187
Series 2007-AR10 2A1			Series 2014-CR19 A5
4.875% 1/25/38 •	747,063	736,972	3.796% 8/10/47	9,707,000	10,103,997
			Series 2014-CR20 AM
Total Non-Agency Collateralized
			3.938% 11/10/47	7,775,000	7,996,289
Mortgage Obligations			Series 2015-3BP A 144A
(cost $44,837,189)		45,150,561	3.178% 2/10/35 #	3,960,000	4,002,470
Non-Agency Commercial			Series 2015-CR23 A4
Mortgage-Backed			3.497% 5/10/48	1,910,000	1,958,779
Securities - 6.77%			DB-JPM Mortgage Trust
BANK			Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,809,671
Series 2017-BNK5 A5 3.39% 6/15/60 .	3,645,000	3,693,045	Series 2016-C3 A5 2.89% 8/10/49	1,985,000	1,955,733
Series 2017-BNK5 B			DB-UBS Mortgage Trust
3.896% 6/15/60 •	1,500,000	1,517,247	Series 2011-LC1A C 144A
			5.699% 11/10/46 #•	1,265,000	1,318,365

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Commercial			Non-Agency Commercial
Mortgage-Backed			Mortgage-Backed
Securities (continued)			Securities (continued)
GRACE Mortgage Trust			Morgan Stanley Capital I Trust
Series 2014-GRCE B 144A			Series 2006-HQ10 B
3.52% 6/10/28 #	6,015,000	$6,060,115	5.448% 11/12/41 •		2,310,000	$2,183,901
GS Mortgage Securities Corp II			Series 2006-T21 B 144A
Series 2018-GS10 C			5.175% 10/12/52 #•		800,000	798,531
4.413% 7/10/51 •	1,100,000	1,136,290	Series 2018-L1 A4 4.407% 10/15/51		1,655,000	1,805,336
GS Mortgage Securities Trust			UBS Commercial Mortgage Trust
Series 2010-C1 C 144A			Series 2012-C1 A3 3.40% 5/10/45		1,327,634	1,348,614
5.635% 8/10/43 #•	1,010,000	1,032,552	Series 2018-C9 A4 4.117% 3/15/51 •		2,365,000	2,516,559
Series 2015-GC32 A4			UBS-Barclays Commercial Mortgage
3.764% 7/10/48	1,240,000	1,291,235	Trust
Series 2017-GS5 A4 3.674% 3/10/50 .	2,980,000	3,087,360	Series 2013-C5 B 144A
Series 2017-GS5 XA			3.649% 3/10/46 #•		1,000,000	1,011,873
0.819% 3/10/50 •	32,960,846	1,799,900	Wells Fargo Commercial Mortgage Trust
Series 2017-GS6 A3 3.433% 5/10/50 .	4,410,000	4,471,359	Series 2014-LC18 A5
Series 2018-GS9 A4			3.405% 12/15/47		1,175,000	1,196,477
3.992% 3/10/51 •	1,370,000	1,449,067	Series 2015-C30 XA
Series 2018-GS9 C 4.364% 3/10/51 • .	400,000	409,961	0.917% 9/15/58 •		15,911,052	730,179
Series 2019-GC38 A4			Series 2015-NXS3 A4
3.968% 2/10/52	4,055,000	4,292,742	3.617% 9/15/57		1,250,000	1,284,065
JPM-BB Commercial Mortgage			Series 2016-BNK1 A3
Securities Trust			2.652% 8/15/49		2,575,000	2,499,657
Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,675,975	Series 2017-C38 A5 3.453% 7/15/50		2,240,000	2,271,552
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	4,897,325	Series 2017-RB1 XA
JPM-DB Commercial Mortgage			1.278% 3/15/50 •		20,487,632	1,655,421
Securities Trust			WF-RBS Commercial Mortgage Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,083,632	Series 2012-C10 A3
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,482,122	2.875% 12/15/45		3,605,000	3,594,505
JPMorgan Chase Commercial Mortgage			Total Non-Agency Commercial
Securities Trust			Mortgage-Backed Securities
Series 2005-CB11 E			(cost $163,775,505)			162,883,952
5.568% 8/12/37 •	600,000	611,206
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,442,486	Regional Bonds - 0.32% Δ
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,666,222	Argentina - 0.05%
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	4,898,302	Provincia de Cordoba 144A
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,026,091	7.125% 8/1/27 #		1,575,000	1,119,841
Series 2016-WIKI A 144A						1,119,841
2.798% 10/5/31 #	1,610,000	1,602,737	Australia - 0.12%
Series 2016-WIKI B 144A			New South Wales Treasury
3.201% 10/5/31 #	1,490,000	1,487,091	4.00% 5/20/26	AUD	1,094,900	882,316
LB-UBS Commercial Mortgage Trust			Queensland Treasury
Series 2006-C6 AJ 5.452% 9/15/39 •	1,063,748	734,331	144A 2.75% 8/20/27 #	AUD	1,254,000	929,017
Morgan Stanley BAML Trust			144A 3.25% 7/21/28 #	AUD	1,298,000	997,453
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,699,509				2,808,786
Series 2015-C26 A5			Canada - 0.15%
3.531% 10/15/48	1,970,000	2,025,430	Province of Ontario Canada
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,642,932	2.60% 6/2/27	CAD	630,000	481,055
			3.45% 6/2/45	CAD	1,488,000	1,249,971

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Regional Bonds Δ (continued)				Sovereign Bonds Δ (continued)
Canada (continued)				Hungary - 0.06%
Province of Quebec Canada				Hungary Government Bond
1.65% 3/3/22	CAD	2,281,000	$1,702,006	3.00% 10/27/27	HUF	406,670,000	$1,483,539
6.00% 10/1/29	CAD	224,000	222,793				1,483,539
			3,655,825	Italy - 0.03%
Total Regional Bonds				Italy Buoni Poliennali Del Tesoro 144A
(cost $8,195,366)			7,584,452	3.45% 3/1/48 #	EUR	605,000	679,968

Sovereign Bonds - 2.39% Δ							679,968
Argentina - 0.08%				Ivory Coast - 0.13%
Argentine Republic Government				Ivory Coast Government International
International Bond 5.625% 1/26/22		2,185,000	1,888,933	Bond 144A 6.125% 6/15/33 #		3,400,000	3,139,856
			1,888,933				3,139,856
Australia - 0.00%				Jordan - 0.08%
Australia Government Bond				Jordan Government International Bond
3.75% 4/21/37	AUD	33,000	29,143	144A 5.75% 1/31/27 #		1,865,000	1,831,727
			29,143				1,831,727
Bermuda - 0.07%				Mexico - 0.18%
Bermuda Government International Bond				Mexican Bonos 7.75% 5/29/31	MXN	55,100,000	2,745,824
144A 3.717% 1/25/27 #		1,600,000	1,586,000	Mexico Government International Bond
			1,586,000	4.35% 1/15/47		1,700,000	1,595,875
							4,341,699
Brazil - 0.21%
Brazil Notas do Tesouro Nacional				Nigeria - 0.06%
Series F 10.00% 1/1/27	BRL	18,765,000	5,101,058	Nigeria Government International Bond
			5,101,058	144A 7.875% 2/16/32 #		1,445,000	1,505,404
							1,505,404
Canada - 0.02%
Canadian Government Bond				Poland - 0.06%
2.75% 12/1/48	CAD	496,000	441,532	Republic of Poland Government Bond
				2.50% 1/25/23	PLN	1,554,000	412,823
			441,532	3.25% 7/25/25	PLN	3,319,000	908,761
Colombia - 0.24%							1,321,584
Colombian TES 7.00% 6/30/32	COP	18,215,000,000	5,830,716

			5,830,716	Qatar - 0.05%
Egypt - 0.15%				Qatar Government International Bond
Egypt Government International Bond				144A 4.00% 3/14/29 #		1,205,000	1,243,778
144A 5.577% 2/21/23 #		820,000	815,752				1,243,778
144A 7.60% 3/1/29 #		1,245,000	1,281,064
144A 8.70% 3/1/49 #		1,490,000	1,553,376	Republic of Korea - 0.02%
			3,650,192	Export-Import Bank of Korea
				4.00% 6/7/27	AUD	530,000	401,838
France - 0.05%
							401,838
French Republic Government Bond
O. A. T. 144A 2.00% 5/25/48 #	EUR	995,000	1,308,167	Russia - 0.07%
			1,308,167	Russian Foreign Bond - Eurobond 144A
				4.25% 6/23/27 #		1,600,000	1,597,326
Ghana - 0.09%
							1,597,326
Ghana Government International Bond
144A 7.875% 3/26/27 #		2,250,000	2,275,945	Saudi Arabia - 0.08%
			2,275,945	Saudi Government International Bond
				144A 4.375% 4/16/29 #		1,785,000	1,863,319
							1,863,319

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Sovereign Bonds Δ (continued)				Supranational Banks (continued)
Senegal - 0.09%				International Bank for Reconstruction &
Senegal Government International Bond				Development
144A 6.75% 3/13/48 #		2,380,000	$2,202,690	2.50% 11/25/24		1,507,000	$1,517,621
			2,202,690	2.552% (LIBOR01M + 0.07%)
South Africa - 0.20%				4/17/19 •		1,507,000	1,507,055
Republic of South Africa Government				3.00% 2/2/23	NZD	2,193,000	1,548,248
Bond				3.375% 1/25/22	NZD	720,000	510,029
8.00% 1/31/30	ZAR	47,729,000	3,051,358	4.625% 10/6/21	NZD	1,123,000	816,504
8.75% 1/31/44	ZAR	29,231,000	1,835,410	International Finance
			4,886,768	2.375% 7/19/23	CAD	1,422,000	1,086,811
				3.625% 5/20/20	NZD	472,000	328,044
Spain - 0.03%				3.75% 8/9/27	NZD	790,000	585,232
Spain Government Bond 144A				Total Supranational Banks
2.70% 10/31/48 #	EUR	590,000	727,597	(cost $15,855,644)			15,915,119
			727,597
Turkey - 0.10%				US Treasury Obligations - 13.84%
Turkey Government International Bond				US Treasury Bond
5.75% 5/11/47		1,420,000	1,131,563	3.00% 2/15/49		6,520,000	6,770,103
7.625% 4/26/29		1,300,000	1,290,569	US Treasury Notes
			2,422,132	2.50% 1/31/21		2,375,000	2,383,999
Ukraine - 0.09%				2.50% 1/31/24		52,740,000	53,385,859
Ukraine Government International Bond				2.625% 12/31/23		93,825,000	95,481,602
				2.625% 2/15/29		78,015,000	79,543,298
144A 7.75% 9/1/26 #		1,000,000	942,325	3.125% 11/15/28		90,070,000	95,655,394
144A 9.75% 11/1/28 #		1,220,000	1,260,565
			2,202,890	Total US Treasury Obligations
				(cost $327,429,541)			333,220,255
United Kingdom - 0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	624,347			Number of
			624,347			shares
Uruguay - 0.05%
Uruguay Government International Bond				Common Stock - 0.00%
4.375% 1/23/31		1,255,000	1,318,064	Adelphia Recovery Trust =†		1	0
				Century Communications =†		2,500,000	0
			1,318,064
Uzbekistan - 0.07%				Total Common Stock (cost $75,684)			0
Republic of Uzbekistan Bond 144A
5.375% 2/20/29 #		1,695,000	1,686,288	Convertible Preferred Stock - 0.69%
			1,686,288	A Schulman 6.00% exercise price
				$52.33 y		2,710	2,798,075
Total Sovereign Bonds
				AMG Capital Trust II 5.15% exercise
(cost $58,092,045)			57,592,500
				price $198.02, maturity date 10/15/37 .		29,469	1,502,913
Supranational Banks - 0.66%				Assurant 6.50% exercise price $106.91,
Arab Petroleum Investments 144A				maturity date 3/15/21		18,155	1,882,310
4.125% 9/18/23 #		1,750,000	1,807,731	Bank of America 7.25% exercise price
Asian Development Bank				$50.00 y		1,140	1,484,132
3.50% 5/30/24	NZD	2,556,000	1,854,268	Becton Dickinson 6.125% exercise price
Banque Ouest Africaine de				$211.80, maturity date 5/1/20		26,215	1,620,349
Developpement 144A				DTE Energy 6.50% exercise price
5.00% 7/27/27 #		2,320,000	2,321,160	$116.31, maturity date 10/1/19		38,234	2,116,252
European Investment Bank				El Paso Energy Capital Trust I 4.75%
1.00% 9/21/26	GBP	982,000	1,257,432	exercise price $34.49, maturity date
6.00% 12/7/28	GBP	421,000	774,984	3/31/28		40,475	2,192,531

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-23

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Convertible Preferred Stock (continued)			Short-Term Investments - 5.56%
QTS Realty Trust 6.50% exercise price			Money Market Mutual Funds - 5.56%
$47.03 y	18,173	$1,973,951	BlackRock FedFund - Institutional
Wells Fargo & Co. 7.50% exercise price			Shares (seven-day effective yield
$156.71 y	829	1,071,358	2.36%)	26,759,270	$26,759,270
Total Convertible Preferred Stock			Fidelity Investments Money Market
(cost $15,965,326)		16,641,871	Government Portfolio - Class I
			(seven-day effective yield 2.31%)	26,759,270	26,759,270
Preferred Stock - 0.10%			GS Financial Square Government Fund -
Morgan Stanley 5.55% µy	2,085,000	2,122,123	Institutional Shares (seven-day
USB Realty 144A 3.93% (LIBOR03M +
			effective yield 2.32%)	26,759,270	26,759,270
1.147%) #y•	300,000	258,443	Morgan Stanley Government Portfolio -
Total Preferred Stock			Institutional Share Class (seven-day
(cost $2,371,965)		2,380,566	effective yield 2.33%)	26,759,270	26,759,270
			State Street Institutional US Government
			Money Market Fund - Investor Class
			(seven-day effective yield 2.31%)	26,759,270	26,759,270
			Total Short-Term Investments
			(cost $133,796,350)		133,796,350

Total Value of Securities - 99.47%
(cost $2,378,129,118)					2,394,130,617
Liabilities Net of Receivables and Other Assets - 0.53%B					12,710,988
Net Assets Applicable to 232,848,406 Shares Outstanding - 100.00%					$2,406,841,605

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $590,409,692, which represents 24.53% of the Series’ net assets.
PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
related to the rescheduling of obligations and the exchange of certain notes.
D PIK. 100% of the income received was in the form of both cash and par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
B Of this amount, $1,720,000 represents cash collateral held at broker for certain open derivatives and $100,000 posted by counterparty for TBA transactions as of March 31, 2019.
Fully or partially pledged as collateral for futures contracts.

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-24

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments
(commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2019:

				Unrealized Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 4.891%
(LIBOR1M+3.75%) 4/30/25	$28,957	$28,957	$28,197	$(760)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2019:

Foreign Currency Exchange Contracts
		Contracts to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)	In Exchange For		Date	Appreciation	Depreciation
BA	AUD	(9,408,325)	USD	6,713,206	4/26/19	$29,128	$—
BA	CAD	(1,086,162)	USD	824,430	4/26/19	11,068	—
BA	EUR	1,393,799	USD	(1,582,971)	4/26/19	—	(15,769)
BA	JPY	(767,587,246)	USD	6,966,603	4/26/19	23,318	—
BA	NZD	(3,462,260)	USD	2,365,104	4/26/19	6,106	—
BA	TRY	(6,374,000)	USD	1,127,343	4/1/19	—	(8,526)
BNP	AUD	(3,014,725)	USD	2,149,873	4/26/19	8,082	—
BNP	MXN	9,816,327	USD	(506,812)	4/26/19	—	(3,359)
BNP	NOK	(12,261,189)	USD	1,427,341	4/26/19	4,181	—
BNYM	AUD	(27,400)	USD	19,408	4/1/19	—	(48)
BNYM	CAD	(6,720)	USD	5,025	4/1/19	—	(4)
CITI	COP	11,282,041,980	USD	(3,615,679)	4/26/19	—	(82,897)
HSBCB	EUR	2,108,344	USD	(2,401,973)	4/26/19	—	(31,330)
HSBCB	GBP	(2,068,659)	USD	2,700,107	4/26/19	1,977	—
JPMCB	PLN	(3,466,675)	USD	907,589	4/26/19	3,869	—
TDB	JPY	1,343,802,727	USD	(12,198,235)	4/26/19	—	(42,738)
Total Foreign Currency Exchange Contracts						$87,729	$(184,671)

Futures Contracts

						Value/	Variation Margin
		Notional	Notional	Expiration		Unrealized	Due from
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date		Appreciation	(Due to) Brokers
	US Treasury 10 yr
863	Notes	$107,200,781	$105,914,070	6/19/19		$1,286,711	$(242,503)
	US Treasury 5 yr
1,331	Notes	154,167,234	153,007,191	6/28/19		1,160,043	(301,555)
	US Treasury Long
634	Bond	94,882,062	92,243,842	6/19/19		2,638,220	(237,750)
Total Futures Contracts			$351,165,103			$5,084,974	$(781,808)

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-25

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Swap Contracts
CDS Contracts[1]

Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]	Brokers
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSCS-CMBX. NA. BBB-. 6[4]
5/11/63 - Monthly	13,275,000	3.00%	$(1,685,562)	$(1,534,308)	$(151,254)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(481).

4Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
AUD - Australian Dollar
BADLARPP - Argentina Term Deposit Rate
BA - Bank of America, N.A.
BB - Barclays Bank
BBSW3M - Bank Bill Swap 3 Months
BNP - BNP Paribas
BNYM - The Bank of New York Mellon
BRL - Brazilian Real
CAD - Canadian Dollar
CITI - Citibank, N.A.
CDO - Collateralized Debt Obligation
CDS - Credit Default Swap
CLO - Collateralized Loan Obligation
CMBX.NA - Commercial Mortgaged-Backed Securities Index North America
COP - Colombian Peso
DB - Deutsche Bank
EUR - European Monetary Unit
FREMF - Freddie Mac Multifamily

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-26

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
GBP - British Pound Sterling
GNMA - Government National Mortgage Association
GS - Goldman Sachs
HSBCB - HSBC Bank USA, National Association
HUF - Hungarian Forint
ICE - Intercontinental Exchange
JPM - JPMorgan
JPMCB - JPMorgan Chase Bank, National Association
JPY - Japanese Yen
LB - Lehman Brothers
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 12 Month
MSCS - Morgan Stanley Capital Services LLC
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
OAT - Obligations Assimilables du Trésor
PIK - Payment-in-Kind
PLN - Polish Zloty
RBS - Royal Bank of Scotland
REMIC - Real Estate Mortgage Investment Conduit
S&P - Standard & Poor’s Financial Services LLC
S.F. - Single Family
TBA - To be announced
TDB - The Toronto-Dominion Bank
TRY - Turkish Lira
USD - US Dollar
WF - Wells Fargo
yr-Year
ZAR - South African Rand

NQ-VIP- 866 [3/19] 5/19 (840736) Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 87.55% Δ			Common Stock Δ (continued)
Argentina - 2.16%			China/Hong Kong (continued)
Arcos Dorados Holdings Class A	449,841	$3,225,360	SINA †	200,000	$11,848,000
Cablevision Holding GDR †	262,838	1,369,938	Sohu. com ADR †	491,279	8,145,406
Cresud ADR †	343,105	3,976,587	Tencent Holdings	623,000	28,650,398
Grupo Clarin GDR Class B 144A #†	77,680	141,013	Tencent Music Entertainment Group
IRSA Inversiones y			ADR =†	159	2,878
Representaciones ADR †	430,000	4,687,000	Tianjin Development Holdings	35,950	12,847
IRSA Propiedades Comerciales ADR	11,922	244,401	Tingyi Cayman Islands Holding	1,706,000	2,816,085
		13,644,299	Tsingtao Brewery Class H	645,429	3,045,041
Bahrain - 0.08%			Weibo ADR †	40,000	2,479,600
Aluminium Bahrain GDR 144A #	91,200	520,104	ZhongAn Online P&C Insurance Class H
		520,104	144 A #†	109,400	393,937
Brazil - 13.07%					146,408,133
AES Tiete Energia	330,193	936,096	India - 11.21%
Atacadao Distribuicao Comercio e			Dr Reddy’s Laboratories ADR	110,000	4,455,000
Industria	532,600	2,732,817	Indiabulls Real Estate GDR	44,628	59,355
B2W Cia Digital †	2,553,158	27,368,190	Natco Pharma	200,000	1,655,906
Banco Bradesco ADR	598,400	6,528,544	RattanIndia Infrastructure GDR †	131,652	5,131
Banco Santander Brasil ADR	53,466	600,423	Reliance Industries	1,600,000	31,488,471
BRF ADR †	788,900	4,591,398	Reliance Industries GDR 144A #	791,635	31,775,495
Cia Brasileira de Distribuicao ADR	300,000	6,984,000	Sify Technologies ADR	91,200	147,744
Hypera	216,800	1,434,130	Tata Motors ADR †	110,000	1,381,600
Itau Unibanco Holding ADR	1,049,325	9,244,553			70,968,702
Petroleo Brasileiro ADR	488,906	7,783,383	Japan - 0.26%
Rumo †	234,448	1,138,902	Renesas Electronics †	350,000	1,626,498
Telefonica Brasil ADR	392,181	4,733,625			1,626,498
TIM Participacoes ADR	264,100	3,982,628	Malaysia - 0.15%
Vale	161,197	2,105,460	UEM Sunrise	4,748,132	955,560
Vale ADR	197,300	2,576,738			955,560
		82,740,887
			Mexico - 4.58%
Chile - 0.61%			America Movil Class L ADR Class L	213,289	3,045,767
Sociedad Quimica y Minera de Chile			Banco Santander Mexico Institucion de
ADR	100,000	3,844,000	Banca Multiple Grupo Financiero
		3,844,000	Santander ADR	276,900	1,874,613
China/Hong Kong - 23.12%			Cemex ADR †	506,188	2,348,712
Alibaba Group Holding ADR †	87,900	16,037,355	Coca-Cola Femsa ADR	58,700	3,874,200
Baidu ADR †	53,600	8,835,960	Fomento Economico Mexicano ADR	98,307	9,071,770
BeiGene †	182,800	1,803,665	Grupo Financiero Banorte Class O	475,400	2,582,704
BeiGene ADR †	11,002	1,452,264	Grupo Lala	606,200	786,082
China Mengniu Dairy	1,448,000	5,389,188	Grupo Televisa ADR	488,700	5,405,022
China Mobile ADR	381,200	19,437,388			28,988,870
China Petroleum & Chemical Class H	2,260,000	1,793,685	Peru - 0.34%
China Petroleum & Chemical ADR	42,234	3,357,603	Cia de Minas Buenaventura ADR	125,440	2,167,603
CNOOC	1,998,000	3,721,635
					2,167,603
Ctrip. com International ADR †	130,000	5,679,700
Genscript Biotech †	1,158,000	2,190,730	Republic of Korea - 16.56%
JD.com ADR †	294,000	8,864,100	Hite Jinro	150,000	2,447,759
Kunlun Energy	4,622,900	4,839,165	KB Financial Group ADR	72,000	2,668,320
PetroChina Class H	3,000,000	1,963,840	LG Display ADR †	188,309	1,628,873
Ping An Insurance Group Co. of China			LG Electronics	62,908	4,171,251
Class H	324,000	3,647,663	LG Uplus	270,507	3,684,052
			Lotte	69,206	3,016,455

NQ-VIP-868 [3/19] 5/19 (840741) Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value			Number of	Value
	shares	(US $)			shares	(US $)
Common Stock Δ (continued)			Common Stock Δ (continued)
Republic of Korea (continued)			United States - 1.95%
Lotte Chilsung Beverage	1,421$	$2,217,065	Altaba †		157,300	$11,659,076
Lotte Confectionery	8,599	1,403,675	Avon Products		241,200	709,128
Samsung Electronics	907,636	35,799,824				12,368,204
Samsung Life Insurance	71,180	5,275,708	Total Common Stock
SK Hynix	230,000	15,080,256
			(cost $494,878,016)			554,273,463
SK Telecom	16,491	3,652,241
SK Telecom ADR	971,935	23,802,688	Exchange-Traded Fund - 0.55%
		104,848,167	iShares MSCI Turkey ETF		143,000	3,470,610
Russia - 5.46%			Total Exchange-Traded Fund
ENEL RUSSIA PJSC GDR	15,101	11,739	(cost $5,709,139)			3,470,610
Etalon Group GDR 144A #	354,800	635,092
Gazprom PJSC ADR	783,900	3,541,456	Convertible Preferred Stock - 0.03%
LUKOIL PJSC ADR (London International			CJ 0.00 =y†	KRW	4,205	213,725
Exchange)	72,953	6,541,350	Total Convertible Preferred Stock
Mobile TeleSystems PJSC ADR	154,402	1,167,279	(cost $470,778)			213,725
Rosneft Oil PJSC GDR	298,943	1,878,946	Preferred Stock - 5.91% Δ
Sberbank of Russia PJSC	3,308,402	10,811,363
			Brazil - 1.51%
Surgutneftegas PJSC ADR	294,652	1,093,308
			Centrais Eletricas Brasileiras
T Plus =†	25,634	0
VEON ADR	956,988	2,000,105	Class B 3.76% †		233,700	2,249,646
Yandex Class A †	200,000	6,868,000	Gerdau 2.81%		389,400	1,502,761
			Petroleo Brasileiro Class A ADR 3.25%		403,795	5,774,269
		34,548,638
						9,526,676
South Africa - 0.50%
Impala Platinum Holdings †	500,000	2,122,002	Republic of Korea - 2.75%
Sun International †	210,726	795,512	CJ 2.54%		28,030	1,426,369
Tongaat Hulett	182,915	273,319	Samsung Electronics 2.81%		499,750	16,002,090
		3,190,833				17,428,459
Taiwan - 5.52%			Russia - 1.65%
Hon Hai Precision Industry	1,999,564	4,778,787	Transneft PJSC 4.39%		3,887	10,455,772
MediaTek	1,045,000	9,608,066				10,455,772
President Chain Store	157,000	1,547,702	Total Preferred Stock
Taiwan Semiconductor Manufacturing	2,375,864	19,028,435	(cost $23,548,608)			37,410,907
		34,962,990
Thailand - 0.69%			Participation Notes - 0.00%
Bangkok Bank-Foreign	638,091	4,348,144	Lehman Indian Oil
		4,348,144	CW 12 LEPO 144A =†		100,339	0
Turkey - 0.79%			Lehman Oil & Natural Gas
Turkcell Iletisim Hizmetleri	730,024	1,584,861	CW 12 LEPO =†		146,971	0
Turkiye Sise ve Cam Fabrikalari	3,243,612	3,396,308	Total Participation Notes
		4,981,169	(cost $4,952,197)			0
United Kingdom - 0.50%
Griffin Mining	1,642,873	2,128,355
Hikma Pharmaceuticals	44,202	1,032,307
		3,160,662

NQ-VIP-868 [3/19] 5/19 (840741) Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Short-Term Investments - 0.20%			Short-Term Investments (continued)
Money Market Mutual Funds - 0.20%			Money Market Mutual Funds (continued)
BlackRock FedFund -			Morgan Stanley Government Portfolio -
Institutional Shares (seven-day			Institutional Share Class (seven-day
effective yield 2.36%)	259,895	$259,895	effective yield 2.33%)	259,895	$259,895
Fidelity Investments Money Market			State Street Institutional US Government
Government Portfolio - Class I			Money Market Fund - Investor Class
(seven-day effective yield 2.31%)	259,895	259,895	(seven-day effective yield 2.31%)	259,895	259,895
GS Financial Square Government Fund -			Total Short-Term Investments
Institutional Shares (seven-day			(cost $1,299,475)		1,299,475
effective yield 2.32%)	259,895	259,895

Total Value of Securities - 94.24%
(cost $530,858,213)					596,668,180
Receivables and Other Assets Net of Liabilities - 5.76%					36,449,211
Net Assets Applicable to 28,324,567 Shares Outstanding - 100.00%					$633,117,391

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $33,465,641, which represents 5.29% of the Fund’s net assets.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ Securities have been classified by country of origin.
y Exercise price and conversion date to be announced.
† Non-income producing security.

Summary of Abbreviations:
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
GDR - Global Depositary Receipt
GS - Goldman Sachs
KRW - South Korean Won
LEPO - Low Exercise Price Option
PJSC - Public Joint Stock Company

NQ-VIP-868 [3/19] 5/19 (840741) Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 91.46%			Corporate Bonds (continued)
Automotive - 0.29%			Capital Goods (continued)
Allison Transmission 144A			Ardagh Packaging Finance 144A
5.875% 6/1/29 #	600,000	$608,250	6.00% 2/15/25 #	1,085,000	$1,087,713
		608,250	Bombardier
Banking - 4.00%			144A 6.00% 10/15/22 #	555,000	562,631
Ally Financial 8.00% 11/1/31	825,000	1,028,156	144A 7.50% 3/15/25 #	555,000	573,731
Barclays 8.00%µy	1,085,000	1,110,769	144A 7.875% 4/15/27 #	545,000	562,713
Credit Suisse Group			BWAY Holding 144A 7.25% 4/15/25 #	1,010,000	977,801
144A 6.25%#µy	865,000	864,743	EnPro Industries 144A
144A 7.50%#µy	595,000	612,454	5.75% 10/15/26 #	1,830,000	1,848,300
Popular 6.125% 9/14/23	1,340,000	1,400,300	Intertape Polymer Group 144A
Royal Bank of Scotland Group			7.00% 10/15/26 #	1,095,000	1,125,113
8.625%µy	1,515,000	1,617,263	TransDigm
Synovus Financial 5.90% 2/7/29 µ	510,000	513,315	144A 6.25% 3/15/26 #	1,180,000	1,227,200
UBS Group Funding Switzerland			6.375% 6/15/26	745,000	740,232
6.875%µy	1,145,000	1,147,935			9,857,921
		8,294,935	Consumer Cyclical - 7.26%
Basic Industry - 12.47%			AMC Entertainment Holdings
BMC East 144A 5.50% 10/1/24 #	855,000	843,244	6.125% 5/15/27	1,950,000	1,772,063
Boise Cascade 144A 5.625% 9/1/24 #	289,000	286,110	Boyd Gaming 6.00% 8/15/26	1,505,000	1,548,269
Cleveland-Cliffs 5.75% 3/1/25	1,540,000	1,478,400	ESH Hospitality 144A 5.25% 5/1/25 #	1,025,000	1,021,156
First Quantum Minerals			Golden Nugget 144A 8.75% 10/1/25 #	1,252,000	1,317,730
144A 7.25% 5/15/22 #	1,080,000	1,090,800	MGM Growth Properties Operating
144A 7.25% 4/1/23 #	580,000	568,400	Partnership 144A 5.75% 2/1/27 #	1,510,000	1,564,737
144A 7.50% 4/1/25 #	545,000	525,925	MGM Resorts International
Freeport-McMoRan			5.75% 6/15/25	1,130,000	1,176,613
5.45% 3/15/43	1,335,000	1,174,813	Penske Automotive Group
6.875% 2/15/23	945,000	1,005,244	5.50% 5/15/26	1,055,000	1,043,131
Hudbay Minerals 144A			Scientific Games International
7.625% 1/15/25 #	1,075,000	1,107,250	144A 8.25% 3/15/26 #	1,550,000	1,584,875
IAMGOLD 144A 7.00% 4/15/25 #	1,250,000	1,271,875	10.00% 12/1/22	2,745,000	2,899,407
Joseph T Ryerson & Son 144A			William Carter 144A 5.625% 3/15/27 #	1,090,000	1,130,875
11.00% 5/15/22 #	1,555,000	1,644,413			15,058,856
Lennar 5.00% 6/15/27	600,000	603,750	Consumer Non-Cyclical - 1.76%
M/I Homes 5.625% 8/1/25	1,145,000	1,102,063	JBS USA
New Enterprise Stone & Lime 144A			144A 5.75% 6/15/25 #	460,000	473,225
10.125% 4/1/22 #	1,238,000	1,259,665	144A 6.75% 2/15/28 #	1,085,000	1,127,044
NOVA Chemicals 144A 5.25% 6/1/27 #	1,030,000	1,014,550	Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	959,175
Novelis 144A 6.25% 8/15/24 #	663,000	679,575	Prestige Brands 144A 6.375% 3/1/24 #	1,075,000	1,099,187
Standard Industries 144A					3,658,631
6.00% 10/15/25 #	1,980,000	2,083,138	Energy - 14.88%
Steel Dynamics 5.00% 12/15/26	2,678,000	2,741,603	AmeriGas Partners
Tronox Finance 144A 5.75% 10/1/25 #	1,585,000	1,476,031	5.625% 5/20/24	695,000	709,769
Venator Finance Sarl 144A			5.875% 8/20/26	1,205,000	1,208,013
5.75% 7/15/25 #	1,145,000	1,010,463	Cheniere Corpus Christi Holdings
William Lyon Homes 6.00% 9/1/23	1,180,000	1,147,550	7.00% 6/30/24	1,050,000	1,187,865
Zekelman Industries 144A			Cheniere Energy Partners
9.875% 6/15/23 #	1,630,000	1,736,969	5.25% 10/1/25	1,580,000	1,621,475
		25,851,831	Chesapeake Energy
Capital Goods - 4.75%			7.00% 10/1/24	480,000	480,600
Anixter 144A 6.00% 12/1/25 #	1,095,000	1,152,487	8.00% 1/15/25	1,010,000	1,035,250

NQ-VIP- 876 [3/19] 5/19 (840488) High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Healthcare (continued)
Crestwood Midstream Partners			Tenet Healthcare
5.75% 4/1/25	1,345,000	$1,385,350	5.125% 5/1/25	610,000	$614,605
Diamond Offshore Drilling			8.125% 4/1/22	2,035,000	2,196,986
7.875% 8/15/25	1,550,000	1,503,500	Teva Pharmaceutical Finance
Ensco 7.75% 2/1/26	1,295,000	1,099,131	Netherlands III 6.00% 4/15/24	1,525,000	1,531,717
Genesis Energy 6.50% 10/1/25	1,685,000	1,647,087	WellCare Health Plans 144A
Gulfport Energy 6.375% 1/15/26	1,470,000	1,308,300	5.375% 8/15/26 #	2,290,000	2,401,638
Laredo Petroleum 6.25% 3/15/23	1,630,000	1,462,925			22,888,158
Murphy Oil 6.875% 8/15/24	2,335,000	2,473,593	Insurance - 4.25%
Murphy Oil USA 5.625% 5/1/27	1,600,000	1,664,000	Acrisure 144A 7.00% 11/15/25 #	600,000	543,000
Oasis Petroleum 144A 6.25% 5/1/26 #	1,105,000	1,055,275	AssuredPartners 144A 7.00% 8/15/25 #	2,230,000	2,073,900
Precision Drilling 144A			HUB International 144A 7.00% 5/1/26 #	2,545,000	2,525,913
7.125% 1/15/26 #	1,895,000	1,888,486	NFP 144A 6.875% 7/15/25 #	1,540,000	1,478,400
SESI 7.75% 9/15/24	610,000	507,825	USI 144A 6.875% 5/1/25 #	2,260,000	2,200,675
Southwestern Energy 7.75% 10/1/27	1,920,000	1,970,400			8,821,888
Summit Midstream Holdings
			Media - 10.20%
5.75% 4/15/25	1,125,000	1,067,344	Altice Luxembourg 144A
Targa Resources Partners
5.375% 2/1/27	1,140,000	1,171,350	7.75% 5/15/22 #	2,095,000	2,100,237
144A 5.875% 4/15/26 #	975,000	1,035,450	CCO Holdings
Transocean 144A 9.00% 7/15/23 #	1,560,000	1,669,200	144A 5.50% 5/1/26 #	160,000	165,600
Whiting Petroleum 6.625% 1/15/26	1,736,000	1,709,960	144A 5.75% 2/15/26 #	2,065,000	2,168,250
			144A 5.875% 5/1/27 #	2,010,000	2,091,003
		30,862,148	Clear Channel Worldwide Holdings 144A
Financial Services - 0.82%			9.25% 2/15/24 #	1,370,000	1,455,625
Avolon Holdings Funding 144A			CSC Holdings
5.25% 5/15/24 #	540,000	557,550	6.75% 11/15/21	1,740,000	1,863,975
DAE Funding 144A 5.75% 11/15/23 #	1,110,000	1,143,300	144A 7.50% 4/1/28 #	945,000	1,017,340
		1,700,850	144A 7.75% 7/15/25 #	530,000	569,750
Healthcare - 11.04%			Gray Television
Air Medical Group Holdings 144A			144A 5.875% 7/15/26 #	1,035,000	1,055,907
6.375% 5/15/23 #	576,000	486,720	144A 7.00% 5/15/27 #	1,195,000	1,272,675
Bausch Health 144A 5.50% 11/1/25 #	2,015,000	2,065,375	Radiate Holdco 144A 6.625% 2/15/25 #	1,565,000	1,518,050
Charles River Laboratories International			Sirius XM Radio 144A 5.375% 4/15/25 # .	2,050,000	2,111,500
144A 5.50% 4/1/26 #	2,489,000	2,588,560	Virgin Media Secured Finance 144A
Encompass Health			5.25% 1/15/26 #	2,525,000	2,550,250
5.75% 11/1/24	790,000	802,837	VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,203,637
5.75% 9/15/25	1,335,000	1,363,369			21,143,799
Hadrian Merger 144A 8.50% 5/1/26 #	1,150,000	1,065,187	Real Estate - 0.27%
HCA			Realogy Group 144A 9.375% 4/1/27 #	540,000	554,175
5.375% 2/1/25	1,140,000	1,211,250			554,175
5.875% 2/15/26	1,425,000	1,542,563	Services - 5.08%
5.875% 2/1/29	530,000	571,711	Advanced Disposal Services 144A
7.58% 9/15/25	580,000	658,300
Hill-Rom Holdings			5.625% 11/15/24 #	1,245,000	1,276,125
144A 5.00% 2/15/25 #	535,000	545,539	Ashtead Capital 144A 5.25% 8/1/26 #	1,020,000	1,048,050
144A 5.75% 9/1/23 #	860,000	890,100	Avis Budget Car Rental 144A
MPH Acquisition Holdings 144A			6.375% 4/1/24 #	376,000	383,520
7.125% 6/1/24 #	1,000,000	1,000,000	Covanta Holding 5.875% 7/1/25	735,000	750,619
Surgery Center Holdings			Iron Mountain US Holdings 144A
144A 6.75% 7/1/25 #	570,000	518,700	5.375% 6/1/26 #	2,770,000	2,742,300
144A 8.875% 4/15/21 #	795,000	833,001

NQ-VIP- 876 [3/19] 5/19 (840488) High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Services (continued)			Utilities (continued)
Prime Security Services Borrower			Vistra Operations
144A 5.75% 4/15/26 #	520,000	$521,300	144A 5.50% 9/1/26 #	2,060,000	$2,147,550
144A 9.25% 5/15/23 #	374,000	393,635	144A 5.625% 2/15/27 #	605,000	630,713
TMS International 144A					5,816,739
7.25% 8/15/25 #	870,000	844,787	Total Corporate Bonds
United Rentals North America			(cost $188,689,158)		189,662,356
5.50% 5/15/27	730,000	739,125
5.875% 9/15/26	1,025,000	1,063,437	Loan Agreements - 5.06%
6.50% 12/15/26	730,000	770,150	Air Medical Group Holdings Tranche B
		10,533,048	1st Lien 5.739% (LIBOR01M + 3.25%)
Technology & Electronics - 3.80%			4/28/22 •	842,469	793,817
CDK Global 5.875% 6/15/26	2,009,000	2,109,450	Applied Systems 2nd Lien 9.499%
CommScope Finance 144A			(LIBOR01M + 7.00%) 9/19/25 •	2,320,000	2,348,276
8.25% 3/1/27 #	450,000	468,000	Blue Ribbon 1st Lien 6.49% (LIBOR01M
CommScope Technologies			+ 4.00%) 11/13/21 •	582,319	524,087
144A 5.00% 3/15/27 #	602,000	535,286	First Data Tranche A 1st Lien
144A 6.00% 6/15/25 #	970,000	946,671	0.00% 10/26/23 • X	1,555,000	1,548,520
Infor Software Parent 144A PIK 7.125%			Frontier Communications Tranche B1 1st
5/1/21 #f	1,095,000	1,101,964	Lien 6.25% (LIBOR01M + 3.75%)
RP Crown Parent 144A			6/15/24 •	539,374	526,789
7.375% 10/15/24 #	1,638,000	1,683,045	Kronos 2nd Lien 10.986% (LIBOR03M +
SS&C Technologies 144A			8.25%) 11/1/24 •	922,000	937,970
5.50% 9/30/27 #	1,024,000	1,036,160	Panther BF Aggregator 2 Tranche B 1st
		7,880,576	Lien 0.00% 3/18/26 • X	1,040,000	1,029,574
Telecommunications - 7.78%			Solenis International Tranche B 2nd Lien
C&W Senior Financing 144A			11.129% (LIBOR03M + 8.50%)
7.50% 10/15/26 #	1,255,000	1,295,787	6/18/24 =•	1,200,000	1,152,000
CenturyLink 7.50% 4/1/24	480,000	508,800	Summit Midstream Partners Holdings
Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,055,161	Tranche B 1st Lien 8.499%
Frontier Communications 144A			(LIBOR01M + 6.00%) 5/21/22 •	486,200	483,161
8.00% 4/1/27 #	1,026,000	1,061,910	Vantage Specialty Chemicals 2nd Lien
Level 3 Financing 5.375% 5/1/25	1,949,000	1,977,845	10.851% (LIBOR03M + 8.25%)
Sprint			10/26/25•	570,000	552,900
7.125% 6/15/24	1,225,000	1,246,437	Verscend Holding Tranche B 1st Lien
7.625% 3/1/26	605,000	615,587	6.999% (LIBOR01M + 4.50%)
7.875% 9/15/23	1,650,000	1,736,625	8/27/25•	597,000	592,888
Sprint Capital 8.75% 3/15/32	490,000	518,224
T-Mobile USA			Total Loan Agreements
6.00% 4/15/24	1,980,000	2,069,100	(cost $10,626,613)		10,489,982
6.50% 1/15/26	1,189,000	1,272,230
Vodafone Group 7.00% 4/4/79 µ	725,000	738,196		Number of
Zayo Group 6.375% 5/15/25	2,017,000	2,034,649		shares
		16,130,551	Common Stock - 0.00%
Utilities - 2.81%			Century Communications =†	2,820,000	0
Calpine			Total Common Stock (cost $85,371)		0
5.75% 1/15/25	735,000	733,163
144A 5.875% 1/15/24 #	1,680,000	1,726,200	Short-Term Investments - 3.96%
Southern California Edison			Money Market Mutual Funds - 3.96%
			BlackRock FedFund - Institutional
4.875% 3/1/49	545,000	579,113
			Shares (seven-day effective yield
			2.36%)	1,643,351	1,643,351

NQ-VIP- 876 [3/19] 5/19 (840488) High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Short-Term Investments (continued)			Short-Term Investments (continued)
Money Market Mutual Funds (continued)			Money Market Mutual Funds (continued)
Fidelity Investments Money Market			State Street Institutional US Government
Government Portfolio - Class I			Money Market Fund - Investor Class
(seven-day effective yield 2.31%)	1,643,351	$1,643,351	(seven-day effective yield 2.31%)	1,643,352	$1,643,352
GS Financial Square Government Fund -			Total Short-Term Investments
Institutional Shares (seven-day			(cost $8,216,758)		8,216,758
effective yield 2.32%)	1,643,352	1,643,352
Morgan Stanley Government Portfolio -
Institutional Share Class (seven-day
effective yield 2.33%)	1,643,352	1,643,352

Total Value of Securities - 100.48%
(cost $207,617,900)					208,369,096
Liabilities Net of Receivables and Other Assets - (0.48%)					(1,004,126)
Net Assets Applicable to 41,368,046 Shares Outstanding - 100.00%					$207,364,970

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $107,377,680, which represents 51.78% of the Fund’s net assets.
❆PIK. 100% of the income received was in the form of cash.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
PIK - Payment-in-kind

NQ-VIP- 876 [3/19] 5/19 (840488) High Yield Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.65% Δ			Common Stock Δ (continued)
Canada - 5.57%			Japan (continued)
Alamos Gold Class A	40,868	$207,345	Toyota Motor	20,843	$1,227,878
CGI †	19,114	1,314,029			10,658,739
Suncor Energy	32,900	1,066,262	Netherlands - 4.80%
Yamana Gold	54,383	141,619	ING Groep	75,176	910,930
		2,729,255	Koninklijke Philips	35,245	1,440,025
China/Hong Kong - 9.47%					2,350,955
China Petroleum & Chemical Class H	570,000	452,389	Panama - 1.50%
CNOOC	282,000	525,276	Copa Holdings Class A	9,100	733,551
Sinopharm Group Class H	137,598	573,698			733,551
Techtronic Industries	205,359	1,383,021
Yue Yuen Industrial Holdings	494,500	1,702,443	Republic of Korea - 2.12%
		4,636,827	Samsung Electronics	26,270	1,036,166
					1,036,166
Denmark - 2.53%
Carlsberg Class B	9,909	1,239,103	Russia - 0.85%
		1,239,103	Mobile TeleSystems ADR	55,300	418,068
					418,068
France - 17.01%
AXA	49,179	1,236,896	Singapore - 1.79%
Cie Generale des Etablissements			United Overseas Bank	46,900	875,032
Michelin	10,443	1,233,779			875,032
Kering	1,919	1,100,743	Spain - 1.69%
Publicis Groupe	6,015	322,055	Banco Santander	177,930	826,223
Sanofi	9,016	797,232			826,223
Teleperformance	5,161	927,777	Sweden - 3.25%
TOTAL	15,380	855,887	Nordea Bank	130,330	992,445
Valeo	12,934	375,509	Tele2 Class B	45,029	600,834
Vinci	15,231	1,482,004			1,593,279
		8,331,882	Switzerland - 3.48%
Germany - 4.60%			Novartis	17,705	1,701,796
Bayerische Motoren Werke	10,876	839,780			1,701,796
Deutsche Post	36,087	1,174,377
			United Kingdom - 12.79%
Grand City Properties	9,844	237,733
			Imperial Brands	49,292	1,686,141
		2,251,890	Meggitt	131,827	864,196
Indonesia - 2.43%			National Grid	51,545	572,167
Bank Rakyat Indonesia Persero	4,099,175	1,190,238	Playtech	184,154	1,043,610
		1,190,238	Rio Tinto	20,507	1,191,930
Italy - 3.01%			Standard Chartered	117,339	904,490
Leonardo	59,965	698,399			6,262,534
UniCredit	60,285	774,391	Total Common Stock
		1,472,790	(cost $46,924,639)		48,308,328
Japan - 21.76%
East Japan Railway	10,956	1,057,978	Short-Term Investments - 0.06%
Hitachi	29,000	942,228	Money Market Mutual Funds - 0.06%
ITOCHU *	98,135	1,778,577	BlackRock FedFund - Institutional
Matsumotokiyoshi Holdings	23,400	781,861	Shares (seven-day effective yield
MINEBEA MITSUMI	98,200	1,482,278	2.36%)	6,174	6,174
Mitsubishi UFJ Financial Group	229,735	1,136,222	Fidelity Investments Money Market
Nippon Telegraph & Telephone	28,518	1,215,753	Government Portfolio - Class I
Nitori Holdings	858	110,935	(seven-day effective yield 2.31%)	6,174	6,174
Takeda Pharmaceutical	22,588	925,029

NQ-VIP-878 [3/19] 5/19 (840544) International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Number of	Value	Principal		Value
	shares	(US $)	amount°		(US $)
Short-Term Investments (continued)			Securities Lending Collateral (continued)
Money Market Mutual Funds (continued)			Repurchase Agreements (continued)
GS Financial Square Government Fund -			Credit Agricole
Institutional Shares (seven-day			2.60%, dated 3/29/19, to be
effective yield 2.32%)	6,174	$6,174	repurchased on 4/1/19, repurchase
Morgan Stanley Government Portfolio -			price $202 (collateralized by US
Institutional Share Class (seven-day			government obligations
effective yield 2.33%)	6,174	6,174	0.00%-0.125%
State Street Institutional US Government			4/25/19 -4/15/20; market value $206)	202	$202
Money Market Fund - Investor Class			JP Morgan Securities
(seven-day effective yield 2.31%)	6,174	6,174	2.60%, dated 3/29/19, to be
Total Short-Term Investments			repurchased on 4/1/19, repurchase
(cost $30,870)		30,870	price $202 (collateralized by US
Total Value of Securities Before			government obligations
Securities Lending			0.875%-3.625%
Collateral - 98.71%			5/15/19 -1/31/24; market value $206)	202	202
(cost $46,955,509)		48,339,198	Merrill Lynch, Pierce, Fenner & Smith
			2.58%, dated 3/29/19, to be
	Principal		repurchased on 4/1/19, repurchase
	amount°		price $202 (collateralized by US
Securities Lending Collateral - 0.00%			government obligations
Repurchase Agreements - 0.00%			1.375%-2.75%
Bank of Montreal			4/30/21 -1/31/23; market value $206)	202	202
2.58%, dated 3/29/19, to be			Total Securities Lending Collateral
repurchased on 4/1/19, repurchase			(cost $867)		867
price $202 (collateralized by US
government obligations
0.00%-3.625%
4/15/19 -9/9/49; market value $206)	202	202
Bank of Nova Scotia
2.65%, dated 3/29/19, to be
repurchased on 4/1/19, repurchase
price $59 (collateralized by US
government obligations
0.125%-2.125%
2/29/20 -3/31/23; market value $60)	59	59

Total Value of Securities - 98.71%
(cost $46,956,376)					48,340,065
Obligation to Return Securities Lending Collateral - 0.00%					(867)
Receivables and Other Assets Net of Liabilities - 1.29%					632,756
Net Assets Applicable to 4,112,881 Shares Outstanding - 100.00%					$48,971,954

* Fully or partially on loan.
Includes $1,760,780 of securities loaned.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
† Non-income producing security.

NQ-VIP-878 [3/19] 5/19 (840544) International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs
USD - US Dollar

NQ-VIP-878 [3/19] 5/19 (840544) International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed			Agency Collateralized Mortgage
Security - 0.00%			Obligations (continued)
Fannie Mae Grantor Trust			NCUA Guaranteed Notes Trust
Series 2003-T4 2A5			Series 2011-R2 1A 2.913%
4.691% 9/26/33 •	12,787	$13,950	(LIBOR01M + 0.40%, Cap 8.00%,
Total Agency Asset-Backed Security			Floor 0.40%) 2/6/20 •	881,121	$882,179
(cost $12,684)		13,950	Total Agency Collateralized Mortgage
			Obligations (cost $7,487,069)		7,529,114
Agency Collateralized Mortgage
Obligations - 0.51%			Agency Commercial Mortgage-Backed
Fannie Mae Connecticut Avenue			Securities - 0.35%
Securities			Fannie Mae Multifamily Remic Trust
Series 2016-C03 1M1 4.486%			Series 2015-M12 FA 2.821%
(LIBOR01M + 2.00%) 10/25/28 •	504,132	507,960	(LIBOR01M + 0.34%, Floor 0.34%)
Series 2016-C04 1M1 3.936%			4/25/20 •	289,854	289,485
(LIBOR01M + 1.45%) 1/25/29 •	296,090	297,194	FREMF Mortgage Trust
Series 2017-C01 1M1 3.786%			Series 2011-K15 B 144A
(LIBOR01M + 1.30%) 7/25/29 •	355,406	356,800	4.949% 8/25/44 #•	125,000	130,238
Fannie Mae Grantor Trust			Series 2012-K22 B 144A
Series 2001-T5 A2 6.981% 6/19/41 •	10,527	11,727	3.687% 8/25/45 #•	1,115,000	1,138,969
FDIC Guaranteed Notes Trust			Series 2013-K712 B 144A
Series 2010-S2 1A 144A 2.999%			3.359% 5/25/45 #•	625,000	624,593
(LIBOR01M + 0.50%, Cap 10.00%,			Series 2014-K717 B 144A
Floor 0.45%) 11/29/37 #•	1,440,324	1,438,680	3.63% 11/25/47 #•	635,000	641,713
Freddie Mac REMICs			Series 2014-K717 C 144A
Series 3067 FA 2.834% (LIBOR01M +			3.63% 11/25/47 #•	215,000	216,212
0.35%, Cap 7.00%, Floor 0.35%)			Series 2016-K722 B 144A
11/15/35 •	636,202	635,626	3.841% 7/25/49 #•	535,000	537,500
Series 3800 AF 2.984% (LIBOR01M +			NCUA Guaranteed Notes Trust
0.50%, Cap 7.00%, Floor 0.50%)			Series 2011-C1 2A 3.043%
2/15/41 •	1,240,807	1,247,587	(LIBOR01M + 0.53%, Cap 8.00%,
Freddie Mac Structured Agency Credit			Floor 0.53%) 3/9/21 •	1,560,321	1,559,463
Risk Debt Notes			Total Agency Commercial
Series 2015-DNA3 M2 5.336%			Mortgage-Backed Securities
(LIBOR01M + 2.85%) 4/25/28 •	431,916	442,189	(cost $5,159,963)		5,138,173
Series 2015-HQA1 M2 5.136%
(LIBOR01M + 2.65%) 3/25/28 •	198,652	201,309	Agency Mortgage-Backed
Series 2016-DNA3 M2 4.486%			Securities - 19.23%
(LIBOR01M + 2.00%) 12/25/28 •	252,859	254,909	Fannie Mae ARM
Series 2016-DNA4 M2 3.786%			3.879% (LIBOR12M + 1.754%, Cap
(LIBOR01M + 1.30%, Floor 1.30%)			11.211%) 4/1/36 •	2,682	2,801
3/25/29 •	457,242	459,455	4.24% (LIBOR12M + 1.552%, Cap
Series 2016-HQA2 M2 4.736%			9.623%) 8/1/34 •	4,625	4,805
(LIBOR01M + 2.25%) 11/25/28 •	310,899	315,392	4.31% (LIBOR12M + 1.59%, Cap
Series 2017-DNA3 M2 4.986%			11.212%) 8/1/36 •	6,614	6,994
(LIBOR01M + 2.50%) 3/25/30 •	450,000	460,825	4.358% (LIBOR12M + 1.59%, Cap
Freddie Mac Structured Pass Through			9.808%) 9/1/38 •	171,818	177,932
Certificates			4.413% (LIBOR12M + 1.68%, Cap
Series T-54 2A 6.50% 2/25/43	687	796	11.208%) 6/1/36 •	4,897	5,131
Series T-58 2A 6.50% 9/25/43	14,333	16,486

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed			Agency Mortgage-Backed
Securities (continued)			Securities (continued)
Fannie Mae ARM			GNMA II S. F. 30 yr
4.549% (LIBOR12M + 1.799%, Cap			5.00% 7/20/48	714,132$	748,355
11.328%) 7/1/36 •	8,475	$8,944	5.00% 9/20/48	768,300	806,481
4.563% (LIBOR12M + 1.83%, Cap			5.50% 5/20/37	156,475	166,893
10.159%) 8/1/35 •	1,520	1,596	6.00% 2/20/39	170,249	181,442
4.609% (LIBOR12M + 1.859%, Cap			6.00% 10/20/39	734,236	813,115
10.109%) 7/1/36 •	1,753	1,847	6.00% 2/20/40	754,274	808,981
4.617% (H15T1Y + 2.136%, Cap			6.00% 4/20/46	229,489	251,755
9.925%) 12/1/33 •	4,311	4,593	6.50% 6/20/39	593,067	673,754
Fannie Mae S. F. 30 yr			Total Agency Mortgage-Backed
4.50% 11/1/39	498,076	530,658	Securities (cost $283,295,274)		281,824,537
4.50% 7/1/40	542,134	579,181
			Corporate Bonds - 34.83%
4.50% 8/1/40	127,559	134,756
			Banking - 16.27%
4.50% 8/1/41	1,278,824	1,363,198
			Banco Santander 3.50% 4/11/22	3,800,000	3,839,032
4.50% 10/1/43	1,495,862	1,590,569
			Bank of America
4.50% 10/1/44	102,025	108,210
			3.458% 3/15/25 µ	3,620,000	3,660,460
4.50% 2/1/46	37,819,218	39,982,035
			5.625% 7/1/20	7,475,000	7,740,024
4.50% 3/1/46	9,886,927	10,529,462
			Bank of Montreal 3.10% 4/13/21	3,170,000	3,199,815
4.50% 11/1/47	13,381,045	14,273,086
			Bank of New York Mellon 3.801%
5.00% 6/1/44	1,231,535	1,338,466
5.00% 7/1/47	4,344,240	4,682,422	(LIBOR03M + 1.05%) 10/30/23 •	4,255,000	4,306,921
5.00% 8/1/48	33,449,266	35,874,461	Barclays 8.00%µy	1,105,000	1,131,244
5.00% 9/1/48	18,682,986	19,762,100	BB&T 3.75% 12/6/23	7,405,000	7,691,776
5.00% 12/1/48	29,834,129	31,941,734	Citibank
5.50% 5/1/44	57,709,991	63,489,871	3.165% 2/19/22 µ	8,670,000	8,704,715
5.50% 8/1/48	1,108,322	1,203,114	3.40% 7/23/21	2,170,000	2,199,474
6.00% 6/1/41	2,516,309	2,788,064	Citizens Bank
6.00% 7/1/41	11,622,625	12,883,253	2.45% 12/4/19	5,065,000	5,053,567
6.00% 1/1/42	2,195,165	2,422,162	3.413% (LIBOR03M + 0.72%)
Freddie Mac ARM			2/14/22 •	7,515,000	7,524,683
4.635% (LIBOR12M + 1.885%, Cap			Commonwealth Bank of Australia
10.097%) 7/1/38 •	169,314	178,359	2.40% 11/2/20	8,600,000	8,562,909
4.65% (LIBOR12M + 1.775%, Cap			Compass Bank 2.875% 6/29/22	7,155,000	7,085,858
11.228%) 10/1/37 •	34,437	36,089	Credit Suisse Group
4.68% (LIBOR12M + 1.93%, Cap			144A 4.207% 6/12/24 #µ	2,935,000	3,009,359
			144A 7.25%#µy	2,425,000	2,437,671
10.015%) 8/1/38 •	2,160	2,242
			Credit Suisse Group Funding Guernsey
Freddie Mac S. F. 30 yr
4.50% 5/1/40	3,096,988	3,306,452	3.80% 6/9/23	1,640,000	1,667,262
4.50% 3/1/42	854,542	904,957	Fifth Third Bancorp 3.65% 1/25/24	1,500,000	1,537,790
4.50% 8/1/42	5,894,887	6,268,566	Fifth Third Bank 3.85% 3/15/26	1,190,000	1,213,083
4.50% 12/1/43	324,154	344,360	Goldman Sachs Group 6.00% 6/15/20	7,860,000	8,154,054
4.50% 8/1/44	239,275	253,189	Huntington Bancshares 2.30% 1/14/22	2,670,000	2,631,188
4.50% 7/1/45	1,747,989	1,854,406	Huntington National Bank
5.00% 12/1/44	3,225,839	3,480,514	2.50% 8/7/22	1,400,000	1,387,284
5.50% 6/1/41	2,259,705	2,504,195	3.125% 4/1/22	3,810,000	3,840,622
5.50% 9/1/41	4,006,411	4,453,203	JPMorgan Chase & Co. 4.35% 8/15/21	11,090,000	11,477,257
6.00% 7/1/40	6,507,499	7,167,351	JPMorgan Chase Bank 3.053%
GNMA I S. F. 30 yr			(LIBOR03M + 0.37%) 2/19/21 •	5,875,000	5,882,996
5.50% 2/15/41	294,058	322,070	KeyBank
GNMA II S. F. 30 yr			2.30% 9/14/22	1,245,000	1,228,488
5.00% 9/20/46	567,010	606,363	2.40% 6/9/22	495,000	490,860
			3.18% 5/22/22	940,000	943,566

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Basic Industry (continued)
Kreditanstalt fuer Wiederaufbau			Syngenta Finance
1.00% 7/15/19	35,000,000	$34,856,238	144A 3.933% 4/23/21 #	1,445,000	$1,452,497
Lloyds Banking Group			144A 4.441% 4/24/23 #	3,315,000	3,385,268
2.907% 11/7/23 µ	3,325,000	3,241,507			20,365,388
Manufacturers & Traders Trust			Brokerage - 0.22%
2.05% 8/17/20	4,255,000	4,221,426	Charles Schwab
2.50% 5/18/22	1,445,000	1,436,258	3.25% 5/21/21	1,515,000	1,534,803
Morgan Stanley			3.85% 5/21/25	1,605,000	1,689,335
2.75% 5/19/22	260,000	258,632			3,224,138
3.737% 4/24/24 µ	1,045,000	1,067,043	Capital Goods - 2.12%
3.958% (LIBOR03M + 1.22%)			3M 2.75% 3/1/22	7,855,000	7,925,123
5/8/24•	6,010,000	6,057,468	Allegion US Holding 3.20% 10/1/24	1,500,000	1,452,582
5.50% 1/26/20	4,605,000	4,705,296	General Electric
PNC Bank			2.70% 10/9/22	1,430,000	1,405,146
2.45% 11/5/20	3,635,000	3,622,213	3.113% (LIBOR03M + 0.38%)
2.70% 11/1/22	505,000	503,028	5/5/26 •	305,000	271,364
PNC Financial Services Group			Ingersoll-Rand Luxembourg Finance
3.50% 1/23/24	1,810,000	1,860,598	3.50% 3/21/26	845,000	853,881
Regions Financial			L3 Technologies 3.85% 6/15/23	970,000	1,000,667
2.75% 8/14/22	1,090,000	1,082,508	nVent Finance 3.95% 4/15/23	9,970,000	9,951,983
3.80% 8/14/23	1,975,000	2,032,210	United Technologies
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,109,602	2.30% 5/4/22	6,550,000	6,455,923
Royal Bank of Scotland Group			3.65% 8/16/23	485,000	498,219
3.875% 9/12/23	3,340,000	3,357,044	4.125% 11/16/28	1,170,000	1,220,465
4.269% 3/22/25 µ	925,000	935,178
8.625%µy	2,095,000	2,236,413			31,035,353
Santander UK			Communications - 3.55%
2.125% 11/3/20	3,250,000	3,214,876	American Tower Trust I 144A
144A 5.00% 11/7/23 #	2,050,000	2,103,868	3.07% 3/15/23 #	1,575,000	1,572,609
Toronto-Dominion Bank 2.25% 11/5/19 .	6,935,000	6,919,307	AT&T 3.777% (LIBOR03M + 1.18%)
UBS Group Funding Switzerland			6/12/24 •	5,055,000	5,017,075
144A 2.65% 2/1/22 #	1,795,000	1,780,256	British Telecommunications
144A 3.00% 4/15/21 #	5,915,000	5,915,797	4.50% 12/4/23	3,310,000	3,465,130
6.875%)%µy	390,000	400,541	Comcast 3.417% (LIBOR03M + 0.63%)
US Bancorp			4/15/24 •	6,500,000	6,509,473
2.35% 1/29/21	3,365,000	3,353,702	Crown Castle International
3.375% 2/5/24	2,330,000	2,385,250	5.25% 1/15/23	2,095,000	2,251,697
US Bank			Crown Castle Towers 144A
2.05% 10/23/20	14,455,000	14,345,357	3.663% 5/15/25 #	3,785,000	3,826,948
3.40% 7/24/23	1,340,000	1,374,196	Fox
USB Capital IX 3.807% (LIBOR03M +			144A 3.666% 1/25/22 #	6,580,000	6,714,517
1.02%) y•	2,220,000	1,745,975	144A 4.03% 1/25/24 #	4,025,000	4,178,998
Zions Bancorp			GTP Acquisition Partners I 144A
3.35% 3/4/22	775,000	782,242	2.35% 6/15/20 #	1,080,000	1,068,079
4.50% 6/13/23	1,770,000	1,841,475	SBA Tower Trust 144A
		238,347,462	2.898% 10/15/19 #	1,520,000	1,518,242
Basic Industry - 1.39%			Sprint Spectrum 144A
Dow Chemical 144A 4.55% 11/30/25 #	4,100,000	4,333,033	4.738% 3/20/25 #	1,745,000	1,768,994
DowDuPont 4.205% 11/15/23	8,345,000	8,734,960	Time Warner Entertainment
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,459,630	8.375% 3/15/23	8,635,000	10,111,955

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Electric (continued)
Verizon Communications			NextEra Energy Capital Holdings
2.625% 2/21/20	3,990,000	$3,988,975	3.15% 4/1/24	2,520,000	$2,535,430
		51,992,692	NV Energy 6.25% 11/15/20	2,350,000	2,477,964
Consumer Cyclical - 1.16%					63,513,382
Ford Motor Credit			Energy - 1.37%
3.336% 3/18/21	720,000	709,417	Enbridge Energy Partners
4.14% 2/15/23	4,045,000	3,964,732	4.375% 10/15/20	1,095,000	1,119,344
General Motors Financial			5.20% 3/15/20	225,000	229,936
3.45% 4/10/22	2,145,000	2,146,774	Marathon Oil 2.80% 11/1/22	2,310,000	2,283,370
4.15% 6/19/23	1,290,000	1,303,411	ONEOK 7.50% 9/1/23	4,745,000	5,496,812
5.10% 1/17/24	2,680,000	2,783,772	Sabine Pass Liquefaction
Toyota Motor 3.419% 7/20/23	5,895,000	6,064,786	5.75% 5/15/24	4,505,000	4,969,691
		16,972,892	Schlumberger Holdings 144A
Consumer Non-Cyclical - 2.26%			3.75% 5/1/24 #	5,865,000	5,999,797
Anheuser-Busch 144A 3.65% 2/1/26 #	1,835,000	1,843,454			20,098,950
Becton Dickinson 3.363% 6/6/24	3,000,000	3,005,394	Finance Companies - 0.93%
Cigna			AerCap Ireland Capital DAC
144A 3.677% (LIBOR03M + 0.89%)			4.45% 4/3/26	615,000	617,231
7/15/23 #•	6,130,000	6,103,702	Aviation Capital Group
144A 3.75% 7/15/23 #	1,630,000	1,672,945	144A 2.875% 1/20/22 #	5,430,000	5,351,431
Conagra Brands 4.30% 5/1/24	2,230,000	2,312,370	144A 4.375% 1/30/24 #	335,000	341,724
CVS Health 3.35% 3/9/21	4,795,000	4,835,869	International Lease Finance
Keurig Dr Pepper 144A			8.625% 1/15/22	6,480,000	7,364,845
3.551% 5/25/21 #	2,550,000	2,578,734			13,675,231
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,773,334
			Insurance - 0.33%
Shire Acquisitions Investments Ireland
			AXA Equitable Holdings 3.90% 4/20/23	1,985,000	2,035,426
1.90% 9/23/19	5,675,000	5,651,122	Swiss Re Finance Luxembourg 144A
UnitedHealth Group 3.50% 2/15/24	1,225,000	1,262,666
			5.00% 4/2/49 #µ	800,000	811,595
		33,039,590	Willis North America 3.60% 5/15/24	1,965,000	1,979,693
Electric - 4.33%					4,826,714
AEP Texas 2.40% 10/1/22	5,720,000	5,644,415
			Natural Gas - 0.12%
Arizona Public Service 2.20% 1/15/20	8,255,000	8,224,192
			NiSource 5.65%µy	1,850,000	1,808,375
CenterPoint Energy
3.85% 2/1/24	2,970,000	3,032,026			1,808,375
6.125%µy	2,000,000	2,033,670	Technology - 0.78%
Cleveland Electric Illuminating			Analog Devices 2.95% 1/12/21	625,000	627,105
5.50% 8/15/24	5,210,000	5,715,867	Microchip Technology
DTE Energy 2.40% 12/1/19	2,350,000	2,336,057	144A 3.922% 6/1/21 #	1,240,000	1,251,575
Duke Energy 1.80% 9/1/21	3,140,000	3,066,204	144A 4.333% 6/1/23 #	2,250,000	2,301,028
Entergy 4.00% 7/15/22	3,797,000	3,903,941	NXP 144A 4.875% 3/1/24 #	6,825,000	7,210,408
Entergy Louisiana 4.05% 9/1/23	480,000	501,432			11,390,116
Exelon 2.85% 6/15/20	3,500,000	3,497,213	Total Corporate Bonds
Exelon Generation 4.25% 6/15/22	1,675,000	1,738,762	(cost $509,282,036)		510,290,283
Fortis 2.10% 10/4/21	3,715,000	3,636,298
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,769,476	Non-Agency Asset-Backed
ITC Holdings 2.70% 11/15/22	7,410,000	7,283,285	Securities - 28.36%
National Rural Utilities Cooperative			American Express Credit Account Master
Finance 5.25% 4/20/46 µ	1,000,000	1,004,418	Trust
Nevada Power 2.75% 4/15/20	2,110,000	2,112,732	Series 2017-2 A 2.934% (LIBOR01M +
			0.45%) 9/16/24 •	10,260,000	10,304,731

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Asset-Backed
Securities (continued)			Securities (continued)
American Express Credit Account Master			Citibank Credit Card Issuance Trust
Trust			Series 2016-A3 A3 2.971%
Series 2017-5 A 2.864% (LIBOR01M +			(LIBOR01M + 0.49%) 12/7/23 •	15,395,000	$15,500,174
0.38%) 2/18/25 •	2,425,000	$2,431,966	Series 2017-A5 A5 3.111%
Series 2017-8 A 2.604% (LIBOR01M +			(LIBOR01M + 0.62%, Floor 0.62%)
0.12%, Floor 0.12%) 5/16/22 •	3,920,000	3,921,544	4/22/26•	1,000,000	1,004,694
Series 2018-5 A 2.824% (LIBOR01M +			Series 2017-A7 A7 2.862%
0.34%) 12/15/25 •	13,040,000	12,993,099	(LIBOR01M + 0.37%) 8/8/24 •	19,325,000	19,344,306
Series 2018-7 A 2.844% (LIBOR01M +			Series 2017-A9 A9 1.80% 9/20/21	1,500,000	1,494,079
0.36%) 2/17/26 •	7,000,000	6,965,738	Series 2018-A2 A2 2.818%
Series 2018-9 A 2.864% (LIBOR01M +			(LIBOR01M + 0.33%) 1/20/25 •	10,455,000	10,440,373
0.38%) 4/15/26 •	6,000,000	5,982,121	Series 2018-A4 A4 2.821%
ARI Fleet Lease Trust			(LIBOR01M + 0.34%) 6/7/25 •	1,990,000	1,981,218
Series 2018-B A2 144A			CNH Equipment Trust
3.22% 8/16/27 #	8,000,000	8,036,004	Series 2019-A A2 2.96% 5/16/22	5,600,000	5,609,861
BA Credit Card Trust			Discover Card Execution Note Trust
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,279,750	Series 2017-A1 A1 2.974%
Series 2018-A3 A3 3.10% 12/15/23	2,350,000	2,378,572	(LIBOR01M + 0.49%) 7/15/24 •	14,770,000	14,858,608
Barclays Dryrock Issuance Trust			Series 2017-A5 A5 3.084%
Series 2017-1 A 2.814% (LIBOR01M +			(LIBOR01M + 0.60%) 12/15/26 •	5,000,000	5,007,000
0.33%, Floor 0.33%) 3/15/23 •	6,410,000	6,419,175	Series 2017-A7 A7 2.844%
BMW Floorplan Master Owner Trust			(LIBOR01M + 0.36%) 4/15/25 •	10,490,000	10,479,543
Series 2018-1 A2 144A 2.804%			Series 2018-A2 A2 2.814%
(LIBOR01M + 0.32%) 5/15/23 #•	2,200,000	2,199,489	(LIBOR01M + 0.33%) 8/15/25 •	9,375,000	9,350,637
Cabela’s Credit Card Master Note Trust			Series 2018-A3 A3 2.714%
Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,778,303	(LIBOR01M + 0.23%, Floor 0.23%)
Series 2016-1 A1 1.78% 6/15/22	6,684,000	6,670,254	12/15/23•	6,920,000	6,915,863
CARDS II Trust			Enterprise Fleet Financing
Series 2017-1A A 144A 2.854%			Series 2017-2 A2 144A
(LIBOR01M + 0.37%) 4/18/22 #•	1,230,000	1,230,000	1.97% 1/20/23 #	6,401,656	6,372,386
CarMax Auto Owner Trust			Ford Credit Auto Lease Trust
Series 2018-1 A2B 2.634%			Series 2018-A A2A 2.71% 12/15/20	8,314,966	8,314,175
(LIBOR01M + 0.15%) 5/17/21 •	2,010,678	2,010,285	Ford Credit Auto Owner Trust
Chase Issuance Trust			Series 2015-A C 2.20% 11/15/20	6,000,000	5,991,886
Series 2015-A4 A4 1.84% 4/15/22	7,895,000	7,835,785	Series 2017-A A3 1.67% 6/15/21	4,684,002	4,658,802
Series 2016-A3 A3 3.034%			Ford Credit Floorplan Master Owner
(LIBOR01M + 0.55%) 6/15/23 •	15,735,000	15,847,192	Trust A
Series 2017-A1 A 2.784% (LIBOR01M			Series 2015-2 A2 3.054% (LIBOR01M
+ 0.30%) 1/15/22 •	3,440,000	3,444,673	+ 0.57%, Floor 0.57%) 1/15/22 •	26,374,000	26,444,250
Series 2017-A2 A 2.884% (LIBOR01M			Series 2017-1 A2 2.904% (LIBOR01M
+ 0.40%) 3/15/24 •	4,555,000	4,570,896	+ 0.42%) 5/15/22 •	425,000	425,517
Series 2018-A1 A1 2.684%			Series 2017-2 A2 2.834% (LIBOR01M
(LIBOR01M + 0.20%) 4/17/23 •	3,040,000	3,038,180	+ 0.35%, Floor 0.62%) 9/15/22 •	17,200,000	17,206,859
Chesapeake Funding II			Series 2018-1 A2 2.764% (LIBOR01M
Series 2017-2A A2 144A 2.934%			+ 0.28%) 5/15/23 •	1,225,000	1,223,875
(LIBOR01M + 0.45%, Floor 0.45%)			Series 2018-3 A1 3.52% 10/15/23	3,900,000	3,973,556
5/15/29#•	2,054,289	2,053,529	GMF Floorplan Owner Revolving Trust
Series 2017-4A A2 144A 2.824%			Series 2017-1 A1 144A
(LIBOR01M + 0.34%) 11/15/29 #•	3,614,872	3,610,557	2.22% 1/18/22 #	2,150,000	2,139,822

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Asset-Backed
Securities (continued)			Securities (continued)
GMF Floorplan Owner Revolving Trust			PFS Financing
Series 2017-1 A2 144A 3.054%			Series 2018-C A 144A 2.964%
(LIBOR01M + 0.57%) 1/18/22 #•	500,000	$500,840	(LIBOR01M + 0.48%) 4/15/22 #•	2,900,000	$2,900,142
Great American Auto Leasing			Series 2018-E A 144A 2.934%
Series 2019-1 A2 144A			(LIBOR01M + 0.45%) 10/15/22 #•	3,090,000	3,090,315
2.97% 6/15/21 #	4,500,000	4,509,156	Popular ABS Mortgage Pass Through
HOA Funding			Trust
Series 2014-1A A2 144A			Series 2006-C A4 2.736% (LIBOR01M
4.846% 8/20/44 #	332,150	330,463	+ 0.25%, Cap 14.00%, Floor 0.25%)
Hyundai Auto Lease Securitization Trust			7/25/36•	692,194	687,311
Series 2017-C A3 144A			Tesla Auto Lease Trust
2.12% 2/16/21 #	2,500,000	2,491,376	Series 2018-B A 144A
Series 2018-A A3 144A			3.71% 8/20/21 #	4,508,150	4,559,603
2.81% 4/15/21 #	1,300,000	1,301,309	Towd Point Mortgage Trust
Invitation Homes Trust			Series 2015-5 A1B 144A
Series 2018-SFR1 A 144A 3.182%			2.75% 5/25/55 #•	478,158	473,533
(LIBOR01M + 0.70%) 3/17/37 #•	3,390,447	3,344,578	Series 2015-6 A1B 144A
Mercedes-Benz Auto Lease Trust			2.75% 4/25/55 #•	555,543	549,689
Series 2018-B A2 3.04% 12/15/20	3,670,000	3,675,575	Toyota Auto Receivables Owner Trust
Mercedes-Benz Master Owner Trust			Series 2018-A A2B 2.554%
Series 2016-BA A 144A 3.184%			(LIBOR01M + 0.07%) 10/15/20 •	3,368,818	3,367,763
(LIBOR01M + 0.70%, Floor 0.75%)			Series 2018-C A2B 2.604%
5/17/21#•	2,280,000	2,281,323	(LIBOR01M + 0.12%) 8/16/21 •	2,500,000	2,500,226
Series 2017-AA A 144A 2.784%			Trafigura Securitisation Finance
(LIBOR01M + 0.30%) 5/16/21 #•	1,000,000	1,000,155	Series 2017-1A A1 144A 3.334%
Series 2017-BA A 144A 2.904%			(LIBOR01M + 0.85%) 12/15/20 #•	7,415,000	7,443,422
(LIBOR01M + 0.42%) 5/16/22 #•	7,080,000	7,090,098	Series 2018-1A A1 144A 3.214%
Series 2018-BA A 144A 2.824%			(LIBOR01M + 0.73%) 3/15/22 #•	250,000	250,059
(LIBOR01M + 0.34%) 5/15/23 #•	2,400,000	2,400,502	Verizon Owner Trust
MMAF Equipment Finance			Series 2016-2A A 144A
Series 2015-AA A5 144A			1.68% 5/20/21 #	5,364,702	5,345,346
2.49% 2/19/36 #	1,595,000	1,591,730	Series 2017-1A A 144A
Navistar Financial Dealer Note Master			2.06% 9/20/21 #	4,780,000	4,765,173
Owner Trust II			Series 2017-3A A1B 144A 2.758%
Series 2017-1 A 144A 3.266%			(LIBOR01M + 0.27%) 4/20/22 #•	9,825,000	9,829,862
(LIBOR01M + 0.78%) 6/27/22 #•	1,900,000	1,902,415	Series 2018-1A A1B 144A 2.748%
Series 2018-1 A 144A 3.116%			(LIBOR01M + 0.26%) 9/20/22 #•	5,070,000	5,071,524
(LIBOR01M + 0.63%, Floor 0.63%)			Series 2019-A A1A 2.93% 9/20/23	3,445,000	3,471,075
9/25/23#•	600,000	600,893	Volkswagen Auto Loan Enhanced Trust
Nissan Master Owner Trust Receivables			Series 2018-1 A2B 2.668%
Series 2016-A A1 3.124% (LIBOR01M			(LIBOR01M + 0.18%) 7/20/21 •	1,032,842	1,033,072
+ 0.64%, Floor 0.65%) 6/15/21 •	2,790,000	2,792,218	Volvo Financial Equipment Master Owner
Series 2017-B A 2.914% (LIBOR01M +			Trust
0.43%) 4/18/22 •	2,170,000	2,173,437	Series 2017-A A 144A 2.984%
Series 2017-C A 2.804% (LIBOR01M +			(LIBOR01M + 0.50%) 11/15/22 #•	15,000,000	15,035,853
0.32%) 10/17/22 •	3,720,000	3,721,858
PFS Financing
Series 2018-A A 144A 2.884%
(LIBOR01M + 0.40%) 2/15/22 #•	610,000	609,886

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Supranational Banks (continued)
Securities (continued)			Inter-American Development Bank
Wheels SPV 2			2.493% (LIBOR01M + 0.00%)
Series 2018-1A A2 144A			10/9/20•	10,530,000	10,526,143
3.06% 4/20/27 #	3,145,000	$3,147,674	Total Supranational Banks
Total Non-Agency Asset-Backed			(cost $44,357,912)		44,416,585
Securities
			US Treasury Obligations - 5.09%
(cost $415,657,009)		415,578,781
			US Treasury Notes
Non-Agency Collateralized Mortgage			2.50% 1/31/24	2,895,000	2,930,452
Obligations - 0.44%			2.50% 1/31/21	350,000	351,326
Banc of America Alternative Loan Trust			2.625% 2/15/29	69,920,000	71,289,719
Series 2005-6 7A1 5.50% 7/25/20	3,463	3,145	Total US Treasury Obligations
Galton Funding Mortgage Trust			(cost $73,931,865)		74,571,497
Series 2018-1 A43 144A
3.50% 11/25/57 #•	517,901	518,724		Number of
JPMorgan Mortgage Trust				shares
Series 2014-IVR6 2A4 144A			Preferred Stock - 0.19%
2.50% 7/25/44 #•	650,000	650,055	Morgan Stanley 5.55% µ	2,500,000	2,544,513
Sequoia Mortgage Trust			USB Realty 144A 3.93% (LIBOR03M +
Series 2014-2 A4 144A			1.147%)#•	200,000	172,295
3.50% 7/25/44 #•	354,819	356,619	Total Preferred Stock
Series 2017-4 A1 144A			(cost $2,655,000)		2,716,808
3.50% 7/25/47 #•	473,088	472,764
Silverstone Master Issuer			Short-Term Investments - 6.67%
Series 2018-1A 1A 144A 3.166%			Money Market Mutual Fund - 2.11%
(LIBOR03M + 0.39%) 1/21/70 #•	4,400,000	4,380,838	BlackRock FedFund - Institutional
Total Non-Agency Collateralized			Shares (seven-day effective yield
Mortgage Obligations			2.36%)	6,182,050	6,182,050
			Fidelity Investments Money Market
(cost $6,396,812)		6,382,145
			Government Portfolio - Class I
Non-Agency Commercial			(seven-day effective yield 2.31%)	6,182,050	6,182,050
Mortgage-Backed Security - 0.03%			GS Financial Square Government Fund -
LB-UBS Commercial Mortgage Trust			Institutional Shares (seven-day
Series 2006-C6 AJ 5.452% 9/15/39 •	692,673	478,169	effective yield 2.32%)	6,182,050	6,182,050
Total Non-Agency Commercial			Morgan Stanley Government Portfolio -
Mortgage-Backed Security			Institutional Share Class (seven-day
(cost $734,564)		478,169	effective yield 2.33%)	6,182,050	6,182,050
			State Street Institutional US Government
Sovereign Bond - 0.96%			Money Market Fund - Investor Class
Japan - 0.96%			(seven-day effective yield 2.31%)	6,182,050	6,182,050
Japan Bank for International Cooperation					30,910,250
3.221% (LIBOR03M + 0.57%)
				Principal
2/24/20•	14,030,000	14,092,926
				amount°
Total Sovereign Bond			US Treasury Obligations - 4.56% `
(cost $14,136,025)		14,092,926	0.875% 7/31/19	38,885,000	38,681,460
Supranational Banks - 3.03%			1.00% 8/31/19	6,575,000	6,535,704
Council of Europe Development Bank			1.25% 4/30/19	21,675,000	21,663,079
1.50% 5/17/19	14,640,000	14,619,047			66,880,243
European Investment Bank			Total Short-Term Investments
1.25% 5/15/19	19,300,000	19,271,395	(cost $97,677,216)		97,790,493

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

Total Value of Securities - 99.69%
(cost $1,460,783,429)	$1,460,823,461
Receivables and Other Assets Net of Liabilities - 0.31%	4,487,494
Net Assets Applicable to 151,846,107 Shares Outstanding - 100.00%	$1,465,310,955

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $212,330,065, which represents 14.49% of the Fund’s net assets.
PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
related to the rescheduling of obligations and the exchange of certain notes.
Includes $2,643,957 cash collateral held at broker for swap contracts as of March 31, 2019.
` The rate shown is the effective yield at the time of purchase.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following swap contract was outstanding at March 31, 2019:

Swap Contract
CDS Contract[1]
Reference Obligation/		Annual		Upfront		Variation Margin
Termination Date/	Notional	Protection		Payments	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]	(Due to) Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 32[4] 6/20/24 - Quarterly	27,000,000	5.00%	$(1,794,676)	$(1,595,054)	$(199,622)	$(107,133)

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $44,625.

4Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
BA - Bank of America
CDS - Credit Default Swap
CDX.NA.HY - Credit Default Swap Index North America High Yield
FDIC - Federal Deposit Insurance Corporation
FREMF - Freddie Mac Multifamily
GNMA - Government National Mortgage Association
GS - Goldman Sachs
H15T1Y - US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE - Intercontinental Exchange
LB - Lehman Brothers
LIBOR - London Interbank Exchange
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 1 Year
NCUA - National Credit Union Administration
REMIC - Real Estate Mortgage Investment Conduit
S.F. - Single Family
USD - US Dollar
yr-Year

NQ-VIP- 862 [3/19] 5/19 (840658) Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.70%			Common Stock (continued)
Diversified REITs - 2.54%			Multifamily REITs (continued)
Cousins Properties	542,800	$5,243,448	UDR	304,950	$13,863,027
Vornado Realty Trust	79,593	5,367,752			87,317,184
		10,611,200	Office REITs - 8.24%
Healthcare - 4.57%			Boston Properties	94,440	12,643,627
Brookdale Senior Living †	2,906,145	19,122,434	Columbia Property Trust	160,375	3,610,041
		19,122,434	Hudson Pacific Properties	171,025	5,886,681
Healthcare REITs - 9.83%			Kilroy Realty	87,550	6,650,298
HCP	377,850	11,826,705	VEREIT	677,600	5,671,512
Omega Healthcare Investors	114,800	4,379,620			34,462,159
Physicians Realty Trust	141,125	2,654,561	Self-Storage REITs - 4.66%
Welltower	286,750	22,251,800	CubeSmart	206,625	6,620,265
		41,112,686	Extra Space Storage	80,850	8,239,423
Hotel REITs - 5.34%			Public Storage	21,211	4,619,332
Host Hotels & Resorts	413,118	7,807,930			19,479,020
MGM Growth Properties Class A	124,225	4,006,256	Shopping Center REITs - 4.34%
Park Hotels & Resorts	248,875	7,735,035	Kimco Realty	207,675	3,841,987
RLJ Lodging Trust	158,825	2,790,555	Regency Centers	135,135	9,120,261
		22,339,776	Retail Properties of America Class A	142,675	1,739,208
Industrial REITs - 9.71%			SITE Centers	253,237	3,449,088
Duke Realty	230,825	7,058,629			18,150,544
Prologis	364,520	26,227,214	Single Tenant REITs - 4.75%
Rexford Industrial Realty	204,525	7,324,040	National Retail Properties	146,186	8,097,243
		40,609,883	STORE Capital	351,925	11,789,488
Information Technology REITs - 7.41%					19,886,731
American Tower	26,425	5,207,311	Specialty REITs - 4.30%
Digital Realty Trust	35,525	4,227,475	Cushman & Wakefield †	410,950	7,314,910
Equinix	38,150	17,288,054	EPR Properties	48,700	3,745,030
SBA Communications †	21,425	4,277,715	Invitation Homes	285,419	6,944,244
		31,000,555			18,004,184
Mall REITs - 5.90%			Total Common Stock
Simon Property Group	135,553	24,699,112	(cost $379,030,331)		412,814,477
		24,699,112
Manufactured Housing REITs - 5.09%			Short-Term Investments - 0.82%
Equity LifeStyle Properties	84,328	9,638,690	Money Market Mutual Funds - 0.82%
Sun Communities	98,150	11,632,738	BlackRock FedFund - Institutional
		21,271,428	Shares (seven-day effective yield
			2.36%)	686,513	686,513
Mixed REIT - 1.14%			Fidelity Investments Money Market
Liberty Property Trust	98,050	4,747,581
			Government Portfolio - Class I
		4,747,581
			(seven-day effective yield 2.31%)	686,513	686,513
Multifamily REITs - 20.88%			GS Financial Square Government Fund -
Apartment Investment & Management			Institutional Shares (seven-day
Class A	239,792	12,059,140	effective yield 2.32%)	686,513	686,513
AvalonBay Communities	98,914	19,855,007	Morgan Stanley Government Portfolio -
Camden Property Trust	160,925	16,333,887	Institutional Share Class (seven-day
Equity Residential	253,450	19,089,854
Essex Property Trust	21,146	6,116,269	effective yield 2.33%)	686,513	686,513

NQ-VIP- 880 [3/19] 5/19 (840450) REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government
Money Market Fund - Investor Class
(seven-day effective yield 2.31%)	686,513	$686,513
Total Short-Term Investments
(cost $3,432,565)		3,432,565

Total Value of Securities - 99.52%
(cost $382,462,896)			416,247,042
Receivables and Other Assets Net of Liabilities - 0.48%			2,027,257
Net Assets Applicable to 30,667,117 Shares Outstanding - 100.00%			$418,274,299

† Non-income producing security.
REIT - Real Estate Investment Trust

NQ-VIP- 880 [3/19] 5/19 (840450) REIT Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.08% G			Common Stock G (continued)
Basic Industry - 6.21%			Energy (continued)
Berry Global Group †	368,200	$ 19,834,934	KLX Energy Services Holdings †	53,920	$ 1,355,549
HB Fuller	271,900	13,225,216	Oasis Petroleum †	970,100	5,859,404
Louisiana-Pacific	403,500	9,837,330	Patterson-UTI Energy	840,100	11,778,202
Olin	828,400	19,169,176	Rowan Class A †	688,900	7,433,231
Trinseo	257,600	11,669,280	SM Energy	624,500	10,922,505
		73,735,936	Whiting Petroleum †	142,525	3,725,604
Business Services - 0.87%					65,343,396
Deluxe	118,800	5,193,936	Financial Services - 28.28%
WESCO International †	98,100	5,200,281	American Equity Investment Life
		10,394,217	Holding	514,700	13,907,194
Capital Spending - 8.52%			Bank of Hawaii	55,400	4,369,398
Altra Industrial Motion	382,470	11,875,693	Bank of NT Butterfield & Son	171,100	6,139,068
Atkore International Group †	418,300	9,005,999	Boston Private Financial Holdings	515,100	5,645,496
EnPro Industries	92,537	5,964,010	Community Bank System	171,000	10,220,670
H&E Equipment Services	314,300	7,892,073	East West Bancorp	623,836	29,925,413
ITT	393,400	22,817,200	First Financial Bancorp	557,200	13,406,232
MasTec †	600,446	28,881,453	First Hawaiian	523,500	13,637,175
Primoris Services	383,600	7,932,848	First Interstate BancSystem Class A	293,000	11,667,260
Rexnord †	272,100	6,840,594	First Midwest Bancorp	547,300	11,197,758
		101,209,870	FNB	1,393,100	14,766,860
			Great Western Bancorp	468,600	14,803,074
Consumer Cyclical - 3.25%			Hancock Whitney	573,000	23,149,200
Barnes Group	205,400	10,559,614	Hanover Insurance Group	129,000	14,727,930
Knoll	382,893	7,240,507	Legg Mason	251,800	6,891,766
Meritage Homes †	376,800	16,846,728	Main Street Capital (BDC)	182,400	6,785,280
Standard Motor Products	79,901	3,923,139	NBT Bancorp	295,900	10,655,359
		38,569,988	Prosperity Bancshares	202,000	13,950,120
Consumer Services - 9.80%			S&T Bancorp	203,942	8,061,827
Asbury Automotive Group †	84,600	5,867,856	Selective Insurance Group	324,390	20,527,399
Cable One	12,300	12,070,974	Stifel Financial	385,000	20,312,600
Caleres	281,400	6,947,766	Umpqua Holdings	911,900	15,046,350
Cheesecake Factory	178,700	8,742,004	Valley National Bancorp	1,409,500	13,503,010
Choice Hotels International	180,000	13,993,200	Webster Financial	420,200	21,291,534
Cinemark Holdings	293,513	11,737,585	WesBanco	286,500	11,388,375
Cracker Barrel Old Country Store	46,400	7,498,704			335,976,348
International Speedway Class A	175,500	7,657,065	Healthcare - 3.44%
Meredith	133,750	7,391,025	Avanos Medical †	217,900	9,299,972
Steven Madden	261,050	8,833,932	Catalent †	233,300	9,469,647
Texas Roadhouse	94,700	5,889,393	Service Corp. International	201,000	8,070,150
UniFirst	77,500	11,896,250	STERIS	109,298	13,993,423
Wolverine World Wide	219,300	7,835,589
					40,833,192
		116,361,343
			Real Estate - 8.54%
Consumer Staples - 2.83%			Brandywine Realty Trust	891,833	14,144,471
Core-Mark Holding	204,569	7,595,647	Healthcare Realty Trust	187,500	6,020,625
J&J Snack Foods	67,400	10,705,816	Highwoods Properties	275,500	12,887,890
Performance Food Group †	85,249	3,379,270	Lexington Realty Trust	1,075,100	9,740,406
Scotts Miracle-Gro	94,900	7,457,242	Life Storage	111,300	10,826,151
Spectrum Brands Holdings	82,600	4,524,828	Outfront Media	720,200	16,852,680
		33,662,803	RPT Realty	586,200	7,040,262
Energy - 5.50%			Spirit Realty Capital	128,000	5,085,440
Delek US Holdings	297,800	10,845,876	Summit Hotel Properties	693,700	7,915,117
Dril-Quip †	138,700	6,359,395
Helix Energy Solutions Group †	893,000	7,063,630

NQ-VIP- 884 [3/19] 5/19 (840669) Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock G (continued)			Common Stock G (continued)
Real Estate (continued)			Utilities - 4.51%
Washington Real Estate Investment			ALLETE	128,800	$10,591,224
Trust	384,400	$10,909,272	Black Hills	212,400	15,732,468
		101,422,314	El Paso Electric	197,700	11,628,714
Technology - 13.40%			Southwest Gas Holdings	189,700	15,604,722
Cirrus Logic †	154,000	6,478,780			53,557,128
Coherent †	41,600	5,895,552	Total Common Stock
CommScope Holding †	371,845	8,080,192	(cost $881,493,567)		1,153,253,804
Flex †	833,200	8,332,000
MaxLinear †	315,300	8,049,609
NCR †	328,399	8,962,009	Short-Term Investments - 2.57%
NetScout Systems †	246,163	6,909,795	Money Market Mutual Funds - 2.57%
ON Semiconductor †	645,700	13,282,049	BlackRock FedFund - Institutional
Synopsys †	222,400	25,609,360	Shares (seven-day effective yield
Tech Data †	175,829	18,006,648	2.36%)	6,096,203	6,096,203
Teradyne	407,000	16,214,880	Fidelity Investments Money Market
Tower Semiconductor †	458,900	7,599,384	Government Portfolio - Class I
TTM Technologies †	538,312	6,314,400	(seven-day effective yield 2.31%)	6,096,203	6,096,203
Viavi Solutions †	548,400	6,789,192	GS Financial Square Government Fund -
Vishay Intertechnology	688,600	12,718,442
			Institutional Shares (seven-day
		159,242,292
			effective yield 2.32%)	6,096,203	6,096,203
Transportation - 1.93%			Morgan Stanley Government Portfolio -
Kirby †	74,200	5,573,162	Institutional Share Class (seven-day
Saia †	95,850	5,856,435	effective yield 2.33%)	6,096,203	6,096,203
Werner Enterprises	337,200	11,515,380	State Street Institutional US Government
		22,944,977	Money Market Fund - Investor Class
			(seven-day effective yield 2.31%)	6,096,203	6,096,203
			Total Short-Term Investments
			(cost $30,481,015)		30,481,015

Total Value of Securities - 99.65%
(cost $911,974,582)					1,183,734,819
Receivables and Other Assets Net of Liabilities - 0.35%					4,165,458
Net Assets Applicable to 32,134,313 Shares Outstanding - 100.00%					$1,187,900,277

G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-income producing security.

Summary of abbreviations:
BDC - Business Development Corporation

NQ-VIP- 884 [3/19] 5/19 (840669) Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.08%			Common Stock (continued)
Basic Materials - 8.69%			Consumer Services (continued)
Balchem	55,657	$ 5,164,970	Hawaiian Holdings	42,929	$ 1,126,886
Continental Building Products †	238,512	5,912,712	Jack in the Box	44,150	3,578,799
Eastman Chemical	72,261	5,483,165			10,099,064
Huntsman	285,770	6,426,967	Consumer Staples - 1.56%
Kaiser Aluminum	50,245	5,262,159	Casey’s General Stores	41,560	5,351,681
Minerals Technologies	92,772	5,454,066	J&J Snack Foods	26,478	4,205,766
Neenah	89,653	5,770,067			9,557,447
Reliance Steel & Aluminum	94,593	8,537,964
Worthington Industries	137,900	5,146,428	Credit Cyclicals - 1.61%
		53,158,498	BorgWarner	113,675	4,366,257
			Tenneco Class A	109,339	2,422,952
Business Services - 3.71%			Toll Brothers	85,200	3,084,240
ABM Industries	127,350	4,629,173			9,873,449
Aramark	208,074	6,148,587
ASGN †	70,185	4,456,046	Energy - 3.40%
US Ecology	74,325	4,160,714	Carrizo Oil & Gas †	185,417	2,312,150
WageWorks †	88,015	3,323,446	Diamondback Energy	73,342	7,446,413
		22,717,966	Parsley Energy Class A †	219,052	4,227,704
			Patterson-UTI Energy	175,903	2,466,160
Capital Goods - 11.25%			SRC Energy †	146,478	749,967
Barnes Group	86,019	4,422,237	US Silica Holdings	206,139	3,578,573
Belden	80,400	4,317,480			20,780,967
BWX Technologies	65,825	3,263,603
Columbus McKinnon	35,225	1,209,979	Financial Services - 14.43%
ESCO Technologies	65,328	4,378,936	CenterState Bank	166,600	3,966,746
Federal Signal	65,600	1,704,944	East West Bancorp	114,366	5,486,137
Gates Industrial †	136,500	1,957,410	Essent Group †	156,208	6,787,238
Graco	77,209	3,823,390	Evercore Class A	23,050	2,097,550
Granite Construction	96,543	4,165,830	First Financial Bancorp	144,215	3,469,813
Jacobs Engineering Group	50,400	3,789,576	Great Western Bancorp	139,362	4,402,446
Kadant	73,800	6,491,448	Independent Bank Group	79,250	4,064,733
Lincoln Electric Holdings	66,485	5,576,097	MGIC Investment †	565,390	7,457,494
MasTec †	52,475	2,524,047	Primerica	51,889	6,338,241
Oshkosh	61,350	4,609,225	Prosperity Bancshares	36,742	2,537,403
Quanta Services	94,075	3,550,391	Reinsurance Group of America	48,985	6,954,890
Spirit AeroSystems Holdings Class A	44,175	4,043,338	Selective Insurance Group	81,404	5,151,245
Tetra Tech	21,975	1,309,490	Sterling Bancorp	230,403	4,292,408
United Rentals †	34,250	3,913,063	Stifel Financial	131,454	6,935,513
Woodward	39,725	3,769,505	Umpqua Holdings	239,555	3,952,657
		68,819,989	Valley National Bancorp	411,400	3,941,212
			Webster Financial	74,739	3,787,025
Communications Services - 0.96%			Western Alliance Bancorp †	89,547	3,675,009
InterXion Holding †	88,013	5,873,107	WSFS Financial	77,261	2,982,275
		5,873,107			88,280,035
Consumer Discretionary - 4.03%			Healthcare - 13.74%
American Eagle Outfitters	244,750	5,426,107	Alkermes †	106,402	3,882,609
Five Below †	52,401	6,510,824	Array BioPharma †	120,775	2,944,495
Malibu Boats Class A †	119,266	4,720,548	Bio-Techne	33,875	6,725,881
Steven Madden	235,454	7,967,763	Catalent †	142,770	5,795,034
		24,625,242	DexCom †	53,584	6,381,854
Consumer Services - 1.65%			Encompass Health	102,814	6,004,338
Cheesecake Factory	71,903	3,517,495	Exact Sciences †	79,118	6,853,201
Chuy’s Holdings †	82,384	1,875,884	ICON (Ireland) †	42,101	5,750,155

NQ-VIP-874 [3/19] 5/19 (840466) Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Healthcare (continued)			Technology (continued)
Ligand Pharmaceuticals Class B †	41,779	$5,252,038	NETGEAR †	68,767	$2,277,563
Medicines †	154,127	4,307,850	Paycom Software †	37,127	7,021,830
Neurocrine Biosciences †	85,845	7,562,945	Proofpoint †	66,204	8,039,152
Repligen †	37,000	2,185,960	PTC †	65,049	5,996,217
Supernus Pharmaceuticals †	71,500	2,505,360	Semtech †	102,886	5,237,926
Ultragenyx Pharmaceutical †	52,475	3,639,666	SS&C Technologies Holdings	110,976	7,068,061
WellCare Health Plans †	23,512	6,342,362	SYNNEX	13,579	1,295,301
West Pharmaceutical Services	53,101	5,851,730	Tyler Technologies †	32,633	6,670,185
Wright Medical Group †	67,175	2,112,654	WNS Holdings ADR †	147,301	7,846,724
		84,098,132	Yelp †	85,581	2,952,545
Media - 1.12%					101,297,412
Cinemark Holdings	83,599	3,343,124	Transportation - 1.82%
Interpublic Group of Companies	166,428	3,496,652	Genesee & Wyoming Class A †	67,787	5,906,959
		6,839,776	Knight-Swift Transportation Holdings	160,500	5,245,140
Real Estate Investment Trusts - 9.22%					11,152,099
Apartment Investment & Management			Utilities - 4.34%
Class A	114,465	5,756,445	NorthWestern	135,116	9,513,518
Brixmor Property Group	277,177	5,091,741	South Jersey Industries	225,014	7,216,199
Camden Property Trust	54,050	5,486,075	Spire	119,651	9,846,081
Cousins Properties	289,250	2,794,155			26,575,798
EastGroup Properties	39,900	4,454,436	Total Common Stock
EPR Properties	66,076	5,081,244	(cost $547,727,822)		600,180,906
Equity Commonwealth	108,600	3,550,134
First Industrial Realty Trust	146,685	5,186,782	Short-Term Investments - 1.64%
Kite Realty Group Trust	350,285	5,601,057	Money Market Mutual Funds - 1.64%
Mack-Cali Realty	175,750	3,901,650	BlackRock FedFund - Institutional
Pebblebrook Hotel Trust	146,447	4,548,644	Shares (seven-day effective yield
RPT Realty	414,618	4,979,562	2.36%)	2,001,027	2,001,027
		56,431,925	Fidelity Investments Money Market
Technology - 16.55%			Government Portfolio - Class I
Arlo Technologies †	73,099	301,899	(seven-day effective yield 2.31%)	2,001,027	2,001,027
Blackbaud	30,555	2,436,150	GS Financial Square Government Fund -
Brooks Automation	136,250	3,996,213	Institutional Shares (seven-day
ExlService Holdings †	78,016	4,682,520	effective yield 2.32%)	2,001,027	2,001,027
GrubHub †	65,656	4,561,122	Morgan Stanley Government Portfolio -
Guidewire Software †	66,729	6,483,390	Institutional Share Class (seven-day
II-VI †	97,243	3,621,329
			effective yield 2.33%)	2,001,027	2,001,027
j2 Global	66,966	5,799,256
			State Street Institutional US Government
KeyW Holding †	123,208	1,062,053
LendingTree †	18,032	6,339,330	Money Market Fund - Investor Class
MACOM Technology Solutions			(seven-day effective yield 2.31%)	2,001,027	2,001,027
Holdings †	72,941	1,218,844	Total Short-Term Investments
MaxLinear †	250,286	6,389,802	(cost $10,005,135)		10,005,135

Total Value of Securities - 99.72%
(cost $557,732,957)					610,186,041
Receivables and Other Assets Net of Liabilities - 0.28%					1,728,823
Net Assets Applicable to 28,889,573 Shares Outstanding - 100.00%					$611,914,864

† Non-income producing security.

NQ-VIP-874 [3/19] 5/19 (840466) Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs

NQ-VIP-874 [3/19] 5/19 (840466) Smid Cap Core Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.84% G			Common Stock G (continued)
Communication Services - 6.15%			Industrials - 2.78%
Alphabet Class A †	8,420	$ 9,909,414	United Technologies	77,748	$10,020,940
Alphabet Class C †	1,424	1,670,794			10,020,940
TripAdvisor †	206,253	10,611,717	Materials - 2.13%
		22,191,925	Ball	133,121	7,702,381
Consumer Discretionary - 25.17%					7,702,381
Alibaba Group Holding ADR †	35,223	6,426,436	Technology - 20.16%
Charter Communications Class A †	34,817	12,078,366	Applied Materials	309,676	12,281,750
Dollar General	107,271	12,797,430	Arista Networks †	37,442	11,774,011
Dollar Tree †	194,836	20,465,573	Autodesk †	91,331	14,231,196
Hasbro	156,761	13,327,820	Microsoft	292,194	34,461,360
Liberty Global Class A †	88,030	2,193,708			72,748,317
Liberty Global Class C †	490,252	11,869,001
Take-Two Interactive Software †	123,892	11,691,688	Total Common Stock
		90,850,022	(cost $277,201,203)		353,138,730
Consumer Staples - 3.23%			Short-Term Investments - 2.59%
Constellation Brands Class A	66,529	11,664,530	Money Market Mutual Funds - 2.59%
		11,664,530	BlackRock FedFund - Institutional
Financial Services - 23.97%			Shares (seven-day effective yield
Charles Schwab	255,915	10,942,925	2.36%)	1,870,103	1,870,103
CME Group	50,043	8,236,077	Fidelity Investments Money Market
Crown Castle International	59,593	7,627,904	Government Portfolio - Class I
KKR & Co. Class A	740,755	17,400,335	(seven-day effective yield 2.31%)	1,870,103	1,870,103
Mastercard Class A	59,878	14,098,275	GS Financial Square Government Fund -
PayPal Holdings †	139,396	14,474,881	Institutional Shares (seven-day
Visa Class A	87,995	13,743,939	effective yield 2.32%)	1,870,103	1,870,103
		86,524,336	Morgan Stanley Government Portfolio -
Healthcare - 14.25%			Institutional Share Class (seven-day
Biogen †	33,027	7,806,922	effective yield 2.33%)	1,870,103	1,870,103
Illumina †	28,410	8,826,703	State Street Institutional US Government
IQVIA Holdings †	149,680	21,531,468	Money Market Fund - Investor Class
UnitedHealth Group	53,673	13,271,186	(seven-day effective yield 2.31%)	1,870,103	1,870,103
		51,436,279
			Total Short-Term Investments
			(cost $9,350,515)		9,350,515

Total Value of Securities - 100.43%
(cost $286,551,718)					362,489,245
Liabilities Net of Receivables and Other Assets - (0.43%)					(1,568,547)
Net Assets Applicable to 34,798,704 Shares Outstanding - 100.00%					$360,920,698

NQ-VIP- 888 [3/19] 5/19 (840676) U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)

G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
† Non-incomeproducingsecurity.

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs

NQ-VIP- 888 [3/19] 5/19 (840676) U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.86%			Common Stock (continued)
Communication Services - 5.87%			Information Technology - 12.24%
AT&T	747,324	$23,436,081	Broadcom	87,100	$26,191,841
Verizon Communications	416,800	24,645,384	Cisco Systems	472,800	25,526,472
		48,081,465	Intel	449,600	24,143,520
Consumer Discretionary - 6.36%			Oracle	454,000	24,384,340
Dollar Tree †	235,400	24,726,416			100,246,173
Lowe’s	250,100	27,378,447	Materials - 2.81%
		52,104,863	DowDuPont	431,056	22,979,595
Consumer Staples - 6.14%					22,979,595
Archer-Daniels-Midland	536,500	23,139,245	Real Estate - 3.19%
Mondelez International Class A	543,100	27,111,552	Equity Residential	346,800	26,120,976
		50,250,797			26,120,976
Energy - 11.85%			Utilities - 3.09%
ConocoPhillips	346,400	23,118,736	Edison International	409,200	25,337,664
Halliburton	840,900	24,638,370			25,337,664
Marathon Oil	1,452,657	24,273,899	Total Common Stock
Occidental Petroleum	377,500	24,990,500
			(cost $502,789,595)		809,571,419
		97,021,505
Financials - 14.68%			Short-Term Investments - 1.42%
Allstate	265,500	25,004,790	Money Market Mutual Funds - 1.42%
American International Group	553,600	23,838,016	BlackRock FedFund - Institutional
Bank of New York Mellon	446,400	22,511,952	Shares (seven-day effective yield
BB&T	487,600	22,688,028	2.36%)	2,325,755	2,325,755
Marsh & McLennan	278,700	26,169,930	Fidelity Investments Money Market
		120,212,716	Government Portfolio - Class I
Healthcare - 23.33%			(seven-day effective yield 2.31%)	2,325,754	2,325,755
Abbott Laboratories	311,000	24,861,340	GS Financial Square Government Fund -
Cardinal Health	465,500	22,413,825	Institutional Shares (seven-day
Cigna	145,151	23,343,184	effective yield 2.32%)	2,325,754	2,325,754
CVS Health	400,400	21,593,572	Morgan Stanley Government Portfolio -
Johnson & Johnson	168,200	23,512,678	Institutional Share Class (seven-day
Merck & Co	320,800	26,680,936	effective yield 2.33%)	2,325,754	2,325,754
Pfizer	577,541	24,528,166	State Street Institutional US Government
Quest Diagnostics	268,000	24,098,560	Money Market Fund - Investor Class
		191,032,261	(seven-day effective yield 2.31%)	2,325,754	2,325,754
Industrials - 9.30%			Total Short-Term Investments
Northrop Grumman	92,200	24,857,120	(cost $11,628,772)		11,628,772
Raytheon	131,000	23,852,480
Waste Management	264,400	27,473,804
		76,183,404

Total Value of Securities - 100.28%
(cost $514,418,367)					821,200,191
Liabilities Net of Receivables and Other Assets - (0.28%)					(2,278,164)
Net Assets Applicable to 26,265,196 Shares Outstanding - 100.00%					$818,922,027

† Non-income producing security.

Summary of abbreviations:
GS - Goldman Sachs

VIP-872 [3/19] 5/19 (840477) Value Series-1